Quarterly Holdings Report
for
Fidelity® Total Bond ETF
May 31, 2026
T14-NPRT3-0726
1.9862235.111
Asset-Backed Securities - 8.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.0%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0136% 7/20/2037 (b)(c)(n)	6,062,787	6,069,971
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(n)	2,684,000	2,689,760
AIMCO CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8895% 10/16/2038 (b)(c)(n)	35,946,000	35,984,570
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (b)(c)(n)	18,645,000	18,645,205
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (b)(c)(n)	12,806,000	12,822,008
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 7/18/2038 (b)(c)(n)	12,891,000	12,914,010
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9021% 1/21/2039 (b)(c)(n)	14,693,000	14,703,182
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 1.2% 7/25/2039 (b)(c)(n)	13,590,000	13,590,000
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(n)	7,309,000	7,320,994
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.2161% 4/23/2037 (b)(c)(n)	12,500,000	12,514,588
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 7/18/2037 (b)(c)(n)	14,695,000	14,716,190
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (b)(c)(n)	10,452,000	10,489,763
Goldentree Loan Management US CLO 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3752% 7/20/2037 (b)(c)(n)	250,000	250,767
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (b)(c)(n)	8,464,000	8,480,852
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1852% 7/20/2037 (b)(c)(n)	4,765,000	4,765,000
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (b)(c)(n)	25,313,000	25,268,323
OCP CLO Ltd / OCP CLO LLC Series 2026-33AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(c)(n)	13,514,000	13,514,000
OCP CLO Series 2026-32A Class A1R, CME Term SOFR 3 month Index + 1.2%, 0% 7/23/2039 (b)(c)(n)	46,125,000	46,125,231
TOTAL BAILIWICK OF JERSEY		260,864,414
BERMUDA - 0.2%
RR 27 Ltd Series 2025-27A Class A1AR, CME Term SOFR 3 month Index + 1.23%, 4.9031% 10/15/2040 (b)(c)(n)	32,395,000	32,424,609
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (b)(c)(n)	10,108,000	10,111,558
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 1/15/2037 (b)(c)(n)	13,500,000	13,519,103
RRAM Series 2024-24A Class A1B2, CME Term SOFR 3 month Index + 1.55%, 5.2231% 1/15/2037 (b)(c)(n)	5,809,000	5,813,432
TOTAL BERMUDA		61,868,702
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (n)	311,168	312,308
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (n)	1,007,798	1,016,438
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (n)	2,068,361	2,084,274
TOTAL CANADA		3,413,020
GRAND CAYMAN (UK OVERSEAS TER) - 4.1%
AIMCO CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.0736% 7/22/2037 (b)(c)(n)	3,380,000	3,380,000
AIMCO CDO Series 2026-10AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/22/2039 (b)(c)(n)	14,096,000	14,096,000
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (b)(c)(n)	6,610,000	6,621,144
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8952% 10/20/2038 (b)(c)(n)	2,407,000	2,411,065
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (b)(c)(n)	5,649,000	5,650,666
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0152% 7/20/2038 (b)(c)(n)	5,730,000	5,741,449
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1121% 7/21/2037 (b)(c)(n)	9,588,000	9,593,331
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.1052% 7/20/2038 (b)(c)(n)	152,000	153,585
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (b)(c)(n)	15,421,000	15,466,076
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9582% 4/25/2034 (b)(c)(n)	1,292,000	1,292,979
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0431% 10/15/2037 (b)(c)(n)	991,000	993,393
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9131% 4/15/2038 (b)(c)(n)	11,486,000	11,499,129
Ares LXXVI CLO Ltd Series 2025-76A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.0731% 5/27/2038 (b)(c)(n)	24,607,000	24,690,049
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 4.9704% 7/17/2038 (b)(c)(n)	17,543,000	17,633,346
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2038 (b)(c)(n)	15,887,000	15,937,505
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (b)(c)(n)	150,000	150,847
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (b)(c)(n)	3,378,000	3,386,445
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (b)(c)(n)	125,000	125,197
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9171% 7/24/2035 (b)(c)(n)	6,035,140	6,039,824
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (b)(c)(n)	13,168,000	13,189,266
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8931% 1/15/2039 (b)(c)(n)	12,578,000	12,606,099
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9452% 10/20/2038 (b)(c)(n)	12,274,000	12,307,839
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (b)(c)(n)	13,148,000	13,169,510
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4136% 4/22/2038 (b)(c)(n)	150,000	148,328
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (n)	1,506,571	1,431,032
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.5231% 3/31/2038 (b)(c)(n)	250,000	250,021
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(n)	8,057,000	8,063,728
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.0766% 7/25/2037 (b)(c)(n)	7,985,000	7,994,438
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(n)	14,344,000	14,349,422
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (b)(c)(n)	23,985,000	24,024,120
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.8666% 1/25/2038 (b)(c)(n)	12,780,000	12,804,665
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2038 (b)(c)(n)	2,472,000	2,476,939
CIFC Funding Ltd / CIFC Funding LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.4731% 1/15/2038 (b)(c)(n)	250,000	250,264
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9031% 10/15/2038 (b)(c)(n)	28,432,000	28,480,533
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9221% 7/21/2038 (b)(c)(n)	250,000	253,421
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4304% 1/17/2038 (b)(c)(n)	100,000	97,921
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9431% 10/15/2038 (b)(c)(n)	11,642,000	11,663,945
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 10/23/2038 (b)(c)(n)	7,839,000	7,875,248
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8219% 4/25/2038 (b)(c)(n)	40,416,000	40,428,610
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (b)(c)(n)	16,824,000	16,824,084
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.4731% 1/15/2039 (b)(c)(n)	250,000	250,755
Diameter Capital CLO Series 2026-6A Class ER, CME Term SOFR 3 month Index + 6%, 9.6731% 4/15/2039 (b)(c)(n)	250,000	253,618
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.2052% 4/18/2037 (b)(c)(n)	6,020,000	6,026,309
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 7/15/2037 (b)(c)(n)	9,283,000	9,297,853
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0631% 10/15/2037 (b)(c)(n)	6,591,000	6,595,172
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 10/15/2037 (b)(c)(n)	3,502,000	3,503,460
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (b)(c)(n)	11,493,000	11,516,791
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8819% 11/20/2038 (b)(c)(n)	27,720,000	27,772,391
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(n)	12,751,000	12,755,157
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9536% 10/22/2038 (b)(c)(n)	11,320,000	11,379,611
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/19/2037 (b)(c)(n)	6,387,000	6,392,850
Flatiron RR CLO 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 5.1752% 10/18/2037 (b)(c)(n)	3,490,000	3,494,261
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9231% 4/15/2038 (b)(c)(n)	200,000	200,342
Fortress Credit BSL Ltd Series 2026-1A Class C1, CME Term SOFR 3 month Index + 1.9%, 5.5624% 4/20/2039 (b)(c)(n)	250,000	250,701
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (n)	11,215,000	11,235,187
GCM CLO Series 2026-1A Class E, CME Term SOFR 3 month Index + 5.5%, 0% 7/20/2039 (b)(c)(k)(n)	150,000	150,036
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 1.18% 7/20/2039 (b)(c)(n)	16,923,000	16,923,000
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (n)	1,153,467	1,148,385
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (n)	3,467,020	3,415,001
Kennedy Lewis CLO 19 Ltd Series 2025-19A Class E, CME Term SOFR 3 month Index + 6%, 9.6636% 4/22/2036 (b)(c)(n)	100,000	100,192
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(n)	8,163,000	8,158,870
Madison Park Funding LXVII Ltd / Madison Park Funding LXVI LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.1766% 4/25/2037 (b)(c)(n)	5,962,000	5,966,394
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(n)	2,070,000	2,074,370
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.9866% 7/25/2038 (b)(c)(n)	11,119,000	11,135,389
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(n)	7,916,000	7,919,214
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9566% 1/25/2038 (b)(c)(n)	6,529,000	6,549,703
Magnetite Ltd Series 2025-51A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8666% 10/25/2038 (b)(c)(n)	20,000,000	20,019,960
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9568% 4/20/2034 (b)(c)(n)	1,238,000	1,239,210
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0231% 7/15/2037 (b)(c)(n)	2,907,000	2,911,654
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(n)	57,563,000	57,528,462
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2038 (b)(c)(n)	13,668,000	13,679,344
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 7/20/2036 (b)(c)(n)	100,000	100,000
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8431% 4/15/2038 (b)(c)(n)	13,472,000	13,483,438
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (b)(c)(n)	12,391,000	12,413,626
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/18/2038 (b)(c)(n)	5,981,000	5,989,116
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2037 (b)(c)(n)	10,448,000	10,461,206
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (b)(c)(n)	11,163,000	11,127,915
OCP Aegis CLO Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.2721% 1/21/2038 (b)(c)(n)	250,000	250,063
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9671% 10/24/2038 (b)(c)(n)	12,001,000	12,031,591
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(n)	8,510,000	8,509,404
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9052% 4/20/2038 (b)(c)(n)	7,599,000	7,611,257
OHA Credit Funding 16-R Ltd Series 2025-16RA Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8752% 10/20/2038 (b)(c)(n)	19,610,000	19,649,220
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (b)(c)(n)	20,500,000	20,512,157
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(c)(k)(n)	14,448,000	14,448,000
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9536% 1/22/2038 (b)(c)(n)	11,834,000	11,862,532
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0052% 10/20/2037 (b)(c)(n)	17,500,000	17,536,453
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1752% 4/20/2037 (b)(c)(n)	6,763,000	6,770,196
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3252% 4/20/2037 (b)(c)(n)	358,000	358,281
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (b)(c)(n)	27,328,000	27,348,633
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/18/2038 (b)(c)(n)	3,759,000	3,766,601
Palmer Square CLO Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2038 (b)(c)(n)	20,606,000	20,669,652
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8131% 2/15/2038 (b)(c)(n)	100,000	98,038
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.8852% 10/20/2038 (b)(c)(n)	13,063,000	13,066,841
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (b)(c)(n)	11,503,000	11,514,503
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (b)(c)(n)	9,573,059	9,572,772
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4511% 2/15/2033 (b)(c)(n)	9,269,088	9,263,276
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 10/20/2038 (b)(c)(n)	25,404,000	25,414,441
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (n)	236,388	230,041
Regatta 36 Fdg Ltd / Regatta 36 Fdg LLC Series 2026-1A Class D2, 8.5% 4/15/2039 (n)	250,000	245,305
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 10/15/2039 (b)(c)(n)	4,782,000	4,794,457
RR 45 LTD Series 2026-45A Class A1A, CME Term SOFR 3 month Index + 1.2%, 1.2% 7/15/2041 (b)(c)(k)(n)	37,882,000	37,882,000
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0131% 1/15/2037 (b)(c)(n)	4,495,000	4,498,079
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (b)(c)(n)	14,990,000	14,981,066
Sandstone Peak III Ltd Series 2026-1A Class D2R, 8.56% 4/25/2037 (n)	343,000	341,964
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9604% 7/17/2038 (b)(c)(n)	7,485,000	7,504,985
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (b)(c)(n)	11,684,000	11,718,000
Sixth Street CLO XVIII Ltd Series 2025-18A Class A2R, CME Term SOFR 3 month Index + 1.5%, 5.1804% 10/17/2038 (b)(c)(n)	19,162,000	19,183,903
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0004% 7/17/2038 (b)(c)(n)	9,224,000	9,250,593
Symphony CLO 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (b)(c)(n)	4,217,000	4,217,000
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(n)	72,130	72,161
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (n)	192,318	191,268
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(n)	3,382,000	3,389,951
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (b)(c)(n)	4,115,000	4,116,930
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,059,842,020
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (n)	2,334,842	2,357,360
MULTI-NATIONAL - 0.1%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/18/2039 (b)(c)(n)	18,222,000	18,254,781
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (b)(c)(n)	3,000,000	3,002,244
Ares Loan Funding V Ltd / Ares Loan Funding V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1666% 7/27/2037 (b)(c)(n)	6,208,000	6,208,000
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 1/20/2038 (b)(c)(n)	7,545,000	7,565,364
TOTAL MULTI-NATIONAL		35,030,389
UNITED STATES - 3.2%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (n)	6,077,887	6,110,579
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (n)	484,730	467,698
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (n)	785,509	746,939
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (n)	7,754,793	7,751,497
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (n)	10,928,001	11,135,482
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (n)	3,350,808	3,414,427
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (n)	5,500,000	5,466,300
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (n)	5,000,000	4,991,866
Aligned Data Centers Issuer LLC Series 2023-1A Class A2, 6% 8/17/2048 (n)	330,000	330,740
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (n)	10,965,877	10,988,419
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (n)	57,488	57,099
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (n)	39,748	39,281
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (n)	4,187,404	4,196,568
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (n)	496,585	498,875
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (n)	2,410,189	2,412,394
Avis Budget Rental Car Funding AESOP LLC Series 2022-1A Class A, 3.83% 8/21/2028 (n)	6,000,000	5,967,222
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (n)	2,234,526	2,224,859
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (n)	10,577,119	10,618,573
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2036 (n)	2,000,000	1,990,752
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (n)	2,188,137	2,180,842
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,400,000	1,405,472
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	3,516,519	3,522,515
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	872,304	877,258
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	8,465,000	8,509,577
Carvana Auto Receivables Trust Series 2024-N2 Class A3, 5.71% 7/10/2028 (n)	2,142,042	2,144,117
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	125,001	125,020
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	4,400,000	4,417,342
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (n)	39,403	39,009
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (n)	211,666	208,238
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (n)	186,315	183,057
CCG Receivables Trust Series 2025-1 Class B, 4.69% 10/14/2032 (n)	1,500,000	1,503,880
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (n)	2,500,000	2,555,998
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (n)	3,060,000	3,014,738
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (n)	1,365,000	1,384,756
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (n)	1,000,000	1,045,589
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (n)	15,703,930	15,554,754
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (n)	1,490,135	1,460,085
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (n)	22,156,955	19,649,654
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (n)	7,608,485	7,524,562
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (n)	22,497,890	21,211,830
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (n)	10,064,425	9,951,641
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (n)	8,163,975	8,065,706
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (n)	9,893,000	9,893,000
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (n)	10,120,000	10,120,000
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (n)	600,234	600,920
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (n)	2,500,000	2,493,165
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (n)	2,225,000	2,217,952
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (n)	363,615	366,316
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (n)	572,512	573,793
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (n)	32,058,700	31,864,438
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (n)	22,853,700	22,765,274
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (n)	8,282,880	7,948,530
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (n)	11,635,963	11,047,308
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (n)	28,839,488	26,295,695
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1831% 7/15/2037 (b)(c)(n)	5,990,000	5,990,000
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (n)	1,725,428	1,727,947
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (n)	2,000,000	2,014,166
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	3,901,587	3,907,488
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	329,059	329,423
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	1,470,000	1,475,036
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	1,270,000	1,271,882
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	7,485,000	7,461,840
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (n)	26,536,239	26,308,019
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (n)	33,434,251	33,403,613
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (n)	500,000	500,193
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (n)	8,295,000	8,349,652
GMF Floorplan Owner Revolving Trust Series 2024-4A Class B, 4.98% 11/15/2029 (n)	11,611,000	11,674,542
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (b)(c)(n)	8,545,000	8,544,590
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (b)(c)(n)	12,517,000	12,512,957
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (n)	741,408	743,647
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (n)	3,754,991	3,761,810
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (n)	23,256,613	23,486,058
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (n)	7,081,488	7,152,085
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	2,056,684	2,058,705
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (n)	4,100,000	4,117,025
Magnetite XXXVIII Ltd Series 2026-38AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/15/2039 (b)(c)(n)	14,346,000	14,346,000
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (n)	611,813	612,243
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (n)	359,906	361,826
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (n)	2,034,471	2,046,250
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (n)	7,200,000	7,204,519
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (n)	170,000	173,376
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (n)	465,000	465,983
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (n)	995,000	992,429
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (n)	17,685,897	17,262,061
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9004% 10/17/2038 (b)(c)(n)	11,964,000	11,980,630
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (n)	700,000	701,628
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (n)	10,670,000	10,632,056
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (n)	5,900,000	5,873,547
Optn Series 2026-A Class A, 4.32% 1/9/2034 (n)	4,720,000	4,683,655
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (n)	4,338,505	4,355,637
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (n)	9,883,384	9,617,450
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (n)	900,325	910,873
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (n)	2,214,375	2,121,046
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (n)	1,609,920	1,514,618
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (n)	8,800,000	8,733,426
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (n)	2,400,626	2,413,673
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0992% 7/25/2054 (b)(c)(n)	1,800,585	1,797,122
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (n)	1,265,437	1,267,713
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (c)(n)	832,342	832,937
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (n)	3,189,739	3,200,494
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2023-1A Class B, 5.75% 9/15/2048 (n)	250,000	246,202
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (n)	262,000	253,156
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (n)	7,345,000	7,345,618
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	4,071,230	4,074,688
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (n)	308,000	296,585
SBNA Auto Lease Trust Series 2024-A Class A4, 5.24% 1/22/2029 (n)	1,754,050	1,755,470
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (n)	1,600,000	1,596,213
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (n)	1,800,000	1,780,119
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (n)	15,247,060	15,304,738
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (n)	2,517,632	2,524,429
Sofi Consumer Loan Program Trust Series 2026-2 Class A, 4.27% 3/25/2036 (n)	11,400,000	11,397,565
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (n)	15,120,735	14,938,852
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (n)	21,158,785	21,286,843
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (n)	12,073,145	12,130,664
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (n)	8,765,515	8,406,237
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (n)	13,150,735	12,891,019
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (n)	19,285,315	18,740,871
Switch ABS Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (n)	950,000	966,753
Taco Bell Fdg LLC Series 2021-1A Class A2I, 1.946% 8/25/2051 (n)	8,308,020	8,144,305
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (n)	22,465,000	22,145,218
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (n)	5,600,000	5,621,466
Towr Series 2026-1A Class B, 5.882% 4/25/2056 (n)	386,000	385,508
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (n)	350,000	349,504
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (n)	1,200,000	1,196,819
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (n)	1,000,000	995,494
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (n)	575,000	564,436
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (n)	1,500,000	1,521,099
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (n)	1,606,000	1,652,173
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (n)	460,000	461,301
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (m)(n)	2,642,015	2,642,009
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	585,269	585,838
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (n)	526,399	526,559
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (n)	1,246,640	1,248,045
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (n)	1,511,645	1,517,147
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (n)	4,101,929	4,137,643
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (n)	8,890,774	8,927,982
Willis Engine Structured Trust VI Series 2021-A Class A, 3.104% 5/15/2046 (n)	4,375,982	4,107,487
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (n)	200,525	203,420
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (n)	8,640,091	8,546,116
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	335,163	336,374
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	1,523,297	1,524,818
TOTAL UNITED STATES		816,300,254
TOTAL ASSET-BACKED SECURITIES (Cost $2,236,604,537)		2,239,676,159

Bank Loan Obligations - 5.1%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Produits Recreatifs Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 12/13/2029 (b)(c)(d)	794,017	795,112
Bombardier Produits Recreatifs Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 1/22/2031 (b)(c)(d)	132,075	131,955
		927,067
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/20/2030 (b)(c)(d)	4,927,576	4,935,263
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/22/2032 (b)(c)(d)	2,727,969	2,743,437
		7,678,700
TOTAL CONSUMER DISCRETIONARY		8,605,767
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9067% 9/18/2031 (b)(c)(d)	2,449,000	2,453,604
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4496% 12/12/2028 (b)(c)(d)	2,949,545	2,950,164
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4134% 3/21/2031 (b)(c)(d)	831,933	829,338
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6065% 5/29/2028 (b)(c)(d)	1,612,166	1,439,665
TOTAL CANADA		16,278,538
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 6/30/2026 (b)(c)(d)(e)	885,542	885,542
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 6/30/2026 (b)(c)(d)(e)	425,210	425,210

TOTAL COLOMBIA		1,310,752
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 12/12/2032 (b)(c)(d)	3,502,375	3,506,963
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (b)(c)(d)	1,650,784	1,632,807
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 2/4/2028 (b)(c)(d)	241,996	241,124

TOTAL FINLAND		1,873,931
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (b)(c)(d)	11,601,543	11,753,871
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Banijay Gaming SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4107% 12/10/2031 (b)(c)(d)	725,000	727,414
TOTAL FRANCE		12,481,285
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3773% 4/30/2030 (b)(c)(d)	1,759,059	1,772,797
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.48% 4/3/2030 (b)(c)(d)	2,330,000	2,347,475

TOTAL GERMANY		4,120,272
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.174% 10/18/2029 (b)(c)(d)	2,753,333	2,765,943
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9158% 1/9/2032 (b)(c)(d)	1,728,920	1,721,832
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(d)(e)(h)	246,629	0
BYJU's Alpha Inc Tranche NEW MONEY WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.25%, 25% 3/31/2033 (b)(c)(d)(e)	7,296	7,296
BYJU's Alpha Inc Tranche Second Out Rollover Wind-Down DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (b)(c)(d)(e)	16,903	16,903
BYJU's Alpha Inc Tranche THIRD OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (b)(c)(d)(e)	74,416	3,943

TOTAL INDIA		28,142
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 6/4/2032 (b)(c)(d)	1,503,638	1,494,240
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6731% 10/31/2027 (b)(c)(d)	104,192	79,082
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 10/1/2032 (b)(c)(d)	2,539,313	2,266,336
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.6634% 1/30/2031 (b)(c)(d)	1,277,344	1,137,475
TOTAL LUXEMBOURG		3,482,893
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6996% 1/17/2032 (b)(c)(d)	2,643,382	2,637,884
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.4273% 10/8/2032 (b)(c)(d)	715,000	712,097
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9366% 4/3/2028 (b)(c)(d)	924,901	924,901
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9369% 4/3/2028 (b)(c)(d)	112,429	112,394
TOTAL MATERIALS		1,037,295
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9612% 8/30/2028 (b)(c)(d)	2,865,662	1,217,906
TOTAL NETHERLANDS		5,605,182
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7416% 10/15/2029 (b)(c)(d)	1,000,000	990,630
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9231% 1/31/2032 (b)(c)(d)	1,310,000	1,296,350

TOTAL PUERTO RICO		2,286,980
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.41% 11/17/2031 (b)(c)(d)	3,126,140	3,133,392
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (b)(c)(d)	2,820,000	2,721,300
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (b)(c)(d)	6,660,738	6,467,577

TOTAL SWITZERLAND		9,188,877
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1452% 12/2/2031 (b)(c)(d)	9,502,345	9,513,558
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.425% 7/18/2030 (b)(c)(d)	6,258,081	6,244,376
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 7/31/2032 (b)(c)(d)	472,937	472,871
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 10/31/2029 (b)(c)(d)	3,427,717	3,431,521
TOTAL CONSUMER DISCRETIONARY		10,148,768
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.924% 8/30/2032 (b)(c)(d)	1,032,413	1,038,431
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (b)(c)(d)	10,090,000	10,107,658
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 1/21/2030 (b)(c)(d)	539,570	539,764
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6026% 10/21/2030 (b)(c)(d)	1,136,625	1,134,136
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8343% 3/15/2032 (b)(c)(d)	2,342,300	2,341,316
TOTAL INDUSTRIALS		3,475,452
TOTAL UNITED KINGDOM		34,823,631
UNITED STATES - 4.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0512% 9/30/2026 (b)(c)(d)	1,152,920	657,165
Aventiv Technologies LLC Tranche BRIDGE LOAN 1LN, term loan 10.9106% 9/30/2026 (c)(d)	37,807	37,807
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9491% 9/30/2026 (b)(c)(d)(e)	30,082	30,344
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9411% 9/30/2026 (b)(c)(d)	287,295	289,809
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4612% 9/30/2026 (b)(c)(d)(e)	30,940	30,476
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 10/3/2031 (b)(c)(d)	336,027	274,090
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8583% 4/3/2031 (b)(c)(d)	3,000,000	2,854,170
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3814% 3/29/2032 (b)(c)(d)	5,125,000	5,144,219
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 10/6/2032 (b)(c)(d)	3,168,188	3,166,223
		12,484,303
Entertainment - 0.1%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (b)(c)(d)	7,340,000	7,295,666
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 8/30/2030 (b)(c)(d)	1,731,506	1,731,506
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.5982% 10/21/2032 (b)(c)(d)	613,463	613,462
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (b)(c)(d)(f)	7,770,000	7,793,621
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 2/17/2033 (b)(c)(d)	2,295,001	2,306,476
		19,740,731
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 7/8/2031 (b)(c)(d)	557,080	515,299
Media - 0.2%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2194% 8/21/2031 (b)(c)(d)	1,185,964	1,156,315
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9303% 4/18/2030 (b)(c)(d)	2,107,343	1,756,618
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9418% 12/15/2031 (b)(c)(d)	3,175,604	3,143,531
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (b)(c)(d)	8,392,068	7,564,862
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 5/27/2033 (b)(c)(d)(f)	10,350,000	10,367,802
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1493% 6/16/2032 (b)(c)(d)	3,397,384	3,197,787
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 6/28/2032 (b)(c)(d)	1,960,188	1,959,089
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 3/21/2033 (b)(c)(d)	3,960,000	3,960,634
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.0348% 12/31/2029 (b)(c)(d)	463,064	418,207
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.8203% 12/31/2030 (b)(c)(d)	1,280,886	1,151,196
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (b)(c)(d)	399,654	291,248
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 6/24/2029 (b)(c)(d)	3,046,164	3,047,108
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9848% 1/31/2029 (b)(c)(d)	5,360,214	5,330,090
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2348% 1/31/2029 (b)(c)(d)	2,557,210	2,543,785
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 7.1996% 1/30/2031 (b)(c)(d)	3,900,000	3,909,750
		49,798,022
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 1/30/2031 (b)(c)(d)	4,695,110	4,721,919
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.38% 1/25/2031 (b)(c)(d)	392,000	392,772
		5,114,691
TOTAL COMMUNICATION SERVICES		87,653,046
Consumer Discretionary - 1.0%
Automobile Components - 0.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.92% 2/3/2033 (b)(c)(d)	1,301,850	1,302,397
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4703% 3/3/2028 (b)(c)(d)	2,258,015	1,584,382
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.0982% 1/28/2032 (b)(c)(d)	4,352,275	4,354,451
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/6/2030 (b)(c)(d)	1,641,574	1,643,380
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 3/25/2032 (b)(c)(d)	821,716	819,661
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8496% 12/22/2028 (b)(c)(d)	2,814,923	2,191,417
		11,895,688
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2348% 6/3/2028 (b)(c)(d)	2,202,137	2,136,711
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 4/19/2030 (b)(c)(d)	1,336,650	1,338,321
		3,475,032
Broadline Retail - 0.2%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1634% 11/8/2032 (b)(c)(d)	2,134,873	2,140,487
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/23/2032 (b)(c)(d)	31,169,060	31,308,075
		33,448,562
Distributors - 0.1%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 12/11/2030 (b)(c)(d)	5,189,964	5,152,337
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 12/29/2032 (b)(c)(d)	5,430,000	5,399,483
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 5/24/2032 (b)(c)(d)	3,100,485	3,100,485
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 8/1/2030 (b)(c)(d)	1,501,002	1,494,998
		15,147,303
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.156% 7/31/2028 (b)(c)(d)	7,648,794	7,654,224
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 11/2/2029 (b)(c)(d)	3,711,649	3,710,721
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1251% 8/19/2030 (b)(c)(d)	1,390,000	1,381,312
		12,746,257
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9952% 2/7/2029 (b)(c)(d)	3,612,836	3,624,144
Aramark Services Inc Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 6/24/2030 (b)(c)(d)	467,298	468,350
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 11/24/2028 (b)(c)(d)	1,057,788	1,058,582
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 2/6/2030 (b)(c)(d)	4,304,360	4,175,229
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 2/6/2031 (b)(c)(d)	3,831,186	3,697,095
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (b)(c)(d)	4,509,399	3,827,939
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 6/29/2029 (b)(c)(d)	779,346	695,278
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 4/2/2029 (b)(c)(d)	3,919,405	3,937,356
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/29/2029 (b)(c)(d)	21,154,765	21,069,724
Fitness International LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 2/12/2029 (b)(c)(d)	3,790,187	3,799,662
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 11/30/2030 (b)(c)(d)	5,232,191	5,184,212
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3703% 1/28/2032 (b)(c)(d)	4,159,985	4,093,550
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1996% 12/4/2031 (b)(c)(d)	2,004,675	2,011,391
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/27/2032 (b)(c)(d)	759,263	761,259
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 1/17/2031 (b)(c)(d)	4,480,322	4,478,933
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 8/2/2028 (b)(c)(d)	2,740,191	2,740,574
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 10/31/2031 (b)(c)(d)	5,428,972	5,004,155
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 4/26/2030 (b)(c)(d)	3,974,555	3,961,082
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6464% 11/5/2031 (b)(c)(d)	2,017,052	2,020,077
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.5789% 4/16/2029 (b)(c)(d)	741,060	741,675
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 6/1/2028 (b)(c)(d)	3,351,468	3,196,831
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 4/1/2031 (b)(c)(d)	2,456,250	2,457,797
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 7/18/2031 (b)(c)(d)	175,610	175,873
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1996% 8/18/2032 (b)(c)(d)	985,575	975,719
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6203% 7/2/2032 (b)(c)(d)	3,203,782	2,775,276
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(d)(g)	136,934	118,619
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 3/14/2031 (b)(c)(d)	3,767,269	3,777,215
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 11/21/2031 (b)(c)(d)(f)	1,957,657	1,957,755
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (b)(c)(d)	10,402,453	9,154,159
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2026 (b)(c)(d)	1,429,383	1,257,857
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 8/3/2028 (b)(c)(d)	3,828,184	3,832,357
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9133% 9/3/2029 (b)(c)(d)	1,453,947	1,264,934
		108,294,659
Household Durables - 0.0%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1083% 9/26/2031 (b)(c)(d)	385,059	385,814
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.87% 10/24/2031 (b)(c)(d)	3,316,419	3,334,029
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 6/29/2028 (b)(c)(d)	3,498,786	3,199,640
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4418% 10/1/2032 (b)(c)(d)	5,592,000	5,368,320
		12,287,803
Specialty Retail - 0.2%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6567% 10/16/2031 (b)(c)(d)	3,921,435	3,926,336
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/23/2029 (b)(c)(d)(f)	2,373,000	2,217,141
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8993% 6/9/2031 (b)(c)(d)	2,137,450	2,138,006
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4343% 6/6/2031 (b)(c)(d)	1,314,625	1,056,144
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 6/6/2031 (b)(c)(d)	879,690	778,974
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.668% 2/22/2033 (b)(c)(d)	807,000	799,083
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(d)(e)(h)	2,790	1,120
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1918% 3/15/2031 (b)(c)(d)	2,141,100	2,131,829
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9496% 10/14/2032 (b)(c)(d)	1,300,000	1,300,702
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2348% 10/20/2028 (b)(c)(d)	2,340,491	2,273,460
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 10/20/2028 (b)(c)(d)	903,550	887,358
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1666% 2/28/2033 (b)(c)(d)	2,865,000	2,769,739
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (b)(c)(d)	8,575,426	7,974,203
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 4/30/2031 (b)(c)(d)	4,125,000	4,112,955
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/30/2031 (b)(c)(d)	1,148,108	1,144,997
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 10/31/2029 (b)(c)(d)	3,977,204	3,946,738
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 2/10/2033 (b)(c)(d)	1,190,000	1,178,100
		38,636,885
Textiles, Apparel & Luxury Goods - 0.0%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 8/26/2031 (b)(c)(d)	4,612,899	4,615,805
TOTAL CONSUMER DISCRETIONARY		240,547,994
Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 4/1/2032 (b)(c)(d)	804,844	809,207
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0496% 1/24/2029 (b)(c)(d)	965,473	640,726
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7996% 1/24/2030 (b)(c)(d)	590,832	185,669
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 1/24/2029 (b)(c)(d)	933,112	941,865
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 3/31/2031 (b)(c)(d)	5,435,000	5,466,197
		8,043,664
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (b)(c)(d)	3,328,861	3,191,546
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.8773% 9/30/2031 (b)(c)(d)	486,115	482,688
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5496% 8/1/2029 (b)(c)(d)	4,170,808	2,803,700
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9285% 4/1/2029 (b)(c)(d)	1,404,573	1,401,061
		7,878,995
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 12/23/2030 (b)(c)(d)	1,707,310	1,707,310
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 10/28/2032 (b)(c)(d)	2,179,538	2,185,771
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (b)(c)(d)(e)(h)	972,365	0
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(d)(e)(h)	342,959	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(d)(e)(h)	203,658	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(d)(e)(h)	924,552	350,156
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 2/12/2031 (b)(c)(d)	2,334,322	2,289,713
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6687% 7/9/2032 (b)(c)(d)	2,769,650	2,783,498
		9,316,448
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4848% 5/17/2028 (b)(c)(d)	2,441,512	2,006,410
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2658% 2/23/2029 (b)(c)(d)	435,463	435,462
Prestige Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 5/20/2033 (b)(c)(d)(f)	1,105,000	1,107,763
		3,549,635
TOTAL CONSUMER STAPLES		28,788,742
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.3814% 7/9/2031 (b)(c)(d)	2,299,975	2,306,208
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2348% 3/31/2028 (b)(c)(d)	4,327,195	4,354,240
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 12/31/2032 (b)(c)(d)	5,025,205	5,012,843
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/17/2032 (b)(c)(d)(f)	1,455,000	1,456,819
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1996% 4/1/2030 (b)(c)(d)	2,009,633	2,019,681
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/30/2031 (b)(c)(d)	679,382	682,215
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(h)	24,758,139	16,081,650
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 8/1/2029 (b)(c)(d)	1,766,745	1,773,918
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8453% 5/25/2029 (b)(c)(d)	2,433,285	2,430,243
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8453% 5/25/2029 (b)(c)(d)	304,365	303,985
TOTAL ENERGY		36,421,802
Financials - 0.6%
Capital Markets - 0.1%
Broadstreet Partners Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 6/16/2031 (b)(c)(d)	2,693,393	2,656,359
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 10/31/2031 (b)(c)(d)	6,127,470	6,132,127
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 5/17/2031 (b)(c)(d)	1,298,885	1,296,989
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 9/15/2031 (b)(c)(d)	3,952,372	3,882,850
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1996% 9/5/2031 (b)(c)(d)	1,750,819	1,753,376
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4081% 2/3/2032 (b)(c)(d)	3,021,530	3,018,690
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6658% 12/15/2031 (b)(c)(d)	7,104,085	7,060,324
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (b)(c)(d)(f)	3,910,000	3,921,417
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 11/26/2031 (b)(c)(d)	707,850	708,734
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 12/1/2028 (b)(c)(d)	958,098	960,732
		31,391,598
Financial Services - 0.2%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1822% 7/1/2032 (b)(c)(d)	1,192,013	1,136,381
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 11/5/2032 (b)(c)(d)	1,885,275	1,885,614
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 9/22/2032 (b)(c)(d)	2,049,863	1,783,893
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.686% 4/16/2029 (b)(c)(d)	1,623,619	1,618,033
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 11/17/2031 (b)(c)(d)	3,921,947	3,897,435
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 7/31/2031 (b)(c)(d)	7,557,248	7,421,217
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6416% 7/31/2031 (b)(c)(d)	1,246,525	1,226,493
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3703% 2/16/2032 (b)(c)(d)	890,000	866,638
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1687% 10/8/2032 (b)(c)(d)	1,405,000	1,405,759
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3703% 8/2/2032 (b)(c)(d)	1,925,209	1,900,547
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4166% 2/20/2030 (b)(c)(d)	1,347,287	1,344,067
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6773% 7/6/2032 (b)(c)(d)	324,188	324,188
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 6/24/2031 (b)(c)(d)	2,291,799	2,291,272
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 6/24/2031 (b)(c)(d)	751,348	751,017
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (d)(e)	2,718,000	2,754,231
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (b)(c)(d)	10,088,680	10,092,917
		40,699,702
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 6/21/2032 (b)(c)(d)	3,271,410	3,093,543
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 11/6/2030 (b)(c)(d)	18,587,412	17,611,574
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 5/28/2032 (b)(c)(d)	4,146,242	3,992,831
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 9/19/2031 (b)(c)(d)	3,594,466	3,579,693
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 1/30/2032 (b)(c)(d)	2,321,024	2,315,384
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 9/19/2030 (b)(c)(d)	10,122,810	10,125,948
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 9/19/2030 (b)(c)(d)	4,482,394	4,480,287
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (b)(c)(d)	13,230,881	12,897,331
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0279% 1/20/2029 (b)(c)(d)	3,185,327	3,185,837
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 5/6/2031 (b)(c)(d)	4,979,556	4,925,877
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9221% 6/20/2030 (b)(c)(d)	6,604,826	6,618,168
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 9/29/2030 (b)(c)(d)	3,390,883	3,389,458
		76,215,931
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
TPG RE Finance Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3785% 5/16/2033 (b)(c)(d)	540,000	540,000
TOTAL FINANCIALS		148,847,231
Health Care - 0.5%
Biotechnology - 0.0%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4148% 8/12/2031 (b)(c)(d)	765,000	770,898
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4283% 4/27/2033 (b)(c)(d)	1,355,000	1,356,125
Grifols International Services USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1869% 4/14/2033 (b)(c)(d)	4,510,000	4,530,746
		6,657,769
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4022% 1/15/2031 (b)(c)(d)	2,958,075	2,967,689
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9239% 4/7/2033 (b)(c)(d)	5,925,000	5,862,728
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 8/1/2031 (b)(c)(d)	4,133,497	4,156,231
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 10/23/2030 (b)(c)(d)(f)	729,488	729,487
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1203% 8/21/2030 (b)(c)(d)	998,250	937,107
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 8/23/2032 (b)(c)(d)	4,665,450	4,445,801
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 5/30/2031 (b)(c)(d)	1,946,549	1,947,152
		21,046,195
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0634% 2/15/2029 (b)(c)(d)	657,917	330,603
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 9/17/2032 (b)(c)(d)(f)	606,950	608,358
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6996% 6/28/2029 (b)(c)(d)(e)	253,325	177,328
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8879% 2/11/2028 (b)(c)(d)	2,308,707	2,305,660
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 5/9/2031 (b)(c)(d)	2,896,497	2,909,618
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 2/6/2033 (b)(c)(d)	1,155,000	1,159,204
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.8482% 10/1/2032 (b)(c)(d)	912,813	916,628
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6203% 9/24/2031 (b)(c)(d)	4,677,054	4,046,727
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 10/23/2031 (b)(c)(d)	3,574,203	3,589,858
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.0593% 10/23/2031 (b)(c)(d)(g)	463,126	465,155
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 8/25/2032 (b)(c)(d)	1,733,593	1,732,154
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 7/3/2028 (b)(c)(d)	181,929	182,202
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 7/3/2028 (b)(c)(d)	45,328	45,396
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 4/15/2031 (b)(c)(d)	1,976,064	1,981,755
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7007% 12/29/2030 (b)(c)(d)	188,209	158,096
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6203% 12/12/2030 (b)(c)(d)	3,550,000	3,570,200
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/21/2031 (b)(c)(d)(f)	2,628,282	2,632,881
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1562% 12/4/2031 (b)(c)(d)	5,896,504	5,898,744
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 3/31/2033 (b)(c)(d)	1,104,000	1,076,400
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.7638% 10/1/2028 (b)(c)(d)	2,307,889	2,312,297
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 12/30/2032 (b)(c)(d)	707,763	711,118
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 1.75% 12/30/2032 (b)(c)(d)(g)	107,237	107,745
		36,918,127
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 2/15/2029 (b)(c)(d)	6,092,017	6,084,402
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (d)	265,000	250,867
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3993% 5/1/2031 (b)(c)(d)	7,115,732	6,665,093
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 9/28/2029 (b)(c)(d)	1,070,724	1,055,381
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 11/26/2031 (b)(c)(d)	8,487,040	8,365,082
		22,420,825
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 12/12/2031 (b)(c)(d)	6,459,117	6,466,544
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (b)(c)(d)	17,262,708	16,651,263
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 8/2/2032 (b)(c)(d)	1,537,275	1,544,961
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3993% 10/31/2032 (b)(c)(d)	708,225	707,559
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3703% 4/23/2031 (b)(c)(d)	3,915,317	3,916,962
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 5/5/2028 (b)(c)(d)	2,264,112	2,271,199
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 5/19/2031 (b)(c)(d)	2,920,128	2,918,551
		28,010,495
TOTAL HEALTH CARE		121,519,955
Industrials - 0.8%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 10/17/2030 (b)(c)(d)	407,753	408,621
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/27/2032 (b)(c)(d)	805,491	805,685
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 5.9496% 2/26/2032 (b)(c)(d)	1,810,564	1,813,443
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1% 2/26/2032 (b)(c)(d)(g)	210,010	210,344
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4608% 4/1/2032 (b)(c)(d)	773,063	777,253
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3751% 2/17/2033 (b)(c)(d)	995,000	995,995
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3703% 12/11/2031 (b)(c)(d)	1,833,287	1,838,438
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (b)(c)(d)(g)	89,595	89,846
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 8/19/2032 (b)(c)(d)	2,298,450	2,303,989
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.8703% 3/22/2030 (b)(c)(d)	6,362,720	6,376,655
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1203% 1/19/2032 (b)(c)(d)	3,871,099	3,880,622
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 2/13/2033 (b)(c)(d)	3,055,000	3,062,118
VSE Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6464% 5/5/2033 (b)(c)(d)	1,345,000	1,347,354
		23,910,363
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 10/31/2031 (b)(c)(d)	1,573,856	1,578,703
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 10/31/2031 (b)(c)(d)	598,644	600,488
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4703% 11/23/2028 (b)(c)(d)	1,362,652	1,339,937
STG Distribution LLC Tranche DIP FLFO ROLLUP 1LN, term loan CME Term SOFR 1 month Index x 8%, 8% 7/13/2026 (b)(c)(d)(e)	40,737	39,189
STG Distribution LLC Tranche DIP FLSO ROLLUP 1LN, term loan CME Term SOFR 3 month Index + 0%, 8% 7/13/2026 (b)(c)(d)(e)	3,257	32
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 0% (b)(c)(d)(e)(h)	19,023	18,300
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 0% (b)(c)(d)(e)(h)	121,963	1,220
STG Distribution LLC Tranche NEW MONEY DIP 1LN, term loan CME Term SOFR 1 month Index + 8%, 8% 7/13/2026 (b)(c)(d)(e)	157,504	165,379
		3,743,248
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 5/16/2033 (b)(c)(d)	1,561,239	1,563,472
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 9/8/2032 (b)(c)(d)	3,910,970	3,912,847
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.299% 8/1/2028 (b)(c)(d)	253,038	144,654
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (b)(c)(d)	8,995,053	5,320,574
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.174% 5/15/2031 (b)(c)(d)	2,269,024	1,130,723
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9158% 5/31/2030 (b)(c)(d)	312,638	312,653
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 8/4/2031 (b)(c)(d)	3,290,043	3,289,023
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1706% 1/24/2029 (b)(c)(d)	483,750	486,319
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.6996% 2/20/2032 (b)(c)(d)	3,370,948	3,359,352
		19,519,617
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 12/21/2028 (b)(c)(d)	8,862,224	8,868,250
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 8/20/2032 (b)(c)(d)	9,269,825	9,298,469
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6918% 4/1/2033 (b)(c)(d)	870,000	873,263
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1203% 2/15/2031 (b)(c)(d)	7,134,583	6,260,596
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 5/31/2028 (b)(c)(d)	1,455,284	1,458,558
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (b)(c)(d)	9,820,449	8,001,211
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.5996% 5/3/2029 (b)(c)(d)	854,702	498,573
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.6562% 2/9/2031 (b)(c)(d)	239,515	239,915
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (b)(c)(d)	17,068,558	12,511,253
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (b)(c)(d)	1,539,346	1,576,336
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6634% 2/9/2033 (b)(c)(d)	9,550,000	9,530,900
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 10/21/2028 (b)(c)(d)	1,314,739	1,316,106
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1657% 3/3/2032 (b)(c)(d)	4,034,625	4,035,634
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6394% 12/10/2032 (b)(c)(d)	758,100	757,630
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6996% 11/1/2031 (b)(c)(d)	2,133,556	2,141,023
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 5/6/2032 (b)(c)(d)(f)	310,000	310,334
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3776% 11/8/2032 (b)(c)(d)	1,255,251	1,256,607
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (b)(c)(d)	15,590,000	15,399,959
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4333% 12/31/2032 (b)(c)(d)	3,124,245	3,135,179
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1477% 10/8/2032 (b)(c)(d)	458,850	460,571
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 12/11/2028 (b)(c)(d)	542,843	544,650
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (b)(c)(d)	3,020,000	3,001,125
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6139% 9/10/2032 (b)(c)(d)	1,015,000	1,016,482
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2112% 10/19/2030 (b)(c)(d)	399,211	360,088
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9612% 4/19/2030 (b)(c)(d)	416,602	415,561
		93,268,273
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9322% 3/27/2031 (b)(c)(d)	466,971	468,072
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 11/3/2031 (b)(c)(d)	984,443	988,618
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4011% 1/27/2033 (b)(c)(d)	1,115,000	1,121,623
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.164% 2/16/2028 (b)(c)(d)	1,500,000	1,502,625
		4,080,938
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 7/16/2032 (b)(c)(d)	1,007,388	1,003,610
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 4/10/2031 (b)(c)(d)	3,141,473	3,136,981
		4,140,591
Machinery - 0.0%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3814% 1/2/2033 (b)(c)(d)	675,000	675,351
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.0982% 8/30/2032 (b)(c)(d)	917,700	918,847
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3823% 9/12/2032 (b)(c)(d)	1,456,350	1,462,175
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1822% 3/15/2030 (b)(c)(d)	1,632,324	1,633,140
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1996% 2/3/2033 (b)(c)(d)	1,695,407	1,697,526
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6493% 10/10/2031 (b)(c)(d)	583,207	585,300
Indicor LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 11/22/2029 (b)(c)(d)	1,382,738	1,384,895
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 1/2/2032 (b)(c)(d)	269,500	270,222
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7203% 3/25/2031 (b)(c)(d)	5,709,926	5,692,797
		14,320,253
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9252% 4/20/2028 (b)(c)(d)	431,145	429,144
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4252% 5/28/2032 (b)(c)(d)	935,550	935,438
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/29/2033 (b)(c)(d)(f)	4,655,000	4,608,450
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9075% 6/4/2029 (b)(c)(d)	4,388,504	4,320,307
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3583% 2/24/2031 (b)(c)(d)	1,732,903	1,732,366
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4418% 4/1/2031 (b)(c)(d)	3,395,520	3,364,383
		15,390,088
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 8/12/2032 (b)(c)(d)	1,963,419	1,960,238
Amentum Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/29/2031 (b)(c)(d)	3,825,000	3,825,956
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 10/30/2031 (b)(c)(d)	518,438	519,246
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 3/9/2033 (b)(c)(d)	540,000	538,877
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 12/29/2028 (b)(c)(d)	3,018,538	1,770,886
CHG Healthcare Services Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6566% 9/29/2031 (b)(c)(d)	1,399,728	1,401,015
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 5/30/2031 (b)(c)(d)	1,564,838	1,560,925
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/31/2031 (b)(c)(d)(f)	4,249,587	4,244,276
		15,821,419
Transportation Infrastructure - 0.0%
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 8/6/2030 (b)(c)(d)	843,416	846,579
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 2.75% 8/6/2030 (b)(c)(d)(g)	41,584	41,740
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 4/29/2033 (b)(c)(d)	2,345,000	2,348,658
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9496% 1/2/2029 (b)(c)(d)	244,966	239,087
Modern Aviation FBO Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/16/2033 (b)(c)(d)(f)	360,000	360,900
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 7/26/2028 (b)(c)(d)(f)	1,459,452	1,459,219
		5,296,183
TOTAL INDUSTRIALS		199,490,973
Information Technology - 0.8%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3526% 10/24/2030 (b)(c)(d)	77,622	77,695
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 7/2/2029 (b)(c)(d)	1,282,488	1,279,821
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 7/9/2032 (b)(c)(d)	2,865,274	2,868,856
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1203% 7/29/2033 (b)(c)(d)	1,235,000	1,230,369
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 5/30/2031 (b)(c)(d)	960,057	946,203
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 11/9/2029 (b)(c)(d)	1,132,127	1,117,126
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 0% 8/18/2031 (b)(c)(d)(f)	2,216,275	2,221,217
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 3/17/2032 (b)(c)(d)	779,127	780,100
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1822% 10/1/2032 (b)(c)(d)	1,292,567	1,297,595
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 2.5% 10/1/2032 (b)(c)(d)(g)	249,194	250,163
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 3.0749% 12/16/2032 (b)(c)(d)(g)	169,000	169,343
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 12/16/2032 (b)(c)(d)	1,131,000	1,133,296
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1261% 2/28/2033 (b)(c)(d)	2,700,000	2,706,237
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9158% 10/24/2031 (b)(c)(d)	2,167,563	2,163,943
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 5/30/2030 (b)(c)(d)(f)	1,300,000	1,301,625
		19,465,894
IT Services - 0.1%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 2/3/2031 (b)(c)(d)	2,345,018	2,340,047
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4347% 2/12/2029 (b)(c)(d)	152,000	124,777
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (b)(c)(d)	6,355,224	5,904,385
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.8703% 10/31/2030 (b)(c)(d)	1,777,084	1,768,197
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.6634% 3/21/2033 (b)(c)(d)	2,115,000	1,594,710
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9134% 3/22/2032 (b)(c)(d)	6,742,946	5,842,021
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 6/17/2031 (b)(c)(d)	3,222,863	3,178,549
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 2/1/2029 (b)(c)(d)	890,000	580,093
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5134% 2/1/2028 (b)(c)(d)	11,067,728	9,830,467
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 6/20/2031 (b)(c)(d)	2,879,950	2,882,945
		34,046,191
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3952% 2/4/2033 (b)(c)(d)	806,021	808,286
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6658% 11/1/2032 (b)(c)(d)	2,838,888	2,848,114
		3,656,400
Software - 0.6%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9496% 2/24/2031 (b)(c)(d)	5,349,597	5,298,616
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 12/11/2028 (b)(c)(d)	7,927,870	7,815,770
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 7/6/2029 (b)(c)(d)	534,232	251,890
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 8/13/2032 (b)(c)(d)	7,409,372	6,929,837
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 3/21/2031 (b)(c)(d)	1,975,075	1,853,549
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.1992% 11/15/2031 (b)(c)(d)(g)	5,925,000	6,046,048
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9271% 10/9/2031 (b)(c)(d)	5,055,867	4,822,589
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9271% 10/9/2032 (b)(c)(d)	1,875,000	1,714,069
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6634% 2/4/2033 (b)(c)(d)	8,950,000	8,511,629
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6203% 2/19/2029 (b)(c)(d)	735,000	573,763
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6658% 8/6/2032 (b)(c)(d)	1,164,150	1,154,697
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9496% 4/2/2029 (b)(c)(d)(e)	2,009,563	1,968,565
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 10/9/2029 (b)(c)(d)	4,203,662	4,149,351
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2803% 11/6/2028 (b)(c)(d)	87,220	58,786
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/30/2031 (b)(c)(d)	2,295,202	2,263,643
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/12/2029 (b)(c)(d)	5,542,228	5,497,558
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/30/2032 (b)(c)(d)	4,282,332	4,119,604
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 7/26/2032 (b)(c)(d)	3,721,988	3,172,994
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8703% 12/31/2031 (b)(c)(d)	9,522,813	8,205,523
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8703% 5/3/2028 (b)(c)(d)	5,790,238	5,597,539
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 2/23/2029 (b)(c)(d)	3,130,000	2,712,677
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9134% 7/1/2031 (b)(c)(d)	8,324,060	7,533,274
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 10.9067% 8/15/2028 (b)(c)(d)	2,650,591	1,881,919
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3814% 11/15/2032 (b)(c)(d)	1,265,000	1,248,403
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 6/2/2028 (b)(c)(d)	12,459,744	11,131,162
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6996% 5/9/2033 (b)(c)(d)	2,555,000	1,490,408
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 10/26/2030 (b)(c)(d)	1,734,401	1,251,665
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 7/16/2031 (b)(c)(d)	1,590,459	1,570,753
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (b)(c)(d)	11,652,986	11,368,537
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4671% 5/15/2028 (b)(c)(d)	4,524,523	3,924,210
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9671% 5/15/2028 (b)(c)(d)	186,261	190,731
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 9/8/2032 (b)(c)(d)	5,747,600	5,750,014
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6634% 4/5/2030 (b)(c)(d)	5,731,957	4,475,684
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1752% 12/19/2030 (b)(c)(d)	1,305,000	1,220,175
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 8/13/2029 (b)(c)(d)	2,891,415	2,774,111
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 5/9/2031 (b)(c)(d)	3,667,773	3,663,115
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.914% 2/10/2031 (b)(c)(d)	13,465,078	12,996,627
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9134% 4/14/2031 (b)(c)(d)	3,103,263	3,002,407
		158,191,892
TOTAL INFORMATION TECHNOLOGY		215,438,072
Materials - 0.5%
Chemicals - 0.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9496% 12/14/2029 (b)(c)(d)	3,435,204	3,040,155
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (b)(c)(d)	1,323,930	1,191,537
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (b)(c)(d)	2,208,000	1,656,000
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (b)(c)(d)	8,232,754	7,409,479
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7348% 6/9/2028 (b)(c)(d)	161,192	144,368
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4496% 12/23/2031 (b)(c)(d)	4,018,335	3,974,816
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 10/15/2032 (b)(c)(d)	4,744,675	4,731,627
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8751% 1/14/2033 (b)(c)(d)	2,760,000	2,748,491
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6701% 10/28/2032 (b)(c)(d)	1,062,338	1,067,384
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6251% 11/1/2030 (b)(c)(d)	1,465,980	1,470,862
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (b)(c)(d)	10,519,955	10,461,359
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (b)(c)(d)	8,966,571	8,543,169
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.5843% 3/15/2029 (b)(c)(d)	12,324,249	11,923,710
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.1578% 3/15/2030 (b)(c)(d)	1,462,471	1,347,301
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (b)(c)(d)	8,121,670	8,040,453
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (b)(c)(d)	3,170,000	3,166,038
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4134% 10/29/2032 (b)(c)(d)	1,060,000	1,065,629
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1648% 9/30/2031 (b)(c)(d)	2,262,200	1,898,461
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1203% 9/30/2031 (b)(c)(d)	1,050,139	1,053,342
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/9/2032 (b)(c)(d)	1,631,800	1,627,721
		76,561,902
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 2/10/2032 (b)(c)(d)	6,057,400	6,057,703
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 10/15/2032 (b)(c)(d)	499,209	419,959
		6,477,662
Containers & Packaging - 0.2%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 3/3/2031 (b)(c)(d)	5,975,432	5,678,692
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9443% 6/9/2031 (b)(c)(d)	6,310,108	6,267,389
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1452% 11/29/2030 (b)(c)(d)	2,226,057	2,229,952
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.7953% 4/13/2029 (b)(c)(d)	8,973,404	8,737,853
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 4/1/2032 (b)(c)(d)	7,267,552	6,861,514
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 1/26/2033 (b)(c)(d)	1,290,000	1,291,342
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/1/2031 (b)(c)(d)	1,152,162	1,145,444
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6641% 3/7/2033 (b)(c)(d)	1,830,000	1,789,978
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 4/21/2031 (b)(c)(d)(f)	2,733,335	2,734,756
Sword Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 4/9/2033 (b)(c)(d)	4,200,000	4,090,800
		40,827,720
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1083% 8/23/2032 (b)(c)(d)	1,374,613	1,377,293
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 5/23/2031 (b)(c)(d)	677,235	678,081
TOTAL MATERIALS		125,922,658
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/31/2030 (b)(c)(d)	1,236,306	1,237,542
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1658% 8/21/2030 (b)(c)(d)	1,753,858	1,758,243
TOTAL REAL ESTATE		2,995,785
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3639% 4/28/2033 (b)(c)(d)	1,890,000	1,891,965
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4188% 4/16/2031 (b)(c)(d)	2,640,692	2,642,884
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6493% 1/27/2031 (b)(c)(d)	4,492,215	4,493,742
		9,028,591
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 5/29/2033 (b)(c)(d)(f)	560,000	558,600
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/30/2031 (b)(c)(d)	2,301,819	2,297,123
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 7/31/2030 (b)(c)(d)	1,619,075	1,620,872
Clean Energy Future-Trumbull LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6689% 4/29/2033 (b)(c)(d)	780,000	781,466
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 2/26/2032 (b)(c)(d)	1,200,107	1,200,755
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 6/4/2032 (b)(c)(d)	1,338,489	1,341,836
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9465% 6/4/2032 (b)(c)(d)	170,694	171,120
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1203% 3/29/2030 (b)(c)(d)	3,083,404	3,109,089
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3751% 12/15/2031 (b)(c)(d)	518,438	515,683
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 11/25/2032 (b)(c)(d)	1,261,838	1,250,330
		12,846,874
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9848% 6/23/2028 (b)(c)(d)	1,553,374	1,549,009
TOTAL UTILITIES		23,424,474
TOTAL UNITED STATES		1,231,050,732
TOTAL BANK LOAN OBLIGATIONS (Cost $1,362,221,836)		1,335,153,585

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	1,750,000	1,785,192
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	7,044,000	7,063,968

TOTAL UNITED STATES		8,849,160
TOTAL BANK NOTES (Cost $8,794,000)		8,849,160

Collateralized Mortgage Obligations - 1.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.8%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (c)(n)	1,263,140	1,245,969
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)(n)	806,893	752,448
BRAVO Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (n)	1,594,845	1,582,987
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(n)	1,983,650	1,993,057
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (m)(n)	3,529,265	3,519,396
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(n)	1,421,428	1,421,428
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(n)	870,153	867,310
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(n)	1,708,472	1,684,487
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (n)	8,118,874	8,029,451
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(n)	2,911,773	2,929,450
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	66,707	66,087
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.1766% 7/25/2042 (b)(c)	2,445,551	2,428,212
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	95,739	94,955
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	13,426,133	11,711,340
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	5,979,263	5,568,901
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	104,023	103,506
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	29,902	29,738
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	9,280,362	8,504,663
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	1,850,467	1,681,752
Fannie Mae Guaranteed REMIC Series 2019-33 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.1766% 7/25/2049 (b)(c)	11,034,121	10,906,352
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.2266% 12/25/2049 (b)(c)	1,308,593	1,294,714
Fannie Mae Guaranteed REMIC Series 2020-49 Class LA, 2% 3/25/2043	3,561,940	3,439,656
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	1,248,013	1,134,918
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	3,159,263	2,806,613
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	326,982	277,647
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	347,488	295,059
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	309,462	262,782
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	893,103	742,106
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	287,829	256,393
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	1,262,228	1,124,489
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	842,798	754,018
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	7,548,650	6,746,230
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	451,104	400,441
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	261,005	243,386
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	373,866	345,181
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	6,229,053	5,719,021
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	1,326,929	1,214,699
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	269,313	255,526
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	525,538	490,543
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	4,092,587	3,937,467
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	507,010	480,573
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	549,730	519,422
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	171,286	158,072
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	3,140,264	2,863,855
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	978,810	957,990
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	1,238,460	1,116,842
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	3,014,032	2,686,632
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	2,233,294	2,173,072
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	327,297	291,941
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	1,439,666	1,302,610
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	192,088	188,325
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	603,239	524,001
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,356,339	1,224,312
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 8/25/2052 (b)(c)	6,427,668	6,379,381
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 9/25/2052 (b)(c)	12,987,981	12,890,411
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (b)(c)	7,265,990	7,220,235
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (b)(c)	18,849,835	18,706,645
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	946,731	930,009
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	368,610	343,986
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	1,195,995	1,092,645
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	1,978,494	1,639,430
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (b)(c)	9,616,826	9,756,924
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (b)(c)	9,958,971	10,103,483
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (b)(c)	880,756	893,578
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1421% 7/25/2054 (b)(c)	1,094,661	1,107,449
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2053 (b)(c)	2,287,205	2,305,435
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 12/25/2054 (b)(c)	8,213,104	8,267,805
Fannie Mae Mortgage pass-thru certificates Series 2020-47 Class DG, 2% 4/25/2042	5,285,737	5,107,349
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	1,593,358	1,484,750
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	1,138,948	1,076,888
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	824,364	762,367
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	915,315	850,270
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	5,842,487	5,878,633
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 3/25/2055 (b)(c)	14,126,752	14,253,669
Fannie Mae Mortgage pass-thru certificates Series 2025-3 Class NF, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 2/25/2055 (b)(c)	10,895,601	10,936,401
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (b)(c)	4,055,010	4,079,834
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (b)(c)	4,971,377	5,014,605
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (b)(c)	5,996,864	6,046,776
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	4,167,099	4,198,370
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	4,464,208	4,495,960
Fannie Mae Series 2010-47 Class JB, 5% 5/25/2030	865,846	871,285
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	911,091	869,290
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	626,589	616,365
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	440,151	410,619
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	12,170,077	9,799,395
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	352,050	314,077
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	256,719	228,481
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	359,296	320,891
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	382,289	327,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	7,401	7,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4716 Class PA, 3% 7/15/2044	349,974	347,274
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	136,843	125,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	361,633	292,627
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	774,473	714,424
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	4,528,810	4,280,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	2,956,480	2,469,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	759,248	660,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,792,868	1,382,106
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	5,599,936	4,698,383
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	949,205	857,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	926,072	830,723
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	234,943	200,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	967,594	874,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	308,936	264,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	302,893	256,607
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	799,650	711,944
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	357,227	317,131
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,626,818	1,428,106
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	1,005,429	897,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	665,177	592,588
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	320,233	291,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	2,199,539	1,969,455
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	205,851	183,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	482,021	429,076
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	197,471	179,668
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	404,636	360,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	380,456	334,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	10,467,295	9,330,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	404,638	360,093
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	149,714	136,327
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	613,498	561,081
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	943,504	826,452
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	3,185,600	2,951,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	220,658	205,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	793,111	739,903
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	160,526	146,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	240,390	220,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	349,826	333,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	668,816	632,207
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	1,164,996	1,102,833
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	489,298	467,303
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	686,030	651,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	300,174	301,169
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2821% 8/25/2052 (b)(c)	1,889,902	1,873,207
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	629,250	626,714
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 10/25/2053 (b)(c)	2,663,167	2,702,898
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 11/25/2054 (b)(c)	3,407,698	3,432,679
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	8,003,243	8,044,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	3,292,085	3,300,705
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (b)(c)	6,200,232	6,245,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	8,375,936	8,434,508
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9621% 3/25/2055 (b)(c)	11,446,832	11,577,330
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (n)	9,892,699	9,670,511
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (m)(n)	663,051	655,014
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (c)(n)	4,936,041	4,944,344
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(n)	2,141,786	2,151,312
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (n)	1,341,344	1,260,207
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(n)	973,214	929,720
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(n)	1,724,162	1,730,945
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (c)(n)	1,337,153	1,334,028
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (c)(n)	2,489,374	2,482,155
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (n)	240,749	225,837
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (n)	861,434	798,692
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (n)	6,141,538	5,957,700
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (m)(n)	1,424,801	1,424,945
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (c)(n)	2,315,004	2,300,543
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (n)	140,406	138,773
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (c)(n)	4,523,635	4,439,976
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (c)(n)	2,902,702	2,836,807
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (c)(n)	10,400,000	10,187,840
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (n)	523,255	523,277
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (c)(n)	3,020,543	3,014,389
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (m)(n)	3,259,037	3,167,118
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (n)	8,421,985	8,163,892
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(n)	1,698,941	1,699,114
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (n)	1,691,762	1,672,384
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (n)	526,164	520,344
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (c)(n)	378,150	371,781
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)(n)	5,884,869	5,769,340
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(n)	3,057,690	2,976,205
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (n)	4,420,708	4,401,583
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (c)(n)	3,337,367	3,343,491
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (n)	2,415,000	2,408,745
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (c)(n)	4,698,666	4,676,127
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (n)	1,035,744	979,891
VCAT LLC Series 2026-NPL3 Class A1, 5.774% 5/25/2056 (c)(n)	3,250,000	3,249,958
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (n)	3,228,792	3,242,723
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (m)(n)	2,679,944	2,685,126
Verus Series 2026-R3 Class A1FC, 5.19% 2/27/2068 (c)(n)	2,041,218	2,040,201
TOTAL UNITED STATES		470,468,136
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $463,987,365)		470,468,136

Commercial Mortgage Securities - 4.6%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/LLC Series 2019-RK1 Class BT, 4.45% 4/15/2038 (n)	818,000	778,962
UNITED STATES - 4.6%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(n)	16,580,000	16,647,356
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 5.9771% 2/15/2043 (b)(c)(n)	660,000	660,825
Ares Trust 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.1771% 4/15/2042 (b)(c)(n)	1,351,000	1,352,688
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6661% 10/15/2034 (b)(c)(n)	421,000	422,138
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (n)	349,266	341,474
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (n)	111,000	107,060
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	270,000	263,603
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9962% 7/15/2049 (c)	1,200,000	1,159,568
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	565,000	500,875
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,700,000	1,683,547
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	449,287	447,112
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	39,404	39,321
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	268,836	267,503
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (c)	1,340,000	1,208,113
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	136,077	135,797
BANK Series 2019-BN18 Class A3, 3.325% 5/15/2062	1,900,000	1,831,982
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	852,654	837,236
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	66,566	64,983
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	112,000	105,399
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	213,557	207,732
BANK Series 2020-BN28 Class A3, 1.584% 3/15/2063	774,667	688,992
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	500,000	425,794
BANK Series 2021-BN33 Class XA, 1.1363% 5/15/2064 (c)(t)	8,761,153	316,111
BANK Series 2022-BNK39 Class C, 3.3771% 2/15/2055 (c)	466,000	395,443
BANK Series 2022-BNK44 Class A5, 5.743% 11/15/2055 (c)	7,185,000	7,455,669
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (c)	305,000	312,922
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	2,365,000	2,469,866
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (c)	925,000	906,649
BANK5 Series 2024-5YR11 Class C, 6.5328% 11/15/2057 (c)	275,000	273,481
BANK5 Series 2024-5YR12 Class C, 6.4996% 12/15/2057 (c)	355,000	356,464
BANK5 Series 2025-5YR14 Class XA, 0.9827% 4/15/2058 (c)(t)	31,455,532	1,057,667
BANK5 Series 2025-5YR14 Class XB, 0.4889% 4/15/2058 (c)(t)	78,532,000	929,324
BANK5 Series 2025-5YR19 Class C, 5.715% 12/15/2058	540,000	528,681
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (c)(n)	1,220,000	1,023,084
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	7,400,000	7,599,375
BANK5 Series 2026-5YR21 Class C, 6.1597% 4/15/2059 (c)	275,000	270,800
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (n)	15,714,368	15,532,212
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	1,775,000	1,544,544
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6928% 4/15/2053 (c)	439,000	373,692
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	300,000	272,803
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (c)	250,000	235,395
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.368% 11/15/2056 (c)	489,000	482,422
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	140,000	140,204
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	250,000	245,859
BBCMS Mortgage Trust Series 2024-C26 Class D, 4.5% 5/15/2057 (n)	1,035,000	816,597
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	810,000	792,062
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	264,000	262,642
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6266% 3/15/2058 (c)(n)	509,000	484,514
BBCMS Mortgage Trust Series 2025-5C34 Class C, 6.8064% 5/15/2058 (c)	1,892,000	1,949,829
BBCMS Mortgage Trust Series 2025-5C37 Class C, 6.002% 9/15/2058 (c)	1,511,000	1,510,767
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 1.1085% 11/15/2058 (c)(n)(t)	25,300,000	943,771
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (c)	2,059,000	2,057,365
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (n)	184,000	147,931
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.114% 7/15/2058 (c)	490,000	485,684
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9063% 12/15/2058 (c)	230,000	226,557
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	3,600,000	3,688,998
BBCMS Mortgage Trust Series 2026-5C41 Class D, 4.5% 5/15/2069 (n)	145,000	124,981
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	127,000	125,426
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	311,329	308,234
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	510,683	508,043
Benchmark Mortgage Trust Series 2020-B21 Class A4, 1.7044% 12/17/2053	2,450,000	2,192,685
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	540,000	472,279
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (c)(n)	575,000	554,285
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (c)(n)	631,000	604,145
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.2313% 7/15/2054 (c)(t)	4,034,851	172,044
Benchmark Mortgage Trust Series 2021-B29 Class B, 2.4534% 9/15/2054	575,000	481,341
Benchmark Mortgage Trust Series 2022-B33 Class C, 3.7339% 3/15/2055 (c)	1,000,000	788,741
Benchmark Mortgage Trust Series 2022-B35 Class B, 4.5902% 5/15/2055 (c)	500,000	428,634
Benchmark Mortgage Trust Series 2023-V4 Class B, 7.7088% 11/15/2056 (c)	250,000	260,568
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	1,159,000	1,161,831
Benchmark Mortgage Trust Series 2024-V5 Class A3, 5.8053% 1/10/2057	5,000,000	5,124,185
Benchmark Mortgage Trust Series 2024-V5 Class B, 6.0594% 1/10/2057 (c)	640,000	647,882
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	780,000	774,129
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.3267% 8/15/2058 (c)(t)	48,068,000	651,898
Benchmark Mortgage Trust Series 2025-V16 Class XD, 1.7652% 8/15/2058 (c)(n)(t)	10,228,000	653,621
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2666% 11/15/2041 (b)(c)(n)	1,621,000	1,622,520
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.316% 7/15/2039 (b)(c)(n)	1,511,005	1,511,002
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (b)(c)(n)	6,190,875	6,198,613
BLP Commercial Mortgage Trust Series 2024-IND2 Class D, CME Term SOFR 1 month Index + 2.5904%, 6.2175% 3/15/2041 (b)(c)(n)	380,509	379,676
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5025% 9/15/2054 (c)	2,800,000	2,858,070
BMO Mortgage Trust Series 2023-C4 Class C, 6.0576% 2/15/2056 (c)	710,989	697,505
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (c)	455,000	470,312
BMO Mortgage Trust Series 2024-5C3 Class B, 6.5567% 2/15/2057 (c)	200,000	202,503
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (c)	212,000	205,761
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (c)	586,000	595,001
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.8063% 7/15/2058 (c)(t)	37,800,000	880,778
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9679% 10/15/2058 (c)(t)	26,292,000	822,842
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	2,900,000	2,887,366
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.9228% 4/15/2058 (c)(t)	17,590,104	428,755
BMO Mortgage Trust Series 2025-C12 Class C, 6.3931% 6/15/2058 (c)	1,835,000	1,838,338
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (c)	997,000	952,630
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059 (n)	415,000	396,371
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (b)(c)(n)	4,493,000	4,495,809
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2687% 6/15/2041 (b)(c)(n)	2,218,000	2,220,079
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4684% 6/15/2041 (b)(c)(n)	1,569,000	1,571,942
BMP Commercial Mortgage Trust Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0161% 6/15/2041 (b)(c)(n)	1,474,000	1,474,124
Bos Trust Series 2026-LYRK Class C, 5.8934% 5/11/2041 (c)(n)	1,500,000	1,482,416
Bos Trust Series 2026-LYRK Class E, 8.0382% 5/11/2041 (c)(n)	145,000	143,673
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (c)(n)	20,712,000	20,908,578
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.9909% 11/5/2039 (c)(n)	8,900,000	9,051,939
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (c)(n)	633,000	646,638
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (c)(n)	1,414,000	1,461,215
BPR Commercial Mortgage Trust Series 2025-STAR Class C, 6.0608% 11/5/2042 (c)(n)	1,450,000	1,431,005
BPR Trust Series 2023-BRK2 Class C, 8.6303% 10/5/2038 (c)(n)	1,460,000	1,510,554
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(n)	268,000	272,264
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(n)	156,000	150,312
BRES Commercial Mortgage Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.2679% 11/15/2042 (b)(c)(n)	1,143,000	1,135,117
BRES Commercial Mortgage Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8156% 11/15/2042 (b)(c)(n)	1,429,000	1,419,394
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (b)(c)(n)	6,300,000	6,300,000
Bridge Commercial Mortgage Trust Series 2026-MF Class E, 6.45% 6/15/2039 (n)	685,000	685,000
BWAY Mortgage Trust Series 2025-1535 Class B, 7.7102% 5/5/2042 (c)(n)	2,668,000	2,767,769
BX 2019 Trust Series 2019-OC11 Class D, 4.0755% 12/9/2041 (c)(n)	500,000	472,557
BX 2019 Trust Series 2019-OC11 Class E, 4.0755% 12/9/2041 (c)(n)	5,460,000	5,051,152
BX 2019 Trust Series 2019-OC11 Class XA, 0.8735% 12/9/2041 (c)(n)(t)	104,100,000	2,335,265
BX 2021 Trust Series 2021-LBA Class DV, CME Term SOFR 1 month Index + 1.9645%, 5.5925% 2/15/2036 (b)(c)(n)	875,000	873,911
BX 2021 Trust Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.3645%, 5.9925% 2/15/2036 (b)(c)(n)	640,500	639,703
BX 2021 Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.7645%, 6.3925% 2/15/2036 (b)(c)(n)	275,100	274,758
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5165% 6/15/2041 (b)(c)(n)	2,494,700	2,469,765
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.565% 6/15/2041 (b)(c)(n)	2,878,500	2,850,434
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (b)(c)(n)	19,832,000	19,732,840
BX 2025-DIME Trust Series 2025-DIME Class E, 6.6271% 2/15/2035 (c)(n)	1,455,000	1,442,272
BX 2025-DIME Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3271% 2/15/2035 (b)(c)(n)	2,187,000	2,178,747
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(n)	36,632,204	36,575,000
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0206% 3/15/2030 (b)(c)(n)	4,468,894	4,452,146
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1704% 3/15/2030 (b)(c)(n)	6,295,588	6,271,994
BX 2025-ROIC Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.5684% 3/15/2030 (b)(c)(n)	1,635,831	1,635,830
BX 2025-VLT6 Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8178% 3/15/2042 (b)(c)(n)	2,215,000	2,199,772
BX 2025-VLT6 Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5667% 3/15/2042 (b)(c)(n)	1,704,000	1,682,595
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class D, 3.667% 3/11/2044 (c)(n)	3,550,000	3,287,716
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.667% 3/11/2044 (c)(n)	1,861,000	1,690,206
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class A, 5.4104% 11/13/2046 (c)(n)	443,000	442,844
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (c)(n)	110,000	110,791
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (c)(n)	411,000	414,806
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (c)(n)	4,354,000	4,526,163
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (b)(c)(n)	22,743,117	22,757,332
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class D, CME Term SOFR 1 month Index + 2.4919%, 6.119% 4/15/2040 (b)(c)(n)	906,642	907,491
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3173% 4/15/2040 (b)(c)(n)	2,667,341	2,669,842
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6733% 4/15/2034 (b)(c)(n)	235,490	235,079
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9733% 4/15/2034 (b)(c)(n)	1,917,000	1,911,969
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2733% 4/15/2034 (b)(c)(n)	210,000	209,356
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5733% 4/15/2034 (b)(c)(n)	220,000	219,229
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.6605% 3/9/2044 (c)(n)	28,186,000	26,169,114
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.2645%, 5.8915% 2/15/2038 (b)(c)(n)	1,005,140	1,000,444
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3415% 2/15/2038 (b)(c)(n)	1,249,613	1,243,383
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (b)(c)(n)	3,274,000	3,272,977
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6403% 10/15/2036 (b)(c)(n)	3,496,000	3,488,495
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8401% 10/15/2036 (b)(c)(n)	5,034,000	5,022,852
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0398% 10/15/2036 (b)(c)(n)	1,147,000	1,143,151
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.689% 10/15/2036 (b)(c)(n)	3,283,000	3,271,976
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 6.6876% 10/15/2036 (b)(c)(n)	667,732	663,962
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1181% 4/15/2037 (b)(c)(n)	1,677,177	1,677,701
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 6.4185% 10/15/2041 (b)(c)(n)	599,488	600,237
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 6.7163% 8/15/2041 (b)(c)(n)	849,906	852,028
BX Commercial Mortgage Trust Series 2024-GPA2 Class D, CME Term SOFR 1 month Index + 2.5909%, 6.218% 11/15/2041 (b)(c)(n)	165,688	165,066
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1666% 11/15/2041 (b)(c)(n)	1,949,271	1,940,639
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(n)	21,951,581	21,992,740
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (c)(n)	10,160,639	10,170,165
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.3154% 5/15/2041 (b)(c)(n)	700,000	698,102
BX Commercial Mortgage Trust Series 2024-MF Class D, CME Term SOFR 1 month Index + 2.6898%, 6.3169% 2/15/2039 (b)(c)(n)	885,455	888,774
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.3654% 2/15/2039 (b)(c)(n)	885,455	882,903
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.2155% 3/15/2034 (b)(c)(n)	319,950	314,069
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (b)(c)(n)	23,024,330	23,060,306
BX Commercial Mortgage Trust Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 6.3169% 3/15/2041 (b)(c)(n)	1,588,650	1,591,132
BX Commercial Mortgage Trust Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.3154% 3/15/2041 (b)(c)(n)	1,750,000	1,750,982
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.37% 4/15/2040 (b)(c)(n)	8,163,406	8,168,508
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(n)	21,415,485	21,388,715
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (b)(c)(n)	2,829,106	2,822,033
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6271% 3/15/2043 (b)(c)(n)	413,390	411,324
BX Series 2026-CLS Class D, 7.0771% 5/15/2043 (c)(n)	1,645,000	1,655,271
BX Trust Series 2020-VIV3 Class B, 3.662% 3/9/2044 (c)(n)	8,328,000	7,826,024
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0365% 11/15/2038 (b)(c)(n)	735,250	732,407
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.3774% 10/15/2026 (b)(c)(n)	878,093	877,818
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5671% 4/15/2037 (b)(c)(n)	842,800	843,327
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9171% 4/15/2037 (b)(c)(n)	190,399	190,578
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4661% 4/15/2037 (b)(c)(n)	159,599	159,848
BX Trust Series 2022-IND Class E, CME Term SOFR 1 month Index + 3.987%, 7.6141% 4/15/2037 (b)(c)(n)	960,400	962,501
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.3271% 1/15/2039 (b)(c)(e)(n)	3,303,000	3,301,968
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 6.9771% 1/15/2039 (b)(c)(n)	647,360	644,377
BX Trust Series 2022-VAMF Class E, CME Term SOFR 1 month Index + 2.7%, 6.3271% 1/15/2039 (b)(c)(n)	761,025	760,314
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9261% 1/15/2039 (b)(c)(n)	1,065,435	1,062,738
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (b)(c)(n)	16,759,287	16,780,237
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3186% 4/15/2041 (b)(c)(n)	1,110,200	1,111,588
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5683% 4/15/2041 (b)(c)(n)	921,900	923,052
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3157% 4/15/2041 (b)(c)(n)	1,400,000	1,394,420
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5673% 11/15/2041 (b)(c)(n)	161,486	161,688
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5658% 11/15/2041 (b)(c)(n)	773,971	771,237
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (b)(c)(n)	16,063,581	16,103,084
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4186% 2/15/2039 (b)(c)(n)	3,693,025	3,699,950
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7667% 2/15/2039 (b)(c)(n)	211,784	212,511
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8152% 2/15/2039 (b)(c)(n)	2,962,572	2,961,954
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3183% 3/15/2041 (b)(c)(n)	1,838,200	1,841,072
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.568% 3/15/2041 (b)(c)(n)	2,440,900	2,444,714
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.5771% 6/15/2040 (b)(c)(n)	168,104	168,524
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.228% 10/15/2042 (b)(c)(e)(n)	1,235,000	1,232,654
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0271% 6/15/2035 (b)(c)(n)	4,323,000	4,327,049
BX Trust Series 2025-TAIL Class D, CME Term SOFR 1 month Index + 2.45%, 6.0771% 6/15/2035 (b)(c)(n)	1,344,000	1,345,679
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9271% 6/15/2035 (b)(c)(n)	1,828,000	1,816,586
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 6.8771% 7/15/2044 (b)(c)(n)	910,000	912,272
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.3771% 12/15/2044 (b)(c)(n)	1,350,000	1,348,313
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (c)(n)	18,320,000	18,319,998
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (b)(c)(n)	16,509,000	16,550,273
BX Trust Series 2026-CIP Class D, 5.75% 5/15/2038 (c)(n)	565,000	567,825
BX Trust Series 2026-CIP Class E, CME Term SOFR 1 month Index + 3.1%, 6.75% 5/15/2038 (b)(c)(n)	660,000	664,125
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (n)	23,165,428	23,230,581
BX Trust Series 2026-LP3 Class D, CME Term SOFR 1 month Index + 2.35%, 5.9771% 4/15/2043 (b)(c)(n)	1,238,263	1,243,680
BX Trust Series 2026-LP3 Class E, CME Term SOFR 1 month Index + 3.2%, 6.8271% 4/15/2043 (b)(c)(n)	1,480,963	1,488,368
BX Trust Series 2026-PNDA Class D, CME Term SOFR 1 month Index + 2.1%, 5.75% 5/15/2043 (b)(c)(n)	665,000	667,909
BX Trust Series 2026-RISE Class E, CME Term SOFR 1 month Index + 2.8%, 6.4271% 4/15/2041 (b)(c)(n)	775,000	775,314
CEDR Commercial Mortgage Trust Series 2022-SNAI Class E, CME Term SOFR 1 month Index + 3.0193%, 6.6464% 2/15/2039 (b)(c)(n)	550,000	535,119
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (c)(n)	12,062,000	12,071,261
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (n)(t)	111,200,000	669,724
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (n)	1,927,104	1,533,579
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	4,342,387	4,307,890
CIP Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.3771% 10/15/2037 (b)(c)(n)	615,000	617,199
Citigroup Commercial Mortgage Trust Series 2016-P4 Class B, 3.377% 7/10/2049	1,000,000	960,479
Citigroup Commercial Mortgage Trust Series 2016-P4 Class C, 3.8207% 7/10/2049 (c)	215,000	201,315
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (c)(n)	625,000	562,504
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.4222% 11/10/2042 (c)(n)	1,025,000	893,535
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	830,272	799,626
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (c)(n)	1,012,000	1,028,457
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 6.0475% 6/12/2040 (c)(n)	1,343,000	1,333,531
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 5.8524% 6/12/2040 (c)(n)	2,579,000	2,530,071
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (c)	2,150,000	2,054,476
COMM Mortgage Trust Series 2015-DC1 Class C, 4.424% 2/10/2048 (c)	1,150,000	1,014,725
COMM Mortgage Trust Series 2015-LC19 Class C, 4.567% 2/10/2048 (c)	422,206	399,623
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	1,904,000	1,886,561
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	301,915	300,651
COMM Mortgage Trust Series 2017-CD4 Class B, 3.947% 5/10/2050 (c)	121,000	116,948
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (c)	1,500,000	1,412,823
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5866% 9/10/2050 (c)	278,000	264,968
COMM Mortgage Trust Series 2025-180W Class E, 7.609% 8/10/2042 (c)(n)	1,670,000	1,678,530
COMM Mortgage Trust Series 2025-180W Class F, 7.609% 8/10/2042 (c)(n)	350,000	337,820
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	215,000	212,920
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5156% 8/15/2041 (b)(c)(n)	2,274,000	2,258,520
CPT Mortgage Trust Series 2019-CPT Class E, 3.0967% 11/13/2039 (c)(n)	100,000	87,843
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.3986% 6/15/2050 (c)	801,000	725,772
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	132,314	131,939
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	1,203,531	1,192,346
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 5.925% 12/15/2030 (b)(c)(n)	809,000	728,095
CSMC Trust Series 2019-UVIL Class A, 3.1595% 12/15/2041 (n)	150,000	141,082
CSMC Trust Series 2019-UVIL Class E, 3.3928% 12/15/2041 (c)(n)	1,310,000	1,171,702
CSTL Commercial Mortgage Trust Series 2025-GATE2 Class E, 6.5666% 11/10/2042 (c)(n)	1,430,000	1,404,445
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.851% 2/10/2043 (c)(n)	1,600,000	1,580,961
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.5542% 2/10/2043 (c)(n)	315,000	308,865
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	649,614	646,138
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	2,025,000	1,809,091
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	400,000	355,454
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	749,000	634,929
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5346% 8/10/2044 (c)(n)	1,395,016	1,360,057
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.6271% 3/15/2034 (b)(c)(n)	2,250,000	2,254,648
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(n)	1,071,000	1,076,998
DTP Commercial Mortgage Trust Series 2023-STE2 Class B, 5.9822% 1/15/2041 (c)(n)	120,000	119,487
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (c)(n)	500,000	501,416
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (c)(n)	1,825,000	1,820,073
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (c)(n)	150,000	143,937
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (c)(n)	8,502,000	8,406,748
ELP Series 2025-ELP Class D, 5.4314% 11/13/2042 (c)(n)	390,000	386,316
ELP Series 2025-ELP Class E, 6.665% 11/13/2042 (c)(n)	1,480,000	1,463,620
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (c)(n)	391,000	394,688
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(n)	330,000	333,557
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(n)	100,000	101,062
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (b)(c)(n)	23,702,711	23,732,340
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2271% 10/15/2042 (b)(c)(n)	4,218,524	4,227,752
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4771% 10/15/2042 (b)(c)(n)	2,056,290	2,063,358
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 6.9771% 10/15/2042 (b)(c)(n)	910,161	917,272
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7271% 10/15/2042 (b)(c)(n)	910,161	917,840
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(n)	22,925,504	22,946,997
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (b)(c)(n)	2,353,544	2,362,370
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2271% 2/15/2043 (b)(c)(n)	1,596,512	1,605,493
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5271% 2/15/2043 (b)(c)(n)	740,167	746,643
Extended Stay America Trust Series 2026-ESH2 Class F, 7.3771% 2/15/2043 (c)(n)	1,339,796	1,352,356
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class F, CME Term SOFR 1 month Index + 4.25%, 7.8771% 12/15/2039 (b)(c)(n)	653,000	657,897
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.2771% 12/15/2039 (b)(c)(n)	1,554,000	1,573,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	5,526,000	5,463,456
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,800,000	1,604,813
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 3/25/2029 (b)(c)	7,464,446	7,445,949
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	4,100,000	4,085,672
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	2,800,000	2,783,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	3,400,000	3,392,530
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	4,500,000	4,500,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	7,600,000	7,567,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 7/25/2030 (b)(c)	5,795,087	5,790,722
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	1,100,000	1,096,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	2,600,000	2,571,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1992% 10/25/2030 (c)	23,289,182	23,248,270
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	14,490,767	14,470,725
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	5,224,625	5,217,486
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 10/25/2030 (b)(c)	6,996,959	6,987,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 11/25/2030 (b)(c)	14,298,494	14,289,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1392% 12/25/2030 (b)(c)	4,499,873	4,494,797
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1492% 12/25/2030 (c)	10,799,437	10,799,422
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1492% 11/25/2030 (c)	13,598,324	13,592,851
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 1/25/2031 (b)(c)	15,197,501	15,202,082
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1592% 2/25/2031 (c)	7,799,916	7,799,905
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	11,900,000	11,899,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	24,600,000	24,607,719
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.3827% 11/10/2039 (c)(n)	500,000	505,573
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.3887% 8/10/2044 (c)(n)	1,519,479	1,477,331
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	184,774	183,222
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	371,189	369,598
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	1,650,000	1,632,160
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (n)	115,000	98,769
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.8336% 9/10/2052 (c)	2,126,000	1,761,643
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.3258% 12/13/2039 (c)(n)	1,055,000	925,274
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.3258% 12/13/2039 (c)(n)	438,000	353,553
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.4576% 8/10/2041 (c)(n)	848,000	850,797
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 6.2751% 11/25/2041 (b)(c)(n)	1,260,000	1,260,013
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.0751% 11/25/2041 (b)(c)(n)	430,000	429,449
GSAT Trust Series 2025-BMF Class E, CME Term SOFR 1 month Index + 3.3%, 6.9271% 7/15/2040 (b)(c)(n)	385,000	384,578
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.7771% 7/15/2040 (b)(c)(n)	1,744,000	1,734,681
GSMS Series 2026-DAWN Class B, 6.3612% 4/10/2043 (c)(n)	304,558	302,383
GSMS Series 2026-DAWN Class C, 7.3218% 4/10/2043 (c)(n)	224,674	223,104
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (b)(c)(e)(n)	2,620,000	2,611,813
Hilton USA Trust Series 2016-HHV Class B, 4.3333% 11/5/2038 (c)(n)	3,100,000	3,093,867
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (c)(n)	1,000,000	994,468
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (c)(n)	3,000,000	2,966,455
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (c)(n)	7,259,000	7,257,863
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.477% 3/15/2042 (b)(c)(n)	2,094,000	2,097,744
IP Mortgage Trust Series 2025-IP Class F, 7.9693% 6/10/2042 (c)(n)	1,094,000	1,104,989
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (n)	385,000	364,780
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (n)	50,000	33,749
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (e)(n)	76,000	45,289
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class C, 3.749% 6/5/2039 (c)(n)	630,000	578,799
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.9089% 6/5/2039 (c)(n)	629,818	559,300
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class D, 5.9904% 10/5/2039 (c)(n)	846,000	841,698
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (c)(n)	675,000	664,584
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.6585% 2/15/2047 (c)	628,000	611,892
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.6199% 1/15/2048 (c)(n)	1,180,000	1,043,403
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.5147% 12/15/2049 (c)	275,000	254,332
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	339,291	338,687
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	31,660	31,606
KNDR Trust Series 2021-KIND Class B, CME Term SOFR 1 month Index + 1.4645%, 5.1% 8/15/2038 (b)(c)(n)	173,575	172,445
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.5% 8/15/2038 (b)(c)(n)	322,353	319,852
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.05% 8/15/2038 (b)(c)(n)	1,689,129	1,673,916
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6271% 3/15/2042 (b)(c)(n)	578,378	579,009
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.2681% 10/15/2041 (b)(c)(n)	674,683	676,158
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (b)(c)(n)	7,860,000	7,555,425
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.421% 5/15/2039 (b)(c)(n)	1,986,000	1,787,400
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7202% 5/15/2039 (b)(c)(n)	1,113,000	957,180
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.169% 5/15/2039 (b)(c)(n)	1,354,000	1,062,890
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8415% 3/15/2038 (b)(c)(n)	24,564	24,350
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1415% 3/15/2038 (b)(c)(n)	224,000	217,745
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.4915% 3/15/2038 (b)(c)(n)	195,300	184,814
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (c)(n)	318,000	317,721
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (n)	300,000	302,647
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 5.9425% 7/15/2038 (b)(c)(e)(n)	2,327,000	2,325,546
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.4925% 7/15/2038 (b)(c)(e)(n)	2,473,000	2,471,454
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.2377% 1/15/2039 (b)(c)(e)(n)	2,952,000	2,951,078
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.8863% 1/15/2039 (b)(c)(e)(n)	1,748,000	1,747,454
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.5846% 1/15/2027 (b)(c)(n)	913,600	914,835
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1271% 9/15/2040 (b)(c)(n)	5,800,000	5,789,125
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.2771% 9/15/2040 (b)(c)(n)	907,000	908,278
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1271% 9/15/2040 (b)(c)(n)	1,080,000	1,081,518
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.8771% 9/15/2040 (b)(c)(n)	2,365,000	2,374,101
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	450,000	451,544
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.1619% 5/15/2048 (c)	459,850	446,050
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.1619% 5/15/2048 (c)	716,000	665,944
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 4.0071% 11/15/2049 (c)	962,000	857,326
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	2,090,000	2,081,162
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,469,574	1,456,853
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,200,000	1,183,671
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	250,000	244,685
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,017,356	973,856
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (n)	307,836	271,432
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,284,000	1,175,780
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	185,000	182,676
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	1,437,751	1,405,319
Morgan Stanley Capital I Trust Series 2020-HR8 Class B, 2.704% 7/15/2053	270,000	231,815
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (n)	1,512,364	1,577,081
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 1.057% 5/5/2029 (c)(n)(t)	15,605,522	359,341
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(n)	349,000	334,186
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.4434% 9/24/2057 (c)(n)	376,000	355,966
Msbam Series 2025-5C2 Class C, 5.743% 11/15/2058 (c)	1,000,000	976,433
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 7.1026% 12/15/2056 (c)	64,000	68,322
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.2446% 12/15/2056 (c)	986,000	1,042,934
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (n)	100,000	79,689
NCMF Trust Series 2025-MFS Class F, 8.7182% 6/10/2033 (c)(n)	906,000	909,018
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.9267% 11/5/2041 (c)(n)	2,338,000	2,322,628
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.4715% 1/10/2036 (c)(n)	2,925,000	2,876,962
PCY Series 2026-FCMT Class E, 7.4155% 4/5/2041 (c)(n)	605,000	601,275
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(n)	32,117,000	32,137,073
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (b)(c)(n)	3,894,000	3,894,000
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2771% 3/15/2043 (b)(c)(n)	4,322,000	4,316,598
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.7771% 3/15/2043 (b)(c)(n)	1,395,000	1,391,512
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (n)	750,000	723,946
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (n)	1,786,000	1,531,674
PRM Trust Series 2025-PRM6 Class D, 5.8666% 7/5/2033 (c)(n)	1,340,000	1,332,999
PRM Trust Series 2025-PRM6 Class E, 6.8026% 7/5/2033 (c)(n)	422,000	421,723
PRM Trust Series 2025-PRM6 Class F, 7.2938% 7/5/2033 (c)(n)	1,390,000	1,383,684
PRM5 Trust Series 2025-PRM5 Class D, 5.6245% 3/10/2033 (c)(n)	391,000	387,627
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (c)(n)	1,431,000	1,427,033
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (n)	1,772,000	1,846,115
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 8/15/2042 (b)(c)(n)	3,200,000	3,202,000
SCG Trust Series 2025-FLWR Class E, CME Term SOFR 1 month Index + 2.75%, 6.3771% 8/15/2042 (b)(c)(n)	1,680,000	1,667,904
SCG Trust Series 2025-SNIP Class D, CME Term SOFR 1 month Index + 2.6%, 6.2271% 9/15/2042 (b)(c)(n)	1,343,000	1,349,714
SCG Trust Series 2025-SNIP Class E, 7.0271% 9/15/2042 (c)(n)	1,679,000	1,685,295
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8156% 11/15/2034 (b)(c)(n)	375,200	373,997
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 8.8141% 11/15/2034 (b)(c)(n)	312,900	310,954
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (c)(n)	690,000	514,199
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (c)(n)	470,000	426,738
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (c)(n)	15,389,000	15,303,280
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2271% 10/15/2041 (b)(c)(n)	912,000	911,715
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.0771% 10/15/2041 (b)(c)(n)	237,000	238,132
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.328% 1/15/2039 (b)(c)(n)	2,943,000	2,936,562
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 6.978% 1/15/2039 (b)(c)(n)	620,000	607,600
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.3576% 10/15/2034 (b)(c)(n)	1,146,000	1,147,254
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.645% 11/15/2036 (b)(c)(n)	645,000	644,198
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.293% 11/15/2036 (b)(c)(n)	1,523,000	1,521,107
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.942% 11/15/2036 (b)(c)(n)	252,000	251,687
SWCH Commercial Mortgage Trust Series 2025-DATA Class D, CME Term SOFR 1 month Index + 2.6412%, 6.2683% 2/15/2042 (b)(c)(n)	915,000	906,994
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.866% 2/15/2042 (b)(c)(n)	3,095,000	3,070,169
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (b)(c)(n)	41,604,000	41,630,040
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2195% 12/15/2039 (b)(c)(n)	2,999,000	2,998,997
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.619% 12/15/2039 (b)(c)(n)	5,588,000	5,594,983
TCO Commercial Mortgage Trust Series 2024-DPM Class D, CME Term SOFR 1 month Index + 2.7408%, 6.3679% 12/15/2039 (b)(c)(n)	1,410,000	1,411,761
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	1,296,084	1,287,101
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	513,462	511,564
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 4.9925% 7/15/2039 (b)(c)(n)	500,000	484,123
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (c)(n)	655,000	656,865
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (c)(n)	455,000	457,891
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (c)(n)	325,000	329,918
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (n)	1,569,000	1,338,458
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (n)	80,000	65,733
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (c)(n)	240,000	236,660
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (c)(n)	695,000	681,436
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	775,000	679,340
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 4.7916% 7/15/2048 (b)(c)(n)	2,000,270	2,000,184
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	2,283,340	2,276,356
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	1,248,176	1,244,113
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4501% 11/15/2049 (c)	1,279,000	1,249,893
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	46,023	45,943
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	271,063	270,007
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (c)	100,000	95,970
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5, 3.729% 5/15/2052	5,000,000	4,839,057
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	123,637	122,021
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	648,407	629,702
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (n)	250,000	188,603
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (c)(n)	846,000	850,405
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.5337% 11/15/2057 (c)	969,000	972,500
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	290,000	282,372
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (c)	780,000	753,206
Wells Fargo Commercial Mortgage Trust Series 2026-C66 Class C, 6.2509% 4/15/2059 (c)	230,000	228,741
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (c)(n)	8,813,000	8,811,096
WFCM Series 2022-C62 Class B, 4.4897% 4/15/2055 (c)	886,000	779,722
WFCM Series 2025-B33RP Class E, CME Term SOFR 1 month Index + 3.5%, 7.1271% 8/15/2042 (b)(c)(n)	1,680,000	1,692,564
WHARF Series 2025-DC Class E, 7.7241% 7/15/2040 (c)(n)	521,000	532,899
TOTAL UNITED STATES		1,203,742,698
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,201,398,195)		1,204,521,660

Common Stocks - 0.0%
	Shares	Value ($)
BRAZIL - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul SA (PN)	62,701	507,878
Azul SA ADR	20,301	182,709

TOTAL BRAZIL		690,587
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (e)	123,908	2,329,764
Altice France Holding SA rights (e)(n)(o)(q)	2,358	28,686

TOTAL FRANCE		2,358,450
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc (e)	164,682	153,668
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (e)(q)	236	49
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy Inc (e)(q)	9,363	144,098
New Fortress Energy Inc Class A (q)	17,410	9,763
TOTAL ENERGY		153,861
Financials - 0.0%
Banks - 0.0%
First Republic Bank/CA (q)(r)	3,000	5
Capital Markets - 0.0%
Fg Parent, LLC Class A (e)	8,817	0
Financial Services - 0.0%
Carnelian Point Holdings LP warrants 6/30/2027 (e)(q)	350	1,022
TOTAL FINANCIALS		1,027
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (e)(q)	35,749	45,759
Cano Health LLC warrants 6/28/2029 (e)(q)	1,756	17
ModivCare Inc (e)	24,262	136,474
TOTAL HEALTH CARE		182,250
Industrials - 0.0%
Professional Services - 0.0%
Fusion Parent, LLC Class A (e)	8,817	307,009
TOTAL UNITED STATES		644,196
TOTAL COMMON STOCKS (Cost $5,587,974)		3,846,901

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (n)	2,265,000	2,569,643
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	5,032,000	4,058,308
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	618,325	2,426,925
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	5,482,000	5,254,497
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (n)	3,536,000	2,994,992
Fluence Energy Inc 2.25% 6/15/2030	508,000	626,008
TOTAL INDUSTRIALS		3,621,000
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	608,000	1,339,120
ON Semiconductor Corp 0% 5/1/2027 (p)	598,000	1,365,234
		2,704,354
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	3,077,000	6,136,154
Strategy Inc 0% 12/1/2029 (p)	3,886,000	3,535,094
Terawulf Inc 0% 5/1/2032 (n)(p)	2,150,000	3,276,640
		12,947,888
TOTAL INFORMATION TECHNOLOGY		15,652,242
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	3,915,000	3,991,343
TOTAL UNITED STATES		30,946,007
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $28,981,570)		37,573,958

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	35,598	1,311,786
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (e)(q)	78,127	2,426,625
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	23,255	1,498,785
TOTAL UNITED STATES		5,237,196
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,748,939)		5,237,196

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (n)		835,000	856,501
Angola Republic 8.75% 4/14/2032 (n)		500,000	511,875
Angola Republic 9.244% 1/15/2031 (n)		780,000	819,585
Angola Republic 9.375% 3/31/2033 (n)		560,000	584,500
Angola Republic 9.375% 5/8/2048 (n)		1,204,000	1,179,920
Angola Republic 9.875% 10/15/2035 (n)		320,000	341,360
TOTAL ANGOLA			4,293,741
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (m)		10,276,264	8,950,626
Argentine Republic 1% 7/9/2029		1,887,078	1,703,088
Argentine Republic 3.5% 7/9/2041 (m)		3,735,000	2,681,319
Argentine Republic 4.125% 7/9/2035 (m)		11,007,239	8,481,078
Argentine Republic 5% 1/9/2038 (m)		5,353,000	4,308,242
Province of Santa Fe 8.1% 12/11/2034 (o)		605,000	596,612
Provincia del Chubut Argentina 9.45% 4/29/2036 (n)		1,005,000	1,041,463
TOTAL ARGENTINA			27,762,428
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (n)		824,000	756,539
Republic of Armenia 6.75% 3/12/2035 (n)		1,246,000	1,301,298
TOTAL ARMENIA			2,057,837
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (n)		879,000	982,502
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (n)		515,000	475,731
Bahrain Kingdom 5.875% 2/6/2034 (n)		525,000	513,104
Bahrain Kingdom 6.625% 10/6/2037 (n)		320,000	307,002
Bahrain Kingdom 7.1% 2/3/2038 (n)		960,000	950,256
Bahrain Kingdom 7.5% 2/12/2036 (n)		450,000	468,500
TOTAL BAHRAIN			2,714,593
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (n)		1,600,000	1,687,792
Republic of Benin 8.375% 1/23/2041 (n)		200,000	212,750
TOTAL BENIN			1,900,542
BERMUDA - 0.0%
Republic of Bermuda 2.375% 8/20/2030 (n)		1,060,000	958,389
Republic of Bermuda 3.375% 8/20/2050 (n)		221,000	150,638
Republic of Bermuda 3.717% 1/25/2027 (n)		787,000	783,311
Republic of Bermuda 4.75% 2/15/2029 (n)		846,000	844,976
Republic of Bermuda 5% 7/15/2032 (n)		347,000	347,026
TOTAL BERMUDA			3,084,340
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		1,534,000	1,465,277
Federative Republic of Brazil 5.625% 2/21/2047		1,160,000	983,680
Federative Republic of Brazil 6% 10/20/2033		1,279,000	1,288,752
Federative Republic of Brazil 6.25% 5/22/2036		1,010,000	1,002,046
Federative Republic of Brazil 6.625% 3/15/2035		845,000	872,145
Federative Republic of Brazil 7.125% 1/20/2037		1,575,000	1,709,663
Federative Republic of Brazil 7.250% 1/12/2056		925,000	924,538
Federative Republic of Brazil 8.25% 1/20/2034		1,751,000	2,007,697
TOTAL BRAZIL			10,253,798
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	720,000	479,898
Canadian Government 2% 6/1/2032	CAD	380,000	258,280
Canadian Government 2.75% 6/1/2033	CAD	3,000,000	2,108,896
Canadian Government 3% 6/1/2034	CAD	465,000	329,894
Canadian Government 3.25% 12/1/2035	CAD	9,900,000	7,084,342
TOTAL CANADA			10,261,310
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,729,000	2,479,297
Chilean Republic 2.75% 1/31/2027		524,000	518,498
Chilean Republic 3.1% 1/22/2061		1,585,000	985,680
Chilean Republic 3.5% 1/31/2034		518,000	471,639
Chilean Republic 4% 1/31/2052		575,000	450,225
Chilean Republic 4.34% 3/7/2042		439,000	386,978
Chilean Republic 5.33% 1/5/2054		862,000	822,262
TOTAL CHILE			6,114,579
COLOMBIA - 0.0%
Colombian Republic 3% 1/30/2030		1,569,000	1,413,826
Colombian Republic 3.125% 4/15/2031		908,000	791,776
Colombian Republic 3.25% 4/22/2032		752,000	638,448
Colombian Republic 5% 6/15/2045		998,000	750,097
Colombian Republic 5.2% 5/15/2049		998,000	748,899
Colombian Republic 5.375% 1/21/2029		720,000	715,860
Colombian Republic 6.125% 1/18/2041		150,000	134,174
Colombian Republic 6.125% 1/21/2031		360,000	358,470
Colombian Republic 6.5% 1/21/2033		520,000	514,176
Colombian Republic 7.375% 4/25/2030		520,000	541,580
Colombian Republic 7.375% 9/18/2037		570,000	580,220
Colombian Republic 7.5% 2/2/2034		1,823,000	1,894,553
Colombian Republic 8% 11/14/2035		650,000	694,688
Colombian Republic 8% 4/20/2033		893,000	951,492
Colombian Republic 8.5% 4/25/2035		599,000	657,043
Colombian Republic 8.75% 11/14/2053		1,020,000	1,144,807
TOTAL COLOMBIA			12,530,109
CONGO - 0.0%
Republic of Congo 9.5% 2/17/2035 (o)		385,000	388,026
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Democratic Republic of Congo 8.75% 4/16/2032 (n)		525,000	530,749
Democratic Republic of Congo 9.5% 4/16/2037 (n)		405,000	413,043
TOTAL CONGO DEMOCRATIC REPUBLIC OF			943,792
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (n)		650,000	620,433
Republic of Costa Rica 6.125% 2/19/2031 (n)		290,000	299,492
Republic of Costa Rica 6.55% 4/3/2034 (n)		289,000	307,352
Republic of Costa Rica 7.3% 11/13/2054 (n)		633,000	706,792
TOTAL COSTA RICA			1,934,069
COTE D'IVOIRE - 0.0%
Cote d'Ivoire 6.125% 6/15/2033 (n)		1,400,000	1,392,790
Cote d'Ivoire 6.375% 3/3/2028 (n)		779,723	791,840
Cote d'Ivoire 6.75% 2/25/2041 (n)		690,000	659,381
Cote d'Ivoire 8.075% 4/1/2036 (n)		675,000	734,484
Cote d'Ivoire 8.25% 1/30/2037 (n)		465,000	511,791
TOTAL COTE D'IVOIRE			4,090,286
DOMINICAN REPUBLIC - 0.1%
Dominican Republic 4.5% 1/30/2030 (n)		1,116,000	1,079,272
Dominican Republic 4.875% 9/23/2032 (n)		2,365,000	2,245,615
Dominican Republic 5.3% 1/21/2041 (n)		350,000	312,113
Dominican Republic 5.75% 3/17/2034 (n)		785,000	772,927
Dominican Republic 5.95% 1/25/2027 (n)		3,200,000	3,224,000
Dominican Republic 6% 7/19/2028 (n)		2,905,000	2,954,414
Dominican Republic 6.5% 2/15/2048 (n)		287,000	280,989
Dominican Republic 6.6% 6/1/2036 (n)		452,000	467,617
Dominican Republic 6.85% 1/27/2045 (n)		533,000	539,753
Dominican Republic 7.05% 2/3/2031 (n)		612,000	645,813
Dominican Republic 7.15% 2/24/2055 (n)		830,000	871,276
Dominican Republic 7.45% 4/30/2044 (n)		442,000	475,233
TOTAL DOMINICAN REPUBLIC			13,869,022
ECUADOR - 0.0%
Ecuador Government International Bond 6.9% 7/31/2030 (m)(n)		1,467,725	1,469,883
Ecuador Government International Bond 6.9% 7/31/2035 (m)(n)		2,293,000	2,104,613
Ecuador Government International Bond 8.75% 1/29/2034 (n)		1,630,000	1,653,619
Ecuador Government International Bond 9.25% 1/29/2039 (n)		845,000	868,634
TOTAL ECUADOR			6,096,749
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (n)		1,440,000	1,462,291
Arab Republic of Egypt 7.5% 2/16/2061 (n)		1,990,000	1,671,601
Arab Republic of Egypt 7.6003% 3/1/2029 (n)		1,235,000	1,275,755
Arab Republic of Egypt 7.625% 5/20/2034 (n)		800,000	804,008
Arab Republic of Egypt 7.625% 5/29/2032 (n)		515,000	528,045
Arab Republic of Egypt 7.903% 2/21/2048 (n)		969,000	864,929
Arab Republic of Egypt 8.5% 1/31/2047 (n)		1,002,000	952,521
Arab Republic of Egypt 8.7002% 3/1/2049 (n)		954,000	913,586
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (n)		510,000	533,230
TOTAL EGYPT			9,005,966
EL SALVADOR - 0.0%
El Salvador Republic 4% 4/17/2030 (m)(n)		715,000	26,454
El Salvador Republic 7.1246% 1/20/2050 (n)		525,000	477,929
El Salvador Republic 7.65% 6/15/2035 (n)		480,000	492,480
El Salvador Republic 9.25% 4/17/2030 (n)		900,000	961,718
El Salvador Republic 9.65% 11/21/2054 (n)		417,000	468,249
TOTAL EL SALVADOR			2,426,830
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (n)		534,000	470,032
Gabonese Republic 7% 11/24/2031 (n)		308,000	269,106
TOTAL GABON			739,138
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (n)(p)		77,137	68,845
Ghana Republic 0% 7/3/2026 (n)(p)		32,200	32,039
Ghana Republic 5% 7/3/2029 (m)(n)		662,594	652,609
Ghana Republic 5% 7/3/2035 (m)(n)		550,500	515,224
TOTAL GHANA			1,268,717
GUATEMALA - 0.0%
Republic of Guatemala 4.875% 2/13/2028 (n)		172,000	171,793
Republic of Guatemala 4.9% 6/1/2030 (n)		558,000	554,691
Republic of Guatemala 5.375% 4/24/2032 (n)		55,000	55,274
Republic of Guatemala 6.125% 6/1/2050 (n)		698,000	691,544
Republic of Guatemala 6.25% 8/15/2036 (n)		1,195,000	1,243,194
Republic of Guatemala 6.6% 6/13/2036 (n)		476,000	506,142
Republic of Guatemala 6.875% 8/15/2055 (n)		550,000	592,218
TOTAL GUATEMALA			3,814,856
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (n)		1,300,000	1,124,500
Hungary Government 3.125% 9/21/2051 (n)		745,000	465,625
Hungary Government 5.25% 6/16/2029 (n)		913,000	923,541
Hungary Government 5.5% 6/16/2034 (n)		914,000	925,197
Hungary Government 6.125% 5/22/2028 (n)		423,000	433,972
Hungary Government 6.25% 9/22/2032 (n)		313,000	331,780
Hungary Government 6.75% 9/23/2055 (n)		1,075,000	1,150,175
Hungary Government 6.75% 9/25/2052 (n)		148,000	159,377
TOTAL HUNGARY			5,514,167
INDONESIA - 0.2%
Indonesia Government 3.5% 2/14/2050		1,270,000	896,874
Indonesia Government 3.85% 10/15/2030		787,000	758,471
Indonesia Government 4.1% 4/24/2028		1,468,000	1,462,495
Indonesia Government 4.2% 10/15/2050		8,500,000	6,704,375
Indonesia Government 4.35% 1/11/2048		1,180,000	970,550
Indonesia Government 5.25% 1/17/2042 (n)		100,000	97,250
Indonesia Government 5.95% 1/8/2046 (n)		633,000	646,451
Indonesia Government 6.75% 1/15/2044 (n)		450,000	500,063
Indonesia Government 7.75% 1/17/2038 (n)		1,395,000	1,660,329
Indonesia Government 8.5% 10/12/2035 (n)		2,261,000	2,782,387
TOTAL INDONESIA			16,479,245
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		1,679,000	1,116,726
Israel Government 5% 1/13/2036		1,045,000	1,020,390
Israel Government 5.75% 3/12/2054		571,000	544,125
Israel Government 5.875% 1/13/2056		980,000	948,310
TOTAL ISRAEL			3,629,551
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		373,000	442,543
JAPAN - 0.1%
Japan Government 0.1% 9/20/2028	JPY	441,000,000	2,687,139
Japan Government 0.4% 8/1/2026	JPY	808,450,000	5,072,913
Japan Government Treasury Bills 0% 10/13/2026 (p)	JPY	421,100,000	2,635,150
Japan Government Treasury Bills 0% 8/10/2026 (p)	JPY	812,300,000	5,092,016
TOTAL JAPAN			15,487,218
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (n)		392,000	383,976
Jordan Government 7.5% 1/13/2029 (n)		680,000	711,450
Jordan Government 7.75% 1/15/2028 (n)		170,000	175,737
TOTAL JORDAN			1,271,163
KAZAKHSTAN - 0.0%
Baiterek National Investment Holding JSC 5.2% 5/6/2033 (n)		785,000	779,113
KENYA - 0.0%
Republic of Kenya 7.875% 2/26/2034 (n)		500,000	487,030
Republic of Kenya 8.7% 2/26/2039 (n)		450,000	440,422
Republic of Kenya 8.8% 10/9/2038 (n)		295,000	294,356
Republic of Kenya 9.5% 3/5/2036 (n)		295,000	307,868
Republic of Kenya 9.75% 2/16/2031 (n)		853,000	921,266
TOTAL KENYA			2,450,942
LEBANON - 0.0%
Lebanon Republic 6.375% (h)(o)		270,000	68,985
Lebanon Republic 8.25% (h)(o)		3,000,000	805,500
TOTAL LEBANON			874,485
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		831,000	736,839
United Mexican States 3.25% 4/16/2030		2,250,000	2,106,000
United Mexican States 3.5% 2/12/2034		1,537,000	1,309,217
United Mexican States 3.75% 1/11/2028		1,538,000	1,517,237
United Mexican States 3.75% 4/19/2071		2,050,000	1,177,397
United Mexican States 3.771% 5/24/2061		380,000	228,314
United Mexican States 4.5% 4/22/2029		505,000	499,950
United Mexican States 4.875% 5/19/2033		418,000	397,326
United Mexican States 5.375% 3/22/2033		675,000	660,751
United Mexican States 5.625% 2/9/2034		790,000	776,578
United Mexican States 5.75% 10/12/2110		980,000	799,386
United Mexican States 6% 5/7/2036		1,581,000	1,573,293
United Mexican States 6.05% 1/11/2040		1,101,000	1,075,677
United Mexican States 6.125% 2/9/2038		535,000	525,338
United Mexican States 6.338% 5/4/2053		916,000	858,191
United Mexican States 6.35% 2/9/2035		538,000	549,836
United Mexican States 6.4% 5/7/2054		415,000	389,436
United Mexican States 6.75% 2/9/2056		760,000	743,375
United Mexican States 6.875% 5/13/2037		435,000	455,282
United Mexican States 7.375% 5/13/2055		756,000	801,058
TOTAL MEXICO			17,180,481
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (n)		737,000	760,953
Mongolia Government 7.875% 6/5/2029 (n)		261,000	277,638
TOTAL MONGOLIA			1,038,591
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (n)		2,174,000	2,293,570
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (n)		1,017,000	1,081,702
MULTI-NATIONAL - 0.2%
European Union 3.25% 12/12/2036 (o)	EUR	2,000,000	2,312,580
European Union 3.25% 7/4/2034 (o)	EUR	17,785,000	20,938,292
European Union 3.375% 12/12/2035 (o)	EUR	2,769,000	3,263,149
European Union 3.75% 10/12/2045 (o)	EUR	7,184,000	8,218,064
TOTAL MULTI-NATIONAL			34,732,085
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (n)		2,663,000	2,687,153
Republic of Nigeria 6.5% 11/28/2027 (n)		580,000	586,258
Republic of Nigeria 7.143% 2/23/2030 (n)		1,202,000	1,239,971
Republic of Nigeria 7.696% 2/23/2038 (n)		535,000	552,521
Republic of Nigeria 7.875% 2/16/2032 (n)		1,150,000	1,213,538
Republic of Nigeria 9.1297% 1/13/2046 (n)		401,000	448,118
TOTAL NIGERIA			6,727,559
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (n)		1,389,000	1,406,363
Oman Sultanate 6% 8/1/2029 (n)		802,000	829,420
Oman Sultanate 6.25% 1/25/2031 (n)		775,000	819,563
Oman Sultanate 6.5% 3/8/2047 (n)		900,000	957,006
Oman Sultanate 6.75% 1/17/2048 (n)		958,000	1,043,415
Oman Sultanate 7% 1/25/2051 (n)		284,000	320,920
TOTAL OMAN			5,376,687
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6.875% 12/5/2027 (n)		916,000	917,644
Islamic Republic of Pakistan 6.975% 4/24/2029 (n)		380,000	372,875
Islamic Republic of Pakistan 7.375% 4/8/2031 (n)		629,000	617,898
TOTAL PAKISTAN			1,908,417
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		630,000	531,178
Panamanian Republic 3.298% 1/19/2033		842,000	750,449
Panamanian Republic 3.87% 7/23/2060		145,000	99,361
Panamanian Republic 5.227% 2/23/2034		1,055,000	1,046,296
Panamanian Republic 5.662% 2/23/2038		1,995,000	1,997,495
Panamanian Republic 6.4% 2/14/2035		593,000	630,146
Panamanian Republic 7.875% 3/1/2057		425,000	512,155
Panamanian Republic 8% 3/1/2038		482,000	569,015
TOTAL PANAMA			6,136,095
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (n)		1,050,000	935,156
Republic of Paraguay 4.95% 4/28/2031 (n)		487,000	489,070
Republic of Paraguay 5.4% 3/30/2050 (n)		291,000	264,868
Republic of Paraguay 6% 2/9/2036 (n)		377,000	396,416
Republic of Paraguay 6.65% 3/4/2055 (n)		320,000	338,448
TOTAL PARAGUAY			2,423,958
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		1,410,000	1,300,725
Peruvian Republic 3% 1/15/2034		819,000	709,664
Peruvian Republic 3.3% 3/11/2041		1,008,000	780,998
TOTAL PERU			2,791,387
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		950,000	600,875
Philippine Republic 2.95% 5/5/2045		350,000	235,375
Philippine Republic 3.556% 9/29/2032		200,000	186,500
Philippine Republic 5% 7/17/2033		865,000	863,703
Philippine Republic 5.5% 1/17/2048		550,000	525,250
Philippine Republic 5.6% 5/14/2049		620,000	597,525
Philippine Republic 5.609% 4/13/2033		150,000	155,437
Philippine Republic 5.95% 10/13/2047		807,000	813,738
TOTAL PHILIPPINES			3,978,403
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (n)		750,000	763,088
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (n)		479,000	482,405
Republic of Poland 5.375% 4/14/2036		425,000	426,917
Republic of Poland 5.5% 3/18/2054		553,000	512,294
Republic of Poland 5.5% 4/4/2053		426,000	394,608
Republic of Poland 5.75% 11/16/2032		1,053,000	1,111,220
Republic of Poland 6.125% 4/14/2056		375,000	373,774
TOTAL POLAND			4,064,306
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (n)		1,100,000	946,649
State of Qatar 4.625% 6/2/2046 (n)		2,035,000	1,834,766
State of Qatar 4.817% 3/14/2049 (n)		2,108,000	1,934,849
State of Qatar 5.103% 4/23/2048 (n)		1,652,000	1,581,080
State of Qatar 9.75% 6/15/2030 (n)		661,000	787,416
TOTAL QATAR			7,084,760
ROMANIA - 0.1%
Romanian Republic 2.124% 7/16/2031 (o)	EUR	200,000	207,793
Romanian Republic 3% 2/27/2027 (n)		603,000	594,860
Romanian Republic 3.625% 3/27/2032 (n)		674,000	609,431
Romanian Republic 4% 2/14/2051 (n)		750,000	510,164
Romanian Republic 4.625% 3/4/2033 (n)	EUR	785,000	887,817
Romanian Republic 5.75% 7/4/2036 (n)		1,853,000	1,764,056
Romanian Republic 5.75% 9/16/2030 (n)		970,000	979,487
Romanian Republic 5.875% 7/11/2032 (o)	EUR	3,030,000	3,696,341
Romanian Republic 6% 5/25/2034 (n)		565,000	562,441
Romanian Republic 6.375% 1/30/2034 (o)		924,000	940,401
Romanian Republic 6.375% 9/18/2033 (o)	EUR	600,000	743,321
Romanian Republic 6.625% 2/17/2028 (n)		568,000	583,137
Romanian Republic 7.125% 1/17/2033 (n)		554,000	589,938
Romanian Republic 7.5% 2/10/2037 (n)		1,081,000	1,167,004
TOTAL ROMANIA			13,836,191
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (n)		1,107,000	1,044,222
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (n)		1,526,000	1,300,915
Kingdom of Saudi Arabia 3.25% 10/22/2030 (n)		2,500,000	2,362,075
Kingdom of Saudi Arabia 3.45% 2/2/2061 (n)		2,159,000	1,379,601
Kingdom of Saudi Arabia 3.75% 1/21/2055 (n)		984,000	688,800
Kingdom of Saudi Arabia 4.375% 1/12/2031 (n)		564,000	555,150
Kingdom of Saudi Arabia 4.5% 10/26/2046 (n)		1,515,000	1,272,600
Kingdom of Saudi Arabia 4.5% 4/22/2060 (n)		1,806,000	1,426,740
Kingdom of Saudi Arabia 4.625% 10/4/2047 (n)		1,110,000	940,725
Kingdom of Saudi Arabia 4.875% 1/12/2036 (n)		589,000	581,638
TOTAL SAUDI ARABIA			10,508,244
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (n)		716,000	374,110
Republic of Senegal 6.75% 3/13/2048 (n)		451,000	228,883
TOTAL SENEGAL			602,993
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (n)		904,000	790,774
Republic of Serbia 6% 6/12/2034 (n)		548,000	561,563
Republic of Serbia 6.5% 9/26/2033 (n)		955,000	1,010,629
TOTAL SERBIA			2,362,966
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		764,000	766,674
South African Republic 4.85% 9/30/2029		785,000	783,626
South African Republic 5% 10/12/2046		841,000	655,980
South African Republic 5.65% 9/27/2047		460,000	386,975
South African Republic 5.75% 9/30/2049		1,214,000	1,022,552
South African Republic 5.875% 4/20/2032		821,000	844,091
South African Republic 6.125% 12/11/2037 (n)		305,000	298,900
South African Republic 7.1% 11/19/2036 (n)		1,174,000	1,253,245
South African Republic 7.25% 12/11/2055 (n)		390,000	384,248
TOTAL SOUTH AFRICA			6,396,291
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (m)(n)		515,767	505,452
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (m)(n)		1,802,457	1,653,754
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (m)(n)		685,802	667,800
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (m)(n)		361,819	351,869
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (m)(n)		149,830	119,302
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (n)		221,083	212,571
TOTAL SRI LANKA			3,510,748
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (n)		740,000	761,513
TURKEY - 0.2%
Turkish Republic 4.875% 10/9/2026		2,262,000	2,264,828
Turkish Republic 4.875% 4/16/2043		1,885,000	1,383,439
Turkish Republic 5.125% 2/17/2028		835,000	827,694
Turkish Republic 5.25% 3/13/2030		625,000	606,250
Turkish Republic 5.75% 5/11/2047		1,748,000	1,372,180
Turkish Republic 5.875% 6/26/2031		775,000	756,400
Turkish Republic 6% 1/14/2041		1,693,000	1,468,678
Turkish Republic 6% 3/25/2027		310,000	312,811
Turkish Republic 6.3% 3/14/2033		525,000	510,037
Turkish Republic 6.625% 2/17/2045		527,000	469,556
Turkish Republic 6.8% 11/4/2036		1,150,000	1,120,411
Turkish Republic 6.875% 1/14/2038		1,040,000	1,006,252
Turkish Republic 7.125% 7/17/2032		1,023,000	1,043,460
Turkish Republic 7.25% 5/29/2032		522,000	533,012
Turkish Republic 7.625% 5/15/2034		535,000	558,540
Turkish Republic 9.125% 7/13/2030		755,000	830,500
Turkish Republic 9.375% 1/19/2033		2,010,000	2,277,330
Turkish Republic 9.375% 3/14/2029		2,109,000	2,292,694
Turkish Republic 9.875% 1/15/2028		1,808,000	1,930,040
TOTAL TURKEY			21,564,112
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (m)(n)		260,986	182,690
Ukraine Government 0% 2/1/2034 (m)(n)		681,380	362,153
Ukraine Government 0% 2/1/2035 (m)(n)		803,912	464,661
Ukraine Government 0% 2/1/2036 (m)(n)		756,758	436,649
Ukraine Government 4% 2/1/2032 (m)(n)		1,579,000	1,294,781
Ukraine Government 4.5% 2/1/2029 (m)(n)		1,435,735	1,198,121
Ukraine Government 4.5% 2/1/2034 (m)(n)		1,875,101	1,284,444
Ukraine Government 4.5% 2/1/2035 (m)(n)		726,727	490,541
Ukraine Government 4.5% 2/1/2036 (m)(n)		405,212	269,466
TOTAL UKRAINE			5,983,506
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (n)		2,069,000	1,339,678
Emirate of Abu Dhabi 3.125% 9/30/2049 (n)		2,944,000	1,995,296
Emirate of Abu Dhabi 3.875% 4/16/2050 (n)		1,244,000	958,936
Emirate of Abu Dhabi 5.5% 4/30/2054 (n)		1,029,000	1,010,993
Emirate of Dubai 3.9% 9/9/2050 (o)		2,120,000	1,513,150
Emirate of Dubai 5.25% 1/30/2043 (o)		500,000	477,185
TOTAL UNITED ARAB EMIRATES			7,295,238
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		1,211,000	1,119,594
Uruguay Republic 5.75% 10/28/2034		871,000	914,302
TOTAL URUGUAY			2,033,896
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (n)		500,000	466,250
Republic of Uzbekistan 3.9% 10/19/2031 (n)		281,000	261,105
TOTAL UZBEKISTAN			727,355
VENEZUELA - 0.0%
Venezuela Republic 11.95% (h)(o)		1,200,000	678,000
Venezuela Republic 12.75% (h)(o)		32,000	18,072
Venezuela Republic 9.25% (h)		5,636,000	2,912,572
TOTAL VENEZUELA			3,608,644
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (n)		1,435,000	1,135,157
Republic of Zambia 5.75% 6/30/2033 (m)(n)		249,592	247,223
TOTAL ZAMBIA			1,382,380
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $338,014,902)			351,897,957

Non-Convertible Corporate Bonds - 25.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.25% 1/22/2031 (n)		650,000	663,091
Sonangol Finance Ltd 10% 1/29/2031 (n)		270,000	278,146

TOTAL ANGOLA			941,237
ARGENTINA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Argentina SA 9.5% 7/18/2031 (n)		400,000	428,000
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (n)		590,000	610,503
Tecpetrol SA 7.625% 11/3/2030 (n)		735,000	753,375
YPF SA 8.25% 1/17/2034 (n)		585,000	609,371
TOTAL ENERGY			1,973,249
TOTAL ARGENTINA			2,401,249
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (c)(o)	GBP	1,540,000	2,044,267
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(n)		297,000	285,038
Commonwealth Bank of Australia 3.788% 8/26/2037 (c)(o)	EUR	1,730,000	2,000,624
Commonwealth Bank of Australia 4.454% 5/21/2037 (c)(o)	EUR	1,400,000	1,660,603
National Australia Bank Ltd 3.612% 1/22/2036 (c)(o)	EUR	1,545,000	1,782,986
Westpac Banking Corp 4.11% 7/24/2034 (c)		405,000	395,533
			8,169,051
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (o)	EUR	745,000	815,958
Cimic Finance Ltd 6% 4/22/2036 (n)		2,585,000	2,559,946
			3,375,904
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (c)(o)	GBP	415,000	529,121
TOTAL FINANCIALS			12,074,076
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 6% 5/1/2032 (n)		580,000	577,463
Mineral Resources Ltd 6.25% 5/1/2034 (n)		620,000	616,173
Mineral Resources Ltd 7% 4/1/2031 (n)		854,000	887,789
Mineral Resources Ltd 8.5% 5/1/2030 (n)		1,653,000	1,706,730
Mineral Resources Ltd 9.25% 10/1/2028 (n)		571,000	592,260
TOTAL MATERIALS			4,380,415
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	3,450,000	2,524,049
TOTAL AUSTRALIA			18,978,540
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (o)	EUR	885,000	1,016,044
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (o)	EUR	500,000	592,094
TOTAL AUSTRIA			1,608,138
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (n)		1,324,000	1,335,916
Bapco Energies BSC Closed 8.375% 11/7/2028 (n)		478,000	490,481

TOTAL BAHRAIN			1,826,397
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (n)		2,382,000	1,935,375
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (o)	EUR	2,100,000	2,499,023
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (o)	EUR	2,800,000	3,308,919
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (o)	EUR	1,500,000	1,713,495
TOTAL BELGIUM			7,521,437
BRAZIL - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		880,000	857,480
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (n)		465,000	412,938
Minerva Luxembourg SA 7.5% 4/22/2036 (n)		396,000	380,904
Minerva Luxembourg SA 8.875% 9/13/2033 (n)		1,170,000	1,230,402
NBM US Holdings Inc 6.625% 8/6/2029 (n)		1,257,000	1,258,546
			3,282,790
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (n)		1,815,000	1,618,526
TOTAL CONSUMER STAPLES			4,901,316
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (n)		996,687	971,770
Yinson Boronia Production BV 8.947% 7/31/2042 (n)		1,455,247	1,601,282
			2,573,052
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (n)		1,405,467	1,338,708
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (n)		1,010,000	1,008,136
			2,346,844
TOTAL ENERGY			4,919,896
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.4% 1/9/2038		610,000	586,210
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (h)(n)		5,120,000	1,236,070
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (n)		394,680	422,308
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (n)		1,554,000	1,449,105
TOTAL INDUSTRIALS			3,693,693
Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (n)		558,000	262,958
Braskem Netherlands Finance BV 7.25% 2/13/2033 (n)		1,038,000	596,850
Braskem Netherlands Finance BV 8% 10/15/2034 (n)		321,000	185,056
Braskem Netherlands Finance BV 8.5% 1/12/2031 (n)		759,000	475,817
			1,520,681
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (n)		832,000	692,640
CSN Resources SA 5.875% 4/8/2032 (n)		731,000	458,703
CSN Resources SA 8.875% 12/5/2030 (n)		247,000	184,941
ERO Copper Corp 6.5% 2/15/2030 (n)		1,952,000	1,955,670
Nexa Resources SA 6.6% 4/8/2037 (n)		530,000	549,875
Nexa Resources SA 6.75% 4/9/2034 (n)		525,000	551,014
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(n)		5,952,581	5,994,249
Usiminas International Sarl 7.5% 1/27/2032 (n)		1,295,000	1,335,948
Vale Overseas Ltd 6% 2/25/2056 (c)(n)		675,000	676,791
Vale Overseas Ltd 6.4% 6/28/2054		1,133,000	1,157,733
			13,557,564
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (n)		940,000	977,914
Suzano Austria GmbH 3.75% 1/15/2031		620,000	579,378
Suzano Austria GmbH 5% 1/15/2030		1,632,000	1,608,423
Suzano Netherlands BV 5.5% 1/15/2036		1,040,000	1,011,367
			4,177,082
TOTAL MATERIALS			19,255,327
TOTAL BRAZIL			33,627,712
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (n)		2,210,000	2,251,415
Golar LNG Ltd 7.75% 9/19/2029 (n)(o)		1,800,000	1,827,792

TOTAL CAMEROON			4,079,207
CANADA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (c)		1,255,000	1,271,799
TELUS Corp 7% 10/15/2055 (c)		527,000	542,440
			1,814,239
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (c)		851,000	870,634
Rogers Communications Inc 7.125% 4/15/2055 (c)		655,000	679,211
			1,549,845
TOTAL COMMUNICATION SERVICES			3,364,084
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (n)		1,519,000	1,503,422
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (n)		1,833,000	1,846,680
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (n)		1,180,000	1,201,401
			4,551,503
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (n)		1,702,000	1,682,833
TOTAL CONSUMER DISCRETIONARY			6,234,336
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,800,000	2,788,276
Canadian Natural Resources Ltd 5.85% 2/1/2035		2,992,000	3,123,085
Canadian Natural Resources Ltd 6.25% 3/15/2038		900,000	956,542
Cenovus Energy Inc 2.65% 1/15/2032		3,734,000	3,338,292
Cenovus Energy Inc 3.75% 2/15/2052		210,000	151,367
Cenovus Energy Inc 4.65% 3/20/2031		6,600,000	6,547,146
Cenovus Energy Inc 5.25% 6/15/2037		2,385,000	2,321,220
Cenovus Energy Inc 5.4% 3/20/2036		4,436,000	4,428,743
Cenovus Energy Inc 5.4% 6/15/2047		239,000	221,553
Cenovus Energy Inc 6.75% 11/15/2039		457,000	504,995
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		1,230,000	1,312,710
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)		191,000	199,604
TOTAL ENERGY			25,893,533
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (c)(o)	EUR	3,745,000	4,344,308
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)		300,000	295,079
Royal Bank of Canada 3.125% 9/27/2031 (c)(o)	EUR	1,955,000	2,263,826
Toronto Dominion Bank 3.357% 9/22/2032 (o)	EUR	2,190,000	2,517,272
			9,420,485
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (n)		912,000	911,818
TOTAL FINANCIALS			10,332,303
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (n)		238,000	248,442
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (n)		900,000	937,397
Bombardier Inc 7% 6/1/2032 (n)		567,000	590,528
Bombardier Inc 7.25% 7/1/2031 (n)		1,217,000	1,278,748
			2,806,673
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (n)		1,934,000	1,985,847
TOTAL INDUSTRIALS			4,792,520
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		3,197,000	3,197,157
Methanex Corp 5.25% 12/15/2029		1,018,000	1,016,729
Methanex Corp 5.65% 12/1/2044		2,472,000	2,245,917
			6,459,803
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (n)		1,352,000	1,378,472
Champion Iron Canada Inc 7.875% 7/15/2032 (n)		445,000	465,829
			1,844,301
TOTAL MATERIALS			8,304,104
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		57,000	56,983
TransAlta Corp 5.875% 2/1/2034		1,912,000	1,890,490
TransAlta Corp 6.5% 3/15/2040		1,235,000	1,215,171
TOTAL UTILITIES			3,162,644
TOTAL CANADA			62,331,966
CHILE - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA 5.75% 4/15/2036 (n)		790,000	785,599
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (n)		419,000	428,968
Empresa Nacional del Petroleo 6.15% 5/10/2033 (n)		627,000	650,074
TOTAL ENERGY			1,079,042
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (c)(n)		930,000	921,053
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (n)		1,320,000	1,193,042
Antofagasta PLC 5.625% 9/9/2035 (n)		900,000	906,300
Antofagasta PLC 5.625% 5/13/2032 (n)		400,000	408,900
Corp Nacional del Cobre de Chile 3% 9/30/2029 (n)		504,000	475,196
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (n)		641,000	602,476
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (n)		1,944,000	1,341,593
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (n)		110,000	88,380
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (n)		749,000	743,383
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (n)		560,000	550,623
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (n)		800,000	824,104
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (n)		1,230,000	1,242,854
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (n)		520,000	547,560
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (n)		533,000	566,547
			9,490,958
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (n)		515,000	516,720
Inversiones CMPC SA 3% 4/6/2031 (n)		717,000	626,658
Inversiones CMPC SA 6.125% 2/26/2034 (n)		450,000	446,382
			1,589,760
TOTAL MATERIALS			12,001,771
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (n)		498,528	506,405
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (n)		473,000	487,199
TOTAL UTILITIES			993,604
TOTAL CHILE			14,860,016
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (n)		888,000	808,968
Prosus NV 3.68% 1/21/2030 (n)		1,014,000	968,243
Prosus NV 4.027% 8/3/2050 (n)		1,270,000	889,794
Prosus NV 4.193% 1/19/2032 (n)		600,000	572,631
TOTAL CONSUMER DISCRETIONARY			3,239,636
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (n)		1,166,000	1,163,516
TOTAL CHINA			4,403,152
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (n)		1,843,000	1,733,212
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (n)		930,000	918,087
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (h)(n)		8,036,000	3,003,455
Ecopetrol SA 4.625% 11/2/2031		610,000	548,817
Ecopetrol SA 8.375% 1/19/2036		575,000	589,594
Ecopetrol SA 8.875% 1/13/2033		3,384,000	3,575,196
Geopark Ltd 5.5% 1/17/2027 (n)		994,000	979,090
Geopark Ltd 8.75% 1/31/2030 (n)		884,000	887,315
Gran Tierra Energy Inc 9.75% 4/15/2031 (n)(r)		2,363,000	2,245,588
			11,829,055
TOTAL ENERGY			12,747,142
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		663,000	696,820
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (n)		1,305,000	1,349,044
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (n)		4,410,049	4,084,367
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (n)		460,000	472,994
Termocandelaria Power SA 7.75% 9/17/2031 (n)		872,000	895,239
TOTAL UTILITIES			5,452,600
TOTAL COLOMBIA			21,978,818
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (n)		898,000	903,442
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (n)		800,000	840,896
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (n)		1,345,000	1,373,312
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (n)		1,090,000	1,113,811
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 6% 1/27/2032 (o)	EUR	2,185,000	2,488,692
TOTAL CZECH REPUBLIC			3,602,503
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (o)	EUR	1,110,000	1,280,421
Food Products - 0.0%
Arla Foods amba 3.875% 5/22/2033 (o)	EUR	420,000	494,019
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (o)	EUR	830,000	996,088
TOTAL CONSUMER STAPLES			2,770,528
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (c)(o)	EUR	2,780,000	3,301,989
Jyske Bank A/S 5.125% 5/1/2035 (c)(o)	EUR	821,000	997,610
TOTAL FINANCIALS			4,299,599
TOTAL DENMARK			7,070,127
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (n)		675,000	700,616
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (n)		461,000	454,176
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (o)	EUR	910,000	1,026,686
Citycon Treasury BV 5.375% 7/8/2031 (o)	EUR	300,000	334,841
TOTAL REAL ESTATE			1,361,527
TOTAL FINLAND			1,815,703
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (n)		2,490,458	2,422,194
Altice France SA 6.5% 4/15/2032 (n)		5,881,415	5,723,667
Altice France SA 6.875% 10/15/2030 (n)		3,677,594	3,611,550
Altice France SA 6.875% 7/15/2032 (n)		1,314,787	1,283,681
Orange SA 4.75% 1/13/2033 (n)		1,280,000	1,265,231
Orange SA 5% 1/13/2036 (n)		655,000	642,980
			14,949,303
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (o)	EUR	1,100,000	1,267,782
TOTAL COMMUNICATION SERVICES			16,217,085
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (n)		1,268,000	1,276,184
Valeo SE 4.625% 3/23/2032 (o)	EUR	1,100,000	1,275,339
			2,551,523
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (c)(o)	EUR	300,000	351,528
RCI Banque SA 5.5% 10/9/2034 (c)(o)	EUR	1,800,000	2,177,832
			2,529,360
TOTAL CONSUMER DISCRETIONARY			5,080,883
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (o)	EUR	1,600,000	1,814,775
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (n)		3,417,000	3,584,720
Viridien 10% 10/15/2030 (n)		1,022,000	1,092,975
TOTAL ENERGY			4,677,695
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.159% 9/15/2029 (c)(n)		2,300,000	2,174,754
BNP Paribas SA 3.945% 2/18/2037 (c)(o)	EUR	2,000,000	2,325,141
BNP Paribas SA 5.786% 1/13/2033 (c)(n)		22,178,000	22,938,250
BPCE SA 5.716% 1/18/2030 (c)(n)		500,000	510,838
BPCE SA 7.003% 10/19/2034 (c)(n)		2,330,000	2,545,678
Societe Generale SA 5.5% 4/13/2029 (c)(n)		15,429,000	15,641,424
Societe Generale SA 6.691% 1/10/2034 (c)(n)		1,180,000	1,265,979
			47,402,064
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (n)		1,510,000	1,535,972
Iliad Holding SAS 8.5% 4/15/2031 (n)		1,597,000	1,691,704
			3,227,676
TOTAL FINANCIALS			50,629,740
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (o)	EUR	900,000	1,053,472
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (o)	GBP	200,000	262,890
Electricite de France SA 6.125% 6/2/2034 (o)	GBP	2,350,000	3,241,392
			3,504,282
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (o)	EUR	600,000	702,541
Engie SA 4.25% 9/6/2034 (o)	EUR	2,100,000	2,536,173
Veolia Environnement SA 3.324% 6/17/2032 (o)	EUR	1,700,000	1,964,542
			5,203,256
TOTAL UTILITIES			8,707,538
TOTAL FRANCE			88,181,188
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (n)		720,000	727,661
Financials - 0.0%
Banks - 0.0%
Bank of Georgia JSC 6.5% 6/3/2031 (n)		550,000	550,000
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (n)		936,000	901,480
TOTAL GEORGIA			2,179,141
GERMANY - 0.6%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (o)	EUR	600,000	689,493
Schaeffler AG 5.375% 4/1/2031 (o)	EUR	1,100,000	1,328,291
ZF Europe Finance BV 4.75% 1/31/2029 (o)	EUR	500,000	586,057
ZF Europe Finance BV 5.5% 2/17/2032 (o)	EUR	500,000	576,628
ZF Europe Finance BV 7% 6/12/2030 (o)	EUR	1,500,000	1,860,757
ZF North America Capital Inc 6.75% 4/23/2030 (n)		1,077,000	1,072,296
ZF North America Capital Inc 6.875% 4/23/2032 (n)(r)		2,124,000	2,089,086
ZF North America Capital Inc 7.5% 3/24/2031 (n)		447,000	451,474
TOTAL CONSUMER DISCRETIONARY			8,654,082
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (o)	EUR	500,000	606,376
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (o)	EUR	1,700,000	1,962,291
Financials - 0.4%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (c)(o)	EUR	600,000	702,620
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (c)(o)	EUR	1,100,000	1,272,389
Volkswagen Bank GmbH 3.5% 6/19/2031 (o)	EUR	1,300,000	1,506,472
			3,481,481
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)		3,200,000	2,992,073
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)		37,308,000	37,496,595
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (c)		5,000,000	5,099,736
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)		6,302,000	6,507,099
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (c)		8,286,000	8,687,073
			60,782,576
Financial Services - 0.1%
KfW 0% 11/9/2028 (o)	EUR	21,283,000	23,282,255
KfW 0.375% 5/20/2036 (o)	EUR	175,000	156,020
KfW 1.125% 3/31/2037 (o)	EUR	790,000	746,352
			24,184,627
TOTAL FINANCIALS			88,448,684
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance LLC 6.375% 11/21/2030 (n)		1,295,000	1,364,283
Bayer US Finance LLC 6.5% 11/21/2033 (n)		3,505,000	3,740,481
TOTAL HEALTH CARE			5,104,764
Industrials - 0.0%
Machinery - 0.0%
KION Group AG 4.125% 3/24/2031 (o)	EUR	852,000	1,003,045
TK Elevator US Newco Inc 5.25% 7/15/2027 (n)		689,000	689,309
TOTAL INDUSTRIALS			1,692,354
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (o)	EUR	1,600,000	1,845,830
Real Estate - 0.0%
Diversified REITs - 0.0%
Sirius Real Estate Ltd 4% 1/22/2032 (o)	EUR	1,300,000	1,501,894
Real Estate Management & Development - 0.0%
Aroundtown SA 3.625% 4/10/2031 (o)	GBP	1,270,000	1,558,625
LEG Immobilien SE 3.875% 1/20/2035 (o)	EUR	900,000	1,023,255
			2,581,880
TOTAL REAL ESTATE			4,083,774
Utilities - 0.2%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (o)	EUR	500,000	578,113
Amprion GmbH 3.625% 5/21/2031 (o)	EUR	1,300,000	1,527,849
Amprion GmbH 3.875% 6/5/2036 (o)	EUR	700,000	812,566
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (c)(o)	EUR	2,300,000	2,554,041
EnBW International Finance BV 3.75% 11/20/2035 (o)	EUR	1,600,000	1,862,207
EnBW International Finance BV 5.7923% 2/26/2036 (o)	AUD	2,580,000	1,796,259
			9,131,035
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (n)		1,940,000	1,891,924
RWE Finance US LLC 5.875% 4/16/2034 (n)		4,194,000	4,343,887
			6,235,811
TOTAL UTILITIES			15,366,846
TOTAL GERMANY			127,765,001
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (n)		2,927,000	2,851,264
Kosmos Energy Ltd 7.75% 5/1/2027 (n)		1,283,000	1,275,276
Kosmos Energy Ltd 8.75% 10/1/2031 (n)		3,334,000	3,033,440
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (n)		4,414,542	4,502,833

TOTAL GHANA			11,662,813
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (n)		4,461,000	4,559,436
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (n)		1,287,000	1,327,219
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (n)		1,466,000	1,396,130
Millicom International Cellular SA 4.5% 4/27/2031 (n)		2,811,000	2,625,981
Millicom International Cellular SA 5.125% 1/15/2028 (n)		493,200	488,268
Millicom International Cellular SA 6.25% 3/25/2029 (n)		630,000	631,575
Millicom International Cellular SA 7.375% 4/2/2032 (n)		903,000	928,532
TOTAL COMMUNICATION SERVICES			6,070,486
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (n)		1,041,000	1,025,384
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (n)		775,000	770,389
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (n)		1,305,000	1,304,734
TOTAL UTILITIES			2,075,123
TOTAL GUATEMALA			9,170,993
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (n)		625,000	482,373
Prudential Funding Asia PLC 2.95% 11/3/2033 (c)(o)		975,000	934,356

TOTAL HONG KONG			1,416,729
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (n)		400,000	407,200
OTP Bank Nyrt 8.75% 5/15/2033 (c)(o)		400,000	420,636
TOTAL FINANCIALS			827,836
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (o)		215,000	224,742
TOTAL HUNGARY			1,052,578
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (n)		925,000	938,297
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (n)		420,000	423,255
TOTAL INDIA			1,361,552
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (n)		1,432,000	1,431,384
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (n)		1,171,000	1,207,594
Pertamina Persero PT 4.175% 1/21/2050 (n)		774,000	595,686
TOTAL ENERGY			3,234,664
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (n)		425,000	424,574
Freeport Indonesia PT 5.315% 4/14/2032 (n)		1,247,000	1,240,915
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (n)		1,945,000	1,968,924
TOTAL MATERIALS			3,634,413
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (n)		486,000	487,215
TOTAL INDONESIA			7,356,292
IRELAND - 0.5%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		484,000	480,620
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		12,635,000	12,173,774
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		36,380,000	33,288,858
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		12,667,000	12,809,443
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		14,970,000	15,291,574
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		1,392,000	1,415,048
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		1,283,000	1,307,544
			76,766,861
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (n)		3,389,000	3,421,467
GGAM Finance Ltd 6.875% 4/15/2029 (n)		748,000	767,940
GGAM Finance Ltd 8% 2/15/2027 (n)		248,000	249,944
GGAM Finance Ltd 8% 6/15/2028 (n)		2,677,000	2,780,091
			7,219,442
TOTAL FINANCIALS			83,986,303
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (n)		746,000	722,261
Avolon Holdings Funding Ltd 4.95% 10/15/2032 (n)		1,350,000	1,316,955
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (n)		2,471,000	2,482,767
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (n)		7,400,000	7,491,931
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (n)		6,862,000	7,036,681
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (n)		10,885,000	11,193,463
TOTAL INDUSTRIALS			30,244,058
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	190,000	220,517
TOTAL IRELAND			114,450,878
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (n)(o)		1,523,000	1,503,686
Energean Israel Finance Ltd 5.875% 3/30/2031 (n)(o)		325,000	310,780
Energean Israel Finance Ltd 8.5% 9/30/2033 (n)(o)		405,000	428,440
Leviathan Bond Ltd 6.5% 6/30/2027 (n)(o)		1,005,000	1,008,207
Leviathan Bond Ltd 6.75% 6/30/2030 (n)(o)		435,000	448,457
TOTAL ENERGY			3,699,570
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (n)(o)		530,000	528,684
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,483,000	1,475,422
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		143,000	143,019
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		1,601,000	1,662,722
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		1,022,000	1,102,043
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,080,000	1,104,547
TOTAL HEALTH CARE			5,487,753
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (n)(o)		600,000	556,185
TOTAL ISRAEL			10,272,192
ITALY - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC Finance BV 4% 10/1/2033 (o)	EUR	1,510,000	1,799,590
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(n)		3,523,000	3,326,630
Intesa Sanpaolo SpA 6.625% 6/20/2033 (n)		4,002,000	4,352,159
TOTAL FINANCIALS			7,678,789
Utilities - 0.0%
Electric Utilities - 0.0%
ENEL Finance International NV 4.375% 9/30/2030 (n)		387,000	380,355
ENEL Finance International NV 5.5% 6/26/2034 (n)		1,980,000	2,009,945
ENEL Finance International NV 7.5% 10/14/2032 (n)		245,000	275,478
Enel SpA 3.375% (c)(o)(s)	EUR	345,000	402,724
			3,068,502
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (n)		749,000	770,620
TOTAL UTILITIES			3,839,122
TOTAL ITALY			13,317,501
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (n)		450,000	451,130
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (n)		365,000	360,503

TOTAL JAMAICA			811,633
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (o)	EUR	450,000	525,064
NTT Finance Corp 4.567% 7/16/2027 (n)		2,256,000	2,260,524
NTT Finance Corp 4.62% 7/16/2028 (n)		2,282,000	2,283,732
NTT Finance Corp 4.876% 7/16/2030 (n)		10,876,000	10,913,118
NTT Finance Corp 5.171% 7/16/2032 (n)		200,000	201,063
TOTAL COMMUNICATION SERVICES			16,183,501
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 3.856% 4/22/2034 (c)(o)	EUR	1,755,000	2,061,039
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)		3,281,000	3,275,079
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (c)		4,935,000	4,927,649
Sumitomo Mitsui Financial Group Inc 3.961% 4/2/2034 (c)(o)	EUR	1,740,000	2,054,175
TOTAL FINANCIALS			12,317,942
TOTAL JAPAN			28,501,443
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (n)		885,000	804,819
KazMunayGas National Co JSC 5.375% 4/24/2030 (n)		618,000	626,498
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (n)		749,000	698,442

TOTAL KAZAKHSTAN			2,129,759
KOREA (SOUTH) - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
LG Energy Solution Ltd 5.25% 4/2/2031 (n)		320,000	321,033
LG Energy Solution Ltd 5.875% 4/2/2036 (n)		335,000	338,928
TOTAL INDUSTRIALS			659,961
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (n)		990,000	1,007,594
POSCO 5.875% 1/17/2033 (n)		300,000	315,944
TOTAL MATERIALS			1,323,538
TOTAL KOREA (SOUTH)			1,983,499
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (n)		696,000	660,548
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (n)		4,591,000	3,326,533
Altice Financing SA 9.625% 7/15/2027 (n)		1,722,000	1,331,038
			4,657,571
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (n)		2,989,900	2,907,797
TOTAL COMMUNICATION SERVICES			7,565,368
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (n)		1,264,000	1,343,508
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	643,200	108,684
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (n)		6,395,000	5,611,543
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (o)	EUR	2,220,000	2,547,233
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (o)	EUR	1,250,000	1,492,630
Real Estate Management & Development - 0.1%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (o)	EUR	1,320,000	1,520,353
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (o)	EUR	1,425,000	1,539,332
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (o)	EUR	1,745,000	1,941,965
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (o)	EUR	800,000	908,178
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (o)	EUR	1,695,000	2,049,450
Logicor Financing Sarl 1.625% 1/17/2030 (o)	EUR	420,000	456,007
Logicor Financing Sarl 2% 1/17/2034 (o)	EUR	1,365,000	1,367,315
Logicor Financing Sarl 3.75% 7/14/2032 (o)	EUR	1,655,000	1,893,658
Logicor Financing Sarl 4.25% 7/18/2029 (o)	EUR	100,000	119,034
P3 Group Sarl 3.75% 4/2/2033 (o)	EUR	400,000	455,224
P3 Group Sarl 4% 4/19/2032 (o)	EUR	1,800,000	2,100,129
			14,350,645
TOTAL REAL ESTATE			18,390,508
TOTAL LUXEMBOURG			33,019,611
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (n)		1,185,000	1,071,712
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (n)		1,282,000	863,684
Petronas Capital Ltd 3.5% 4/21/2030 (n)		693,000	668,735
TOTAL ENERGY			1,532,419
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (n)		1,525,000	1,513,242
TOTAL MALAYSIA			4,117,373
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (n)		1,307,000	1,322,566
MEXICO - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (n)		910,000	794,435
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Esentia Energy Development SAB de CV 6.125% 7/30/2033 (n)		270,000	269,594
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (n)		310,000	307,055
FEL Energy VI SARL 5.75% 12/1/2040 (n)		754,019	735,404
Petroleos Mexicanos 10% 2/7/2033		6,041,000	7,095,155
Petroleos Mexicanos 5.95% 1/28/2031		73,580,000	72,635,233
Petroleos Mexicanos 6.35% 2/12/2048		15,096,000	12,235,308
Petroleos Mexicanos 6.5% 6/2/2041		537,000	479,116
Petroleos Mexicanos 6.625% 6/15/2035		5,772,000	5,562,765
Petroleos Mexicanos 6.7% 2/16/2032		33,767,000	34,003,369
Petroleos Mexicanos 6.75% 9/21/2047		17,198,000	14,478,652
Petroleos Mexicanos 6.95% 1/28/2060		12,240,000	10,154,304
Petroleos Mexicanos 7.69% 1/23/2050		56,620,000	51,837,309
Petroleos Mexicanos 8.75% 6/2/2029		1,035,000	1,112,884
TOTAL ENERGY			210,906,148
Financials - 0.1%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (c)(n)		350,000	347,375
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (n)		1,238,000	1,248,993
			1,596,368
Capital Markets - 0.1%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (n)		2,390,000	2,401,950
TOTAL FINANCIALS			3,998,318
Materials - 0.0%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (n)		904,000	754,447
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (n)		1,540,000	1,547,700
			2,302,147
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (n)		925,000	712,139
TOTAL MATERIALS			3,014,286
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (n)		795,000	779,816
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (n)		1,097,413	1,160,514
COX Asset Mexico SA de CV 7.125% 1/8/2032 (n)		445,000	452,787
Saavi Energia Sarl 8.875% 2/10/2035 (n)		1,652,000	1,789,744
TOTAL UTILITIES			3,403,045
TOTAL MEXICO			222,896,048
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 5.125% 6/23/2051 (n)		375,000	299,453
OCP SA 6.1% 4/30/2030 (n)		607,000	621,107
OCP SA 6.75% 5/2/2034 (n)		757,000	794,630
OCP SA 6.875% 4/25/2044 (n)		925,000	934,389
OCP SA 7.5% 5/2/2054 (n)		805,000	862,380

TOTAL MOROCCO			3,511,959
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (o)	EUR	400,000	467,057
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (o)	EUR	1,600,000	1,964,346
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 5.71% 1/21/2033 (c)(n)		2,425,000	2,516,058
ING Groep NV 3% 8/17/2031 (c)(o)	EUR	2,200,000	2,526,263
TOTAL FINANCIALS			5,042,321
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		7,476,000	7,424,452
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		17,778,000	17,837,926
TOTAL INFORMATION TECHNOLOGY			25,262,378
TOTAL NETHERLANDS			32,736,102
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (n)		1,547,000	1,540,039
IHS Holding Ltd 7.875% 5/29/2030 (n)		1,004,000	1,033,798
TOTAL COMMUNICATION SERVICES			2,573,837
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (n)		532,793	532,793
Materials - 0.0%
Chemicals - 0.0%
Dangote Fertiliser Ltd 7.75% 5/5/2031 (n)		940,000	957,456
TOTAL NIGERIA			4,064,086
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (n)		614,000	645,616
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 3 month EURIBOR + 0.7%, 3.625% 5/28/2032 (b)(c)(o)	EUR	1,700,000	2,001,162
TOTAL NORWAY			2,646,778
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Veon Midco BV 6.95% 6/1/2031 (k)(n)		550,000	550,044
Veon Midco BV 7.45% 6/1/2033 (k)(n)		580,000	580,481

TOTAL PAKISTAN			1,130,525
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (n)		3,219,000	3,190,808
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (n)		1,717,000	1,631,150
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (n)		3,526,000	3,587,705
TOTAL COMMUNICATION SERVICES			8,409,663
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (n)		348,000	291,798
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Generadora de Gatun SA 6.874% 9/30/2044 (n)		435,000	443,578
TOTAL PANAMA			9,145,039
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (n)		740,000	730,942
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(n)		1,021,000	1,021,383
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (n)		1,135,000	1,166,859
Volcan Cia Minera SAA 8.5% 10/28/2032 (n)		2,796,000	2,869,396
TOTAL MATERIALS			4,036,255
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (n)		490,000	482,037
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (n)		975,000	978,413
TOTAL UTILITIES			1,460,450
TOTAL PERU			7,249,030
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (n)		1,211,000	1,253,288
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Finance DAC 6.5% 10/15/2030 (o)	EUR	1,200,000	1,203,725
TOTAL POLAND			2,457,013
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (n)		865,000	790,394
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (n)		1,512,000	1,499,844
QatarEnergy 2.25% 7/12/2031 (n)		3,200,000	2,860,512
QatarEnergy 3.125% 7/12/2041 (n)		2,217,000	1,662,794
QatarEnergy 3.3% 7/12/2051 (n)		3,482,000	2,330,398
TOTAL ENERGY			8,353,548
TOTAL QATAR			9,143,942
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (n)		2,952,424	2,694,087
Saudi Arabian Oil Co 2.25% 11/24/2030 (n)		3,105,000	2,783,059
Saudi Arabian Oil Co 3.25% 11/24/2050 (n)		1,363,000	887,981
Saudi Arabian Oil Co 3.5% 11/24/2070 (n)		1,059,000	657,946
Saudi Arabian Oil Co 3.5% 4/16/2029 (n)		2,367,000	2,288,297
Saudi Arabian Oil Co 4.25% 4/16/2039 (n)		3,092,000	2,727,345
Saudi Arabian Oil Co 4.375% 2/2/2031 (n)		1,035,000	1,014,300
Saudi Arabian Oil Co 4.375% 4/16/2049 (n)		420,000	340,376
Saudi Arabian Oil Co 5% 2/2/2036 (n)		485,000	473,976
Saudi Arabian Oil Co 5.875% 7/17/2064 (n)		515,000	483,868
Saudi Arabian Oil Co 6.375% 6/2/2055 (n)		2,112,000	2,151,516
TOTAL ENERGY			16,502,751
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (o)		1,450,000	1,455,891
Gaci First Investment Co 5.125% 2/14/2053 (o)		270,000	234,697
Gaci First Investment Co 5.25% 10/13/2032 (o)		800,000	804,000
TOTAL FINANCIALS			2,494,588
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (n)		1,602,000	1,629,827
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (n)		950,000	969,000
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (n)		2,396,000	2,461,890
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (n)		605,000	640,846
TOTAL INDUSTRIALS			5,701,563
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (n)		700,000	687,750
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (n)		1,305,000	1,315,962
TOTAL MATERIALS			2,003,712
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (o)		840,000	843,511
TOTAL SAUDI ARABIA			27,546,125
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (n)		1,482,000	1,485,483
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (n)		2,155,000	2,210,945
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (n)		492,000	493,476
TOTAL COMMUNICATION SERVICES			2,704,421
Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (n)		495,000	514,800
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		853,000	849,392
Sasol Financing USA LLC 5.5% 3/18/2031		560,000	532,114
Sasol Financing USA LLC 8.75% 4/10/2033 (n)		345,000	364,838
Sasol Financing USA LLC 8.75% 5/3/2029 (n)		1,035,000	1,094,979
			2,841,323
Metals & Mining - 0.0%
Sibanye-Stillwater UK Financing PLC 6.25% 11/15/2031 (n)		640,000	640,313
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (n)		815,000	840,754
			1,481,067
TOTAL MATERIALS			4,322,390
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (n)		1,543,000	1,571,221
Eskom Holdings 8.45% 8/10/2028 (n)		911,000	959,420
TOTAL UTILITIES			2,530,641
TOTAL SOUTH AFRICA			10,072,252
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
CaixaBank SA 4.818% 4/22/2032 (c)(n)		1,300,000	1,292,206
CaixaBank SA 6.84% 9/13/2034 (c)(n)		2,320,000	2,533,715

TOTAL SPAIN			3,825,921
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Akelius Residential Ab 3.95% 3/25/2031 (o)	EUR	880,000	1,021,868
Heimstaden Bostad AB 3.875% 11/5/2029 (o)	EUR	2,150,000	2,519,782
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (o)	EUR	1,465,000	1,649,821

TOTAL SWEDEN			5,191,471
SWITZERLAND - 0.5%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (c)(n)		2,024,000	2,012,081
UBS Group AG 2.095% 2/11/2032 (c)(n)		530,000	467,797
UBS Group AG 3.126% 8/13/2030 (c)(n)		1,890,000	1,798,056
UBS Group AG 3.869% 1/12/2029 (c)(n)		4,271,000	4,222,393
UBS Group AG 4.125% 6/9/2033 (c)(o)	EUR	1,970,000	2,366,343
UBS Group AG 4.194% 4/1/2031 (c)(n)		44,924,000	43,873,425
UBS Group AG 4.75% 3/17/2032 (c)(o)	EUR	1,900,000	2,340,911
UBS Group AG 5.428% 2/8/2030 (c)(n)		21,405,000	21,773,628
UBS Group AG 5.699% 2/8/2035 (c)(n)		2,000,000	2,057,801
			80,912,435
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (c)(o)		2,430,000	2,444,451
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(n)		200,000	199,674
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (c)(o)		1,605,000	1,440,296
			4,084,421
TOTAL FINANCIALS			84,996,856
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (n)(r)		2,282,000	2,081,375
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (n)(r)		1,325,000	1,284,614
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (n)		1,092,000	1,087,140
TOTAL INDUSTRIALS			4,453,129
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (n)		2,176,000	2,287,520
Consolidated Energy Finance SA 5.625% 10/15/2028 (n)		2,775,000	2,699,853
			4,987,373
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (o)	EUR	875,000	1,023,446
TOTAL MATERIALS			6,010,819
TOTAL SWITZERLAND			95,460,804
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (n)		600,000	615,000
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (n)		1,089,000	744,430
TURKEY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (n)		560,000	553,000
Financials - 0.0%
Banks - 0.0%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (c)(n)		880,000	887,788
Turkiye Ihracat Kredi Bankasi AS 6.125% 5/2/2029 (n)		810,000	799,891
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (n)		1,020,000	990,196
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (n)		1,095,000	1,068,479
TOTAL FINANCIALS			3,746,354
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (n)		455,000	466,721
TOTAL TURKEY			4,766,075
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (n)		817,292	678,352
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (n)		818,000	733,108
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (n)		695,503	621,237
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (n)		3,049,000	2,669,064
TOTAL ENERGY			4,023,409
Financials - 0.0%
Financial Services - 0.0%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (n)		873,000	795,521
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (n)		646,000	658,113
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (n)		1,128,000	1,068,420
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (n)		527,000	507,000
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (n)		1,121,000	1,019,370
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (n)		749,000	772,286
TOTAL FINANCIALS			4,820,710
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (n)		1,315,000	1,249,960
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (n)		867,000	802,820
TOTAL INDUSTRIALS			2,052,780
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC 5.875% 4/14/2056 (c)(n)		805,000	754,873
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(o)		1,555,000	1,527,570
Alpha Star Holding IX Ltd 7% 8/26/2028 (o)		1,065,000	1,057,140
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (o)		1,195,000	1,205,659
Sobha Sukuk Ltd 8.75% 7/17/2028 (o)		830,000	824,813
TOTAL REAL ESTATE			5,370,055
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (n)		975,000	752,222
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (n)		505,000	501,442
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (n)		468,000	458,350
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (n)		1,082,000	1,025,996
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (n)		538,000	539,033
TOTAL UTILITIES			3,277,043
TOTAL UNITED ARAB EMIRATES			19,543,997
UNITED KINGDOM - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (o)	EUR	1,100,000	1,263,543
Virgin Media Finance PLC 5% 7/15/2030 (n)		1,145,000	940,072
			2,203,615
Media - 0.0%
Pearson Funding PLC 6.375% 4/28/2036 (o)	GBP	955,000	1,304,595
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (n)		2,288,000	1,990,953
			3,295,548
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (n)		1,637,000	1,368,863
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (n)		415,000	365,145
			1,734,008
TOTAL COMMUNICATION SERVICES			7,233,171
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (n)		1,169,000	1,206,653
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (n)		1,190,000	1,244,942
			2,451,595
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (o)	GBP	675,000	766,442
Marks & Spencer PLC 5.125% 8/18/2032 (o)	GBP	500,000	662,414
			1,428,856
Hotels, Restaurants & Leisure - 0.0%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (n)		1,255,000	1,272,205
IHG Finance LLC 3.375% 9/10/2030 (o)	EUR	1,085,000	1,257,470
Whitbread Group PLC 2.375% 5/31/2027 (o)	GBP	765,000	1,002,482
			3,532,157
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (o)	GBP	3,095,000	3,548,780
TOTAL CONSUMER DISCRETIONARY			10,961,388
Consumer Staples - 0.4%
Beverages - 0.0%
Coca-Cola Europacific Partners PLC 3.5% 5/8/2032 (o)	EUR	235,000	275,189
Tobacco - 0.4%
BAT Capital Corp 4.7% 4/2/2027		2,539,000	2,546,486
BAT Capital Corp 4.906% 4/2/2030		48,111,000	48,517,613
BAT Capital Corp 5.282% 4/2/2050		1,336,000	1,202,525
BAT Capital Corp 5.834% 2/20/2031		7,634,000	7,970,371
BAT Capital Corp 6.421% 8/2/2033		9,600,000	10,408,956
BAT International Finance PLC 4.125% 4/12/2032 (o)	EUR	3,235,000	3,851,773
Imperial Brands Finance PLC 3.875% 2/12/2034 (o)	EUR	4,475,000	5,118,975
Imperial Brands Finance PLC 6.125% 7/27/2027 (n)		3,927,000	3,995,539
Reynolds American Inc 5.7% 8/15/2035		2,740,000	2,826,622
Reynolds American Inc 5.85% 8/15/2045		90,000	88,629
			86,527,489
TOTAL CONSUMER STAPLES			86,802,678
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (n)		3,629,000	3,872,161
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (c)		7,150,000	7,079,085
Barclays PLC 2.645% 6/24/2031 (c)		14,278,000	13,103,781
Barclays PLC 3.543% 8/14/2031 (c)(o)	EUR	2,125,000	2,481,486
Barclays PLC 5.335% 9/10/2035 (c)		2,907,000	2,891,517
Barclays PLC 5.69% 3/12/2030 (c)		49,756,000	50,973,397
Barclays PLC 6.174% 7/29/2036 (c)(o)	GBP	520,000	707,650
Barclays PLC 6.224% 5/9/2034 (c)		7,280,000	7,682,044
Barclays PLC 6.49% 9/13/2029 (c)		13,386,000	13,896,180
Barclays PLC 6.692% 9/13/2034 (c)		450,000	487,199
Barclays PLC 7.437% 11/2/2033 (c)		5,060,000	5,660,460
HSBC Holdings PLC 3.608% 12/1/2033 (c)(o)	EUR	1,760,000	2,036,688
HSBC Holdings PLC 4.856% 5/23/2033 (c)(o)	EUR	775,000	960,637
HSBC Holdings PLC 6.254% 3/9/2034 (c)		500,000	532,184
HSBC Holdings PLC 8.201% 11/16/2034 (c)(o)	GBP	400,000	582,287
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(o)	EUR	2,745,000	3,371,772
NatWest Group PLC 2.105% 11/28/2031 (c)(o)	GBP	1,185,000	1,584,647
NatWest Group PLC 3.073% 5/22/2028 (c)		6,420,000	6,337,203
NatWest Group PLC 7.416% 6/6/2033 (c)(o)	GBP	3,570,000	4,985,107
Standard Chartered PLC 3.864% 3/17/2033 (c)(o)	EUR	700,000	822,768
Standard Chartered PLC 3.934% 5/28/2032 (c)(o)	EUR	1,380,000	1,628,671
Virgin Money UK PLC 7.625% 8/23/2029 (c)(o)	GBP	575,000	817,521
			128,622,284
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (o)	EUR	1,760,000	2,035,456
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (o)	GBP	2,485,000	3,789,089
TOTAL FINANCIALS			134,446,829
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (o)	EUR	1,390,000	1,224,903
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (o)	GBP	2,445,000	3,317,782
TOTAL INDUSTRIALS			4,542,685
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (o)	GBP	955,000	1,282,414
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (o)	EUR	510,000	594,864
TOTAL REAL ESTATE			1,877,278
Utilities - 0.2%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (o)	EUR	1,080,000	1,244,438
NGG Finance PLC 2.125% 9/5/2082 (c)(o)	EUR	805,000	924,660
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (o)	EUR	1,525,000	1,763,352
			3,932,450
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (n)		3,936,000	3,913,178
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (n)		1,465,000	1,498,420
			5,411,598
Water Utilities - 0.2%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (o)	GBP	965,000	1,259,637
Anglian Water Services Financing PLC 5.875% 6/20/2031 (o)	GBP	810,000	1,106,102
Anglian Water Services Financing PLC 6.25% 9/12/2044 (o)	GBP	350,000	440,618
Anglian Water Services Financing PLC 6.293% 7/30/2030 (o)	GBP	2,125,000	2,949,700
Northumbrian Water Finance PLC 4.5% 2/14/2031 (o)	GBP	1,890,000	2,449,868
Northumbrian Water Finance PLC 5.375% 7/22/2032 (o)	GBP	525,000	697,785
Northumbrian Water Finance PLC 5.625% 4/29/2033 (o)	GBP	890,000	1,188,400
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (o)	EUR	1,025,000	1,186,295
South West Water Finance PLC 5.25% 9/15/2031 (o)	GBP	1,685,000	2,246,537
South West Water Finance PLC 5.75% 12/11/2032 (o)	GBP	175,000	237,865
SW Finance I PLC 6.875% 8/7/2032 (o)	GBP	2,035,000	2,794,748
SW Finance I PLC 7.375% 12/12/2041 (o)	GBP	404,000	538,084
Wessex Water Services Finance PLC 6.125% 9/19/2034 (o)	GBP	1,250,000	1,689,152
Yorkshire Water Finance PLC 5.5% 4/28/2035 (o)	GBP	1,625,000	2,080,304
Yorkshire Water Finance PLC 6% 7/22/2033 (o)	GBP	650,000	875,196
			21,740,291
TOTAL UTILITIES			31,084,339
TOTAL UNITED KINGDOM			280,820,529
UNITED STATES - 19.8%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.5%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (n)(r)		2,138,000	2,154,961
APLD ComputeCo LLC 9.25% 12/15/2030 (n)		5,583,000	6,026,502
AT&T Inc 3.8% 12/1/2057		3,772,000	2,563,042
AT&T Inc 4.3% 2/15/2030		285,000	282,429
AT&T Inc 4.4% 4/30/2031		280,000	276,671
AT&T Inc 4.5% 3/9/2048		10,000	8,082
AT&T Inc 4.55% 11/1/2032		125,000	122,746
AT&T Inc 5.4% 2/15/2034		1,100,000	1,124,076
Black Pearl Compute LLC 6.125% 2/15/2031 (n)		1,445,000	1,470,158
Cipher Compute LLC 7.125% 11/15/2030 (n)(r)		1,282,000	1,336,422
Comcast Corp 3.9% 3/1/2038		421,000	362,203
Comcast Corp 4.65% 7/15/2042		407,000	354,176
Core Scientific Finance I LLC 7.75% 5/15/2031 (n)		4,770,000	4,878,094
Edged Compute LLC 7.5% 4/30/2031 (n)		4,870,000	4,882,574
Flash Compute LLC 7.25% 12/31/2030 (n)(r)		2,440,000	2,515,476
HUT 8 DC LLC 6.192% 11/15/2042 (n)		15,745,000	15,932,815
Level 3 Financing Inc 3.75% 7/15/2029 (n)		118,000	114,166
Level 3 Financing Inc 6.875% 6/30/2033 (n)		2,414,000	2,486,497
Level 3 Financing Inc 7% 3/31/2034 (n)		2,473,000	2,563,232
Level 3 Financing Inc 7.5% 2/15/2037 (n)		1,850,000	1,906,793
Level 3 Financing Inc 8.5% 1/15/2036 (n)		4,020,000	4,346,267
Lumen Technologies Inc 4.5% 1/15/2029 (n)		351,000	337,838
Meridian Arc Holdco LLC 6.25% 4/30/2031 (n)		5,005,000	5,030,736
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (n)		6,675,000	6,684,145
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (n)		4,347,000	4,355,724
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (n)		2,027,000	2,001,554
Uniti Services LLC 7.5% 10/15/2033 (n)		845,000	889,279
Verizon Communications Inc 2.355% 3/15/2032		5,427,000	4,765,689
Verizon Communications Inc 2.55% 3/21/2031		38,717,000	35,305,210
Verizon Communications Inc 4.4% 11/1/2034		300,000	286,071
Verizon Communications Inc 4.75% 1/15/2033		680,000	673,633
Verizon Communications Inc 4.78% 2/15/2035		2,623,000	2,552,450
WULF Compute LLC 7.75% 10/15/2030 (n)(r)		2,890,000	3,036,696
			121,626,407
Entertainment - 0.0%
AP Core Holdings II LLC 11% 5/15/2031 (n)		1,760,000	1,844,025
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (n)		2,395,000	2,497,618
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (n)		2,345,000	2,478,310
			6,819,953
Interactive Media & Services - 0.1%
Alphabet Inc 3.375% 5/6/2037	EUR	220,000	247,385
Alphabet Inc 3.875% 5/6/2045	EUR	200,000	219,744
Alphabet Inc 4% 5/6/2054	EUR	200,000	214,860
Meta Platforms Inc 4.875% 5/15/2033		19,241,000	19,185,752
Meta Platforms Inc 5.25% 5/15/2036		13,264,000	13,252,783
Snap Inc 6.875% 3/1/2033 (n)		1,205,000	1,194,403
Snap Inc 6.875% 3/15/2034 (n)		765,000	753,070
			35,067,997
Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (n)(r)		1,670,000	1,394,913
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (n)		2,251,000	2,038,058
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,386,000	2,093,556
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (n)		1,564,000	1,337,493
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (n)		1,267,000	1,129,526
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (n)		1,000,000	990,135
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (n)		750,000	736,217
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (n)		613,000	599,204
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (n)		570,000	556,202
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		7,871,000	7,351,086
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		7,010,000	5,972,057
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		54,459,000	50,356,362
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		42,446,000	33,126,705
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		14,759,000	11,906,623
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		5,282,000	4,052,037
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		5,736,000	4,825,337
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		11,172,000	11,494,752
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		16,459,000	15,213,809
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		30,535,000	31,328,981
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		4,708,000	4,861,001
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		2,070,000	1,951,261
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (n)		2,030,000	2,098,387
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (n)		1,911,000	2,005,069
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (n)		1,116,000	1,119,926
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (n)		1,852,000	1,929,682
CMG Media Corp 8.875% 6/18/2029 (n)		527,000	423,032
CSC Holdings LLC 3.375% 2/15/2031 (n)		4,170,000	2,319,994
CSC Holdings LLC 4.125% 12/1/2030 (n)		2,590,000	1,476,292
CSC Holdings LLC 4.5% 11/15/2031 (n)		4,280,000	2,428,900
CSC Holdings LLC 4.625% 12/1/2030 (n)		1,675,000	393,625
DISH Network Corp 11.75% 11/15/2027 (n)		1,240,000	1,277,671
Dotdash Meredith Inc 7.625% 6/15/2032 (n)		815,000	781,905
EchoStar Corp 10.75% 11/30/2029		1,494,578	1,624,218
EW Scripps Co/The 9.875% 8/15/2030 (n)		1,362,000	1,300,355
Lamar Media Corp 5.375% 11/1/2033 (n)(r)		1,342,000	1,321,812
Nexstar Media Inc 6.5% 9/15/2033 (n)		1,298,000	1,308,342
Time Warner Cable LLC 4.5% 9/15/2042		2,329,000	1,761,346
Time Warner Cable LLC 5.5% 9/1/2041		1,126,000	971,565
Time Warner Cable LLC 5.875% 11/15/2040		3,006,000	2,702,748
Time Warner Cable LLC 6.55% 5/1/2037		1,022,000	1,020,850
Time Warner Cable LLC 6.75% 6/15/2039		2,825,000	2,805,295
Time Warner Cable LLC 7.3% 7/1/2038		2,032,000	2,117,696
Univision Communications Inc 8.5% 7/31/2031 (n)(r)		3,270,000	3,292,003
Univision Communications Inc 8.875% 4/15/2033 (n)		1,225,000	1,220,327
Univision Communications Inc 9.375% 8/1/2032 (n)(r)		2,860,000	2,928,634
			233,944,989
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		27,967,000	24,647,914
T-Mobile USA Inc 2.7% 3/15/2032		550,000	490,296
T-Mobile USA Inc 3.875% 4/15/2030		40,506,000	39,416,112
T-Mobile USA Inc 4.5% 4/15/2050		207,000	168,822
T-Mobile USA Inc 5.05% 7/15/2033		11,773,000	11,849,968
T-Mobile USA Inc 5.125% 5/15/2032		2,111,000	2,141,213
			78,714,325
TOTAL COMMUNICATION SERVICES			476,173,671
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (n)		1,055,000	1,058,928
American Axle & Manufacturing Inc 7.75% 10/15/2033 (n)(r)		1,970,000	1,975,439
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (n)		1,779,000	1,822,319
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (n)		644,000	665,735
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (n)(r)		2,317,000	2,343,066
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (n)		2,140,000	2,140,736
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (n)		2,004,000	1,999,907
			12,006,130
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (n)		3,369,000	3,321,549
Stellantis Finance US Inc 5.75% 3/18/2030 (n)		2,025,000	2,034,159
			5,355,708
Broadline Retail - 0.1%
Amazon.com Inc 3.7% 3/16/2035	EUR	1,755,000	2,056,223
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (n)		874,672	713,850
Saks Global Enterprises LLC 11% (h)(n)		1	0
Saks Global Enterprises LLC 11% (e)(h)(n)		623,546	0
Wayfair LLC 6.75% 11/15/2032 (n)(r)		1,897,000	1,927,011
Wayfair LLC 7.125% 5/31/2034 (n)		465,000	473,807
Wayfair LLC 7.25% 10/31/2029 (n)		3,825,000	3,935,558
Wayfair LLC 7.75% 9/15/2030 (n)		4,165,000	4,335,798
			13,442,247
Diversified Consumer Services - 0.0%
Sotheby's 8.25% 4/15/2031 (n)		3,555,000	3,499,747
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (n)		703,000	668,652
StoneMor Inc 8.5% 5/15/2029 (n)		4,175,000	4,094,816
TKC Holdings Inc 12% 2/15/2031 (n)		635,000	661,080
TKC Holdings Inc 8.5% 8/15/2030 (n)		1,945,000	1,988,838
			10,913,133
Hotels, Restaurants & Leisure - 0.1%
Acushnet Co 5.625% 12/1/2033 (n)		565,000	560,582
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (n)		2,397,000	2,181,291
Caesars Entertainment Inc 7% 2/15/2030 (n)		120,000	121,422
Carnival Corp Ltd 5.75% 8/1/2032 (n)		590,000	596,007
Carnival Corp Ltd 5.875% 6/15/2031 (n)		2,815,000	2,858,547
Carnival Corp Ltd 6.125% 2/15/2033 (n)		1,277,000	1,293,330
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (n)		500,000	487,514
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (n)		4,096,000	3,996,263
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (n)		3,227,000	2,962,285
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (n)		970,000	965,576
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (n)(r)		2,220,000	2,232,862
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (n)(r)		1,090,000	1,099,653
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (n)		784,000	792,884
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (n)(r)		856,000	872,741
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (n)		1,268,000	1,289,436
Life Time Inc 6% 11/15/2031 (n)		651,000	660,430
Light & Wonder International Inc 6.25% 10/1/2033 (n)(r)		1,348,000	1,333,078
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (n)		3,097,000	2,625,476
McDonald's Corp 3.5% 5/21/2032 (o)	EUR	925,000	1,077,723
McDonald's Corp 3.5% 7/1/2027		139,000	138,041
McDonald's Corp 4.2% 4/1/2050		1,792,000	1,430,362
NCL Corp Ltd 6.25% 9/15/2033 (n)		1,431,000	1,371,989
NCL Corp Ltd 6.75% 2/1/2032 (n)		1,471,000	1,457,688
Royal Caribbean Cruises Ltd 6% 2/1/2033 (n)		1,000,000	1,013,777
Viking Cruises Ltd 5.875% 10/15/2033 (n)		2,589,000	2,594,183
Viking Cruises Ltd 9.125% 7/15/2031 (n)		1,220,000	1,282,770
			37,295,910
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (n)(r)		1,056,000	1,001,892
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (n)		586,000	574,502
Beazer Homes USA Inc 7.5% 3/15/2031 (n)		1,334,000	1,348,634
Century Communities Inc 6.625% 9/15/2033 (n)(r)		1,386,000	1,374,411
Dream Finders Homes Inc 6.875% 9/15/2030 (n)(r)		1,582,000	1,561,367
LGI Homes Inc 7% 11/15/2032 (n)		4,576,000	4,414,411
Risewell Homes Inc 8.5% 11/1/2030 (n)		1,315,000	1,327,720
Whirlpool Corp 5.75% 3/1/2034 (r)		241,000	199,602
Whirlpool Corp 6.5% 6/15/2033 (r)		5,563,000	5,048,910
			16,851,449
Specialty Retail - 0.3%
Advance Auto Parts Inc 3.5% 3/15/2032		757,000	663,957
Advance Auto Parts Inc 3.9% 4/15/2030 (r)		710,000	663,007
Advance Auto Parts Inc 7% 8/1/2030 (n)(r)		1,286,000	1,321,344
Advance Auto Parts Inc 7.375% 8/1/2033 (n)		3,151,000	3,277,859
AutoNation Inc 4.75% 6/1/2030		127,000	126,478
AutoZone Inc 4% 4/15/2030		4,169,000	4,074,137
Carvana Co 4.875% 9/1/2029 (n)		785,000	714,350
Carvana Co 5.875% 10/1/2028 (n)		650,000	624,000
Carvana Co 9% 6/1/2030 pay-in-kind (c)(n)		562,425	583,320
Carvana Co 9% 6/1/2031 pay-in-kind (c)(n)		3,084,625	3,409,248
Champions Financing Inc 8.75% 2/15/2029 (n)(r)		2,851,000	2,755,565
LBM Acquisition LLC 6.25% 1/15/2029 (n)		2,145,000	1,321,382
Lowe's Cos Inc 3.35% 4/1/2027		91,000	90,442
Lowe's Cos Inc 3.75% 4/1/2032		20,943,000	19,854,127
Lowe's Cos Inc 4.5% 4/15/2030		86,000	85,973
Lowe's Cos Inc 5.625% 4/15/2053		121,000	116,316
Michaels Cos Inc/The 11% 3/15/2034 (n)		2,176,000	2,057,375
Michaels Cos Inc/The 8.5% 3/15/2033 (n)		2,159,000	2,107,818
O'Reilly Automotive Inc 4.2% 4/1/2030		188,000	185,205
Staples Inc 10.75% 9/1/2029 (n)		4,142,000	3,940,622
Staples Inc 12.75% 1/15/2030 (n)		2,410,699	1,845,248
TJX Cos Inc/The 3.875% 4/15/2030		4,000	3,931
			49,821,704
TOTAL CONSUMER DISCRETIONARY			145,686,281
Consumer Staples - 0.2%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026		4,389,000	4,382,434
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (n)		1,370,000	1,319,798
Albertsons Cos Inc 5.625% 3/31/2032 (n)		1,355,000	1,322,914
C&S Group Enterprises LLC 5% 12/15/2028 (n)		1,630,000	1,533,867
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (n)		475,000	481,343
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (n)		2,316,000	2,418,823
Kroger Co/The 5% 9/15/2034		5,700,000	5,643,481
Mars Inc 4.8% 3/1/2030 (n)		11,332,000	11,413,189
Mars Inc 5% 3/1/2032 (n)		13,182,000	13,320,164
Performance Food Group Inc 5.625% 3/1/2034 (n)		1,508,000	1,473,604
Performance Food Group Inc 6.125% 9/15/2032 (n)		595,000	601,548
Sysco Corp 5.95% 4/1/2030		948,000	984,938
Sysco Corp 6.6% 4/1/2050		530,000	564,896
US Foods Inc 4.75% 2/15/2029 (n)		1,500,000	1,479,407
US Foods Inc 5.75% 4/15/2033 (n)		897,000	895,719
US Foods Inc 6.875% 9/15/2028 (n)		683,000	699,627
			44,153,318
Food Products - 0.0%
B&G Foods Inc 5.25% 9/15/2027		25,000	24,307
J&F Luxembourg Finance SARL 8% 4/23/2033 (n)		390,000	384,197
JBS USA Food Co Holdings 3.625% 1/15/2032 (n)		165,000	152,341
Lamb Weston Holdings Inc 4.125% 1/31/2030 (n)		1,451,000	1,386,129
Lamb Weston Holdings Inc 4.375% 1/31/2032 (n)		2,037,000	1,905,917
Post Holdings Inc 4.625% 4/15/2030 (n)		1,283,000	1,248,117
Post Holdings Inc 6.25% 10/15/2034 (n)		639,000	633,284
Post Holdings Inc 6.25% 2/15/2032 (n)		1,122,000	1,139,827
Post Holdings Inc 6.375% 3/1/2033 (n)		966,000	963,216
Post Holdings Inc 6.5% 3/15/2036 (n)		1,140,000	1,131,032
			8,968,367
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (n)		639,000	642,426
Tobacco - 0.0%
Philip Morris International Inc 3.25% 6/6/2032	EUR	3,480,000	4,000,916
TOTAL CONSUMER STAPLES			62,147,461
Energy - 2.3%
Energy Equipment & Services - 0.0%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (n)		2,593,000	2,593,996
Halliburton Co 4.85% 11/15/2035		55,000	53,570
Kodiak Gas Services LLC 6.5% 10/1/2033 (n)		889,000	904,726
Kodiak Gas Services LLC 6.75% 10/1/2035 (n)		1,000,000	1,027,743
Star Holding LLC 8.75% 8/1/2031 (n)		936,000	951,716
Transocean Aquila Ltd 8% 9/30/2028 (n)		464,615	475,650
Transocean International Ltd 7.875% 10/15/2032 (n)		376,000	401,163
Transocean International Ltd 8.25% 5/15/2029 (n)		1,104,000	1,146,551
Transocean International Ltd 8.5% 5/15/2031 (n)		1,334,000	1,409,098
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (n)		1,231,000	1,235,681
WBI Operating LLC 6.5% 10/15/2033 (n)		654,000	662,345
			10,862,239
Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (n)		577,000	576,604
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (n)		665,000	658,014
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (n)		2,431,000	2,401,806
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (n)		809,000	828,988
California Resources Corp 7% 1/15/2034 (n)		1,645,000	1,658,275
California Resources Corp 8.25% 6/15/2029 (n)		1,936,000	2,019,868
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (n)		1,267,000	1,341,450
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (n)		2,798,000	2,860,871
Cheniere Energy Inc 5.2% 7/30/2036 (n)		3,193,000	3,145,560
Cheniere Energy Inc 6% 7/30/2056 (n)		1,154,000	1,152,141
Cheniere Energy Partners LP 5.35% 11/30/2036 (k)(n)		7,747,000	7,747,620
CITGO Petroleum Corp 8.375% 1/15/2029 (n)		700,000	721,211
CNX Midstream Partners LP 4.75% 4/15/2030 (n)		1,452,000	1,401,824
CNX Resources Corp 5.875% 3/1/2034 (n)		1,330,000	1,309,240
CNX Resources Corp 7.25% 3/1/2032 (n)		1,952,000	2,017,472
CNX Resources Corp 7.375% 1/15/2031 (n)		702,000	720,547
Columbia Pipelines Holding Co LLC 5.681% 1/15/2034 (n)		400,000	410,899
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (n)		19,817,000	20,645,789
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (n)		12,630,000	13,341,637
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (n)		673,000	717,311
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (n)		762,000	811,129
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (n)		406,000	442,548
Comstock Resources Inc 5.875% 1/15/2030 (n)(r)		2,205,000	2,083,989
Comstock Resources Inc 6.75% 3/1/2029 (n)		1,455,000	1,429,594
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (n)		260,000	255,989
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (n)		2,073,000	2,197,256
CVR Energy Inc 7.5% 2/15/2031 (n)		1,250,000	1,264,046
CVR Energy Inc 7.875% 2/15/2034 (n)		835,000	837,766
DBR Land Holdings LLC 6.25% 12/1/2030 (n)		644,000	654,014
DCP Midstream Operating LP 5.125% 5/15/2029		1,290,000	1,308,589
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (n)		556,000	574,091
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (n)		965,000	1,004,618
Energy Transfer LP 3.75% 5/15/2030		58,021,000	56,056,076
Energy Transfer LP 4.95% 6/15/2028		141,000	142,130
Energy Transfer LP 5% 5/15/2050		1,051,000	895,013
Energy Transfer LP 5.25% 4/15/2029		3,592,000	3,654,836
Energy Transfer LP 5.6% 9/1/2034		750,000	767,924
Energy Transfer LP 5.8% 6/15/2038		509,000	519,601
Energy Transfer LP 6.5% 2/15/2056 (c)		712,000	717,874
Energy Transfer LP 6.55% 12/1/2033		9,379,000	10,195,384
Energy Transfer LP 6.75% 2/15/2056 (c)		117,000	119,199
Energy Transfer LP 7.375% 2/1/2031 (n)		7,098,000	7,355,810
Exxon Mobil Corp 3.482% 3/19/2030		2,903,000	2,817,293
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034		635,000	637,450
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		1,967,000	2,063,133
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,581,000	1,596,590
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (n)(r)		501,000	509,382
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (n)(r)		325,000	341,075
Harvest Midstream I LP 6.75% 5/15/2034 (n)		1,560,000	1,601,605
Harvest Midstream I LP 7.5% 5/15/2032 (n)		979,000	1,017,215
Hess Corp 5.6% 2/15/2041		20,000	20,416
Hess Corp 5.8% 4/1/2047		608,000	621,524
Hess Corp 7.125% 3/15/2033		12,189,000	13,825,949
Hess Corp 7.3% 8/15/2031		5,397,000	6,056,734
Hess Corp 7.875% 10/1/2029		403,000	445,811
Hess Midstream Operations LP 4.25% 2/15/2030 (n)		741,000	718,196
Hess Midstream Operations LP 5.125% 6/15/2028 (n)		1,994,000	1,990,389
Hess Midstream Operations LP 5.5% 10/15/2030 (n)		521,000	520,320
Hess Midstream Operations LP 5.875% 3/1/2028 (n)		1,171,000	1,182,737
Hess Midstream Operations LP 6.5% 6/1/2029 (n)		723,000	741,523
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (n)		627,000	634,375
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (n)		740,000	764,912
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		287,000	275,864
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		13,000	13,993
Kinder Morgan Inc 5.05% 2/15/2046		34,000	30,801
Kinder Morgan Inc 5.55% 6/1/2045		193,000	186,640
Kinetik Holdings LP 5.875% 6/15/2030 (n)		1,205,000	1,211,034
Kinetik Holdings LP 6.625% 12/15/2028 (n)		2,245,000	2,292,502
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (n)		2,140,000	2,177,275
MPLX LP 2.65% 8/15/2030		33,444,000	30,887,406
MPLX LP 4.8% 2/15/2029		293,000	294,732
MPLX LP 4.95% 9/1/2032		14,376,000	14,330,777
MPLX LP 5.5% 2/15/2049		249,000	229,572
MPLX LP 5.5% 6/1/2034		2,055,000	2,087,597
Occidental Petroleum Corp 4.2% 3/15/2048		1,871,000	1,474,503
Occidental Petroleum Corp 4.4% 4/15/2046		950,000	784,121
Occidental Petroleum Corp 5.375% 1/1/2032		7,816,000	8,028,908
Occidental Petroleum Corp 6.2% 3/15/2040		750,000	788,000
Occidental Petroleum Corp 6.45% 9/15/2036		10,770,000	11,695,746
Occidental Petroleum Corp 6.6% 3/15/2046		386,000	413,852
Occidental Petroleum Corp 7.5% 5/1/2031		59,859,500	66,736,219
Occidental Petroleum Corp 7.875% 9/15/2031		1,680,000	1,912,878
ONEOK Inc 4.25% 9/24/2027		2,308,000	2,302,938
ONEOK Inc 4.4% 10/15/2029		3,287,000	3,264,820
ONEOK Inc 4.75% 10/15/2031		10,545,000	10,482,087
Ovintiv Inc 5.15% 11/15/2041		1,386,000	1,196,233
Ovintiv Inc 6.625% 8/15/2037		1,341,000	1,441,584
Ovintiv Inc 7.375% 11/1/2031		290,000	322,079
Ovintiv Inc 8.125% 9/15/2030		652,000	731,427
Par Petroleum LLC 7.375% 6/1/2034 (n)		1,490,000	1,525,035
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		1,388,000	1,388,530
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (n)		1,995,000	1,986,086
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (n)		3,026,000	3,098,903
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (n)		1,791,000	1,914,800
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		10,117,000	9,771,795
Prairie Acquiror LP 9% 8/1/2029 (n)		535,000	557,657
Rockies Express Pipeline LLC 4.95% 7/15/2029 (n)		1,726,000	1,710,235
Rockies Express Pipeline LLC 6.75% 3/15/2033 (n)		1,530,000	1,590,903
Rockies Express Pipeline LLC 6.875% 4/15/2040 (n)		771,000	788,445
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		2,431,000	2,415,621
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,562,000	1,530,759
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,936,000	1,940,633
Sunoco LP 4.5% 10/1/2029 (n)		1,069,000	1,040,609
Sunoco LP 4.625% 5/1/2030 (n)		2,910,000	2,823,574
Sunoco LP 5.375% 7/15/2031 (n)		1,295,000	1,288,694
Sunoco LP 5.625% 7/15/2034 (n)		2,225,000	2,191,455
Sunoco LP 5.875% 3/15/2034 (n)		1,240,000	1,232,593
Sunoco LP 6.25% 7/1/2033 (n)		1,422,000	1,446,076
Sunoco LP 6.625% 8/15/2032 (n)		1,276,000	1,302,802
Sunoco LP 7% 5/1/2029 (n)		573,000	591,539
Sunoco LP 7.25% 5/1/2032 (n)		644,000	672,907
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (n)		1,848,000	1,847,826
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (n)		4,949,000	4,979,600
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (n)		1,760,000	1,760,336
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (n)		732,000	747,939
Targa Resources Corp 4.2% 2/1/2033		1,700,000	1,617,371
Targa Resources Corp 4.35% 1/15/2029		5,364,000	5,342,875
Targa Resources Corp 4.35% 4/15/2031		7,182,000	7,035,330
Targa Resources Corp 4.9% 9/15/2030		10,988,000	11,060,953
Targa Resources Corp 5.65% 2/15/2036		17,681,000	18,054,729
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		5,027,000	4,773,099
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050		542,000	414,564
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (n)		1,685,000	1,730,762
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (n)		2,387,000	2,495,623
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (n)		895,000	934,038
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (n)		2,566,000	2,721,566
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (n)		1,079,000	1,190,777
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (n)		1,073,000	1,204,302
Western Gas Partners LP 4.05% 2/1/2030 (m)		36,981,000	35,961,779
Western Gas Partners LP 4.5% 3/1/2028		900,000	898,914
Western Gas Partners LP 4.75% 8/15/2028		865,000	865,886
Western Gas Partners LP 5.3% 3/1/2048		2,445,000	2,137,304
Western Gas Partners LP 5.45% 11/15/2034		6,959,000	6,971,508
Western Gas Partners LP 6.15% 4/1/2033		850,000	893,811
Williams Cos Inc/The 3.5% 11/15/2030		53,165,000	50,596,200
Williams Cos Inc/The 4.65% 8/15/2032		4,677,000	4,625,147
Williams Cos Inc/The 5.15% 3/15/2034		5,828,000	5,844,617
Williams Cos Inc/The 5.65% 3/15/2033		650,000	671,962
			582,853,289
TOTAL ENERGY			593,715,528
Financials - 8.7%
Banks - 4.4%
Bank of America Corp 1.922% 10/24/2031 (c)		1,420,000	1,260,249
Bank of America Corp 2.299% 7/21/2032 (c)		19,769,000	17,493,008
Bank of America Corp 2.592% 4/29/2031 (c)		92,468,000	85,533,046
Bank of America Corp 3.419% 12/20/2028 (c)		109,825,000	108,113,769
Bank of America Corp 4.25% 10/22/2026		1,327,000	1,327,661
Bank of America Corp 4.456% 2/6/2032 (c)		3,650,000	3,594,364
Bank of America Corp 4.571% 4/27/2033 (c)		6,518,000	6,403,103
Bank of America Corp 5.015% 7/22/2033 (c)		52,036,000	52,311,830
Bank of America Corp 5.468% 1/23/2035 (c)		16,710,000	17,087,378
Citigroup Inc 4.296% 7/23/2036 (c)	EUR	500,000	585,329
Citigroup Inc 4.3% 11/20/2026		5,255,000	5,260,201
Citigroup Inc 4.412% 3/31/2031 (c)		64,700,000	63,983,742
Citigroup Inc 4.45% 9/29/2027		358,000	357,995
Citigroup Inc 4.658% 5/24/2028 (c)		71,045,000	71,234,472
Citigroup Inc 4.91% 5/24/2033 (c)		26,874,000	26,767,682
Citigroup Inc 5.449% 6/11/2035 (c)		7,200,000	7,326,246
First-Citizens Bank & Trust Co 6.125% 3/9/2028		152,000	155,534
JPMorgan Chase & Co 2.739% 10/15/2030 (c)		9,995,000	9,407,676
JPMorgan Chase & Co 2.956% 5/13/2031 (c)		4,951,000	4,631,653
JPMorgan Chase & Co 3.761% 3/21/2034 (c)(o)	EUR	650,000	763,535
JPMorgan Chase & Co 4.452% 12/5/2029 (c)		102,517,000	102,176,924
JPMorgan Chase & Co 4.493% 3/24/2031 (c)		116,938,000	116,373,056
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		23,198,000	22,875,464
JPMorgan Chase & Co 4.81% 10/22/2036 (c)		300,000	291,153
JPMorgan Chase & Co 4.898% 1/22/2037 (c)		5,816,000	5,667,551
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		48,687,000	48,779,938
JPMorgan Chase & Co 4.946% 10/22/2035 (c)		19,943,000	19,687,470
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		14,030,000	14,263,176
JPMorgan Chase & Co 5.299% 7/24/2029 (c)		10,427,000	10,583,833
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		20,085,000	20,669,035
JPMorgan Chase & Co 5.717% 9/14/2033 (c)		5,865,000	6,063,097
Synchrony Bank 5.625% 8/23/2027		1,510,000	1,526,098
Wells Fargo & Co 3.526% 3/24/2028 (c)		75,141,000	74,621,309
Wells Fargo & Co 4.478% 4/4/2031 (c)		88,253,000	87,519,494
Wells Fargo & Co 4.897% 7/25/2033 (c)		42,941,000	42,753,023
Wells Fargo & Co 5.15% 4/23/2031 (c)		19,919,000	20,214,981
Wells Fargo & Co 5.211% 12/3/2035 (c)		2,620,000	2,622,807
Wells Fargo & Co 5.499% 1/23/2035 (c)		16,606,000	16,959,894
Wells Fargo & Co 5.574% 7/25/2029 (c)		12,012,000	12,248,381
Wells Fargo & Co 5.605% 4/23/2036 (c)		15,395,000	15,793,859
Wells Fargo & Co 6.303% 10/23/2029 (c)		7,901,000	8,204,570
Western Alliance Bancorp 3% 6/15/2031 (c)		2,138,000	2,071,081
			1,135,564,667
Capital Markets - 2.7%
Ares Strategic Income Fund 5.45% 9/9/2028 (n)		9,538,000	9,459,625
Ares Strategic Income Fund 5.7% 3/15/2028		15,181,000	15,192,631
Ares Strategic Income Fund 5.8% 9/9/2030 (n)		7,637,000	7,528,829
Athene Global Funding 2.5% 3/24/2028 (n)		900,000	861,359
Athene Global Funding 5.339% 1/15/2027 (n)		8,489,000	8,525,887
Athene Global Funding 5.583% 1/9/2029 (n)		39,692,000	40,259,459
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5799% 4/19/2027 (b)(c)(n)		24,760,000	24,806,198
Blackstone Private Credit Fund 5.6% 11/22/2029		20,100,000	19,876,299
Blackstone Private Credit Fund 7.3% 11/27/2028		18,200,000	18,862,988
Goldman Sachs Group Inc/The 1.992% 1/27/2032 (c)		705,000	620,610
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)		71,486,000	63,210,051
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		32,452,000	29,425,578
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)		80,410,000	79,852,007
Goldman Sachs Group Inc/The 3.8% 3/15/2030		6,455,000	6,262,912
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (c)		7,041,000	6,940,537
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (c)		3,341,000	3,291,604
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (c)		850,000	861,266
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,506,000	7,114,628
Hightower Holding LLC 6.75% 4/15/2029 (n)		795,000	793,078
Hightower Holding LLC 9.125% 1/31/2030 (n)		1,156,000	1,190,376
HPS Corporate Lending Fund 5.45% 1/14/2028		29,124,000	29,043,683
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (n)		2,116,000	2,121,306
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (n)		2,322,000	2,387,924
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (n)		981,000	1,016,804
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (n)		2,514,000	2,429,909
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (n)(r)		896,000	883,484
Moody's Corp 3.25% 1/15/2028		108,000	106,325
Morgan Stanley 2.699% 1/22/2031 (c)		8,646,000	8,048,829
Morgan Stanley 3.622% 4/1/2031 (c)		83,014,000	79,698,271
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	650,000	765,425
Morgan Stanley 4.099% 5/22/2036 (c)	EUR	300,000	354,338
Morgan Stanley 4.35% 9/8/2026		1,377,000	1,377,589
Morgan Stanley 4.431% 1/23/2030 (c)		92,393,000	91,872,071
Morgan Stanley 4.493% 1/16/2032 (c)		1,700,000	1,672,801
Morgan Stanley 4.708% 3/12/2032 (c)		2,480,000	2,457,310
Morgan Stanley 4.809% 4/16/2032 (c)		7,498,000	7,466,124
Morgan Stanley 4.889% 7/20/2033 (c)		41,267,000	41,119,553
Morgan Stanley 5.192% 4/17/2031 (c)		12,924,000	13,114,986
Morgan Stanley 5.32% 7/19/2035 (c)		15,454,000	15,608,790
Morgan Stanley 5.449% 7/20/2029 (c)		4,087,000	4,158,996
Morgan Stanley 5.664% 4/17/2036 (c)		11,694,000	12,035,039
MSCI Inc 5.15% 3/15/2036		5,069,000	4,928,018
MSCI Inc 5.25% 9/1/2035		16,925,000	16,675,130
Sixth Street Specialty Lending Inc 5.625% 8/15/2030		20,150,000	19,998,552
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		2,326,000	2,359,738
			706,636,917
Consumer Finance - 0.8%
Ally Financial Inc 4.75% 6/9/2027		2,100,000	2,106,879
Ally Financial Inc 6.646% 1/17/2040 (c)(r)		3,558,000	3,525,294
Ally Financial Inc 6.7% 2/14/2033		2,830,000	2,922,771
Ally Financial Inc 7.1% 11/15/2027		25,628,000	26,479,896
Capital One Financial Corp 3.273% 3/1/2030 (c)		13,183,000	12,707,314
Capital One Financial Corp 3.65% 5/11/2027		5,794,000	5,761,320
Capital One Financial Corp 4.1% 2/9/2027		197,000	196,876
Capital One Financial Corp 4.927% 5/10/2028 (c)		3,386,000	3,400,046
Capital One Financial Corp 5.247% 7/26/2030 (c)		35,090,000	35,603,374
Capital One Financial Corp 7.624% 10/30/2031 (c)		33,186,000	36,563,529
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	800,000	953,430
Ford Motor Credit Co LLC 4.97% 4/6/2029		4,445,000	4,416,612
Ford Motor Credit Co LLC 5.113% 5/3/2029		7,159,000	7,137,474
Ford Motor Credit Co LLC 5.73% 9/5/2030		200,000	202,290
Ford Motor Credit Co LLC 5.8% 3/8/2029		6,050,000	6,139,431
Ford Motor Credit Co LLC 5.875% 11/7/2029		1,080,000	1,096,839
Ford Motor Credit Co LLC 6.05% 3/5/2031		12,710,000	13,002,104
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	330,000	451,548
Ford Motor Credit Co LLC 7.122% 11/7/2033		16,100,000	17,261,900
LFS Topco LLC 8.75% 7/15/2030 (n)(r)		2,068,000	2,058,725
Navient Corp 4.875% 3/15/2028		826,000	809,537
Navient Corp 5% 3/15/2027		1,879,000	1,867,824
Navient Corp 5.5% 3/15/2029 (r)		789,000	757,490
Navient Corp 5.625% 8/1/2033 (r)		945,000	769,202
Navient Corp 7.875% 6/15/2032		1,251,000	1,163,659
Navient Corp 9.375% 10/15/2031		665,000	661,791
OneMain Finance Corp 4% 9/15/2030		936,000	863,941
OneMain Finance Corp 6.125% 5/15/2030		955,000	951,141
OneMain Finance Corp 6.5% 3/15/2033		648,000	632,824
OneMain Finance Corp 6.75% 3/15/2032		529,000	526,039
OneMain Finance Corp 6.75% 9/15/2033 (r)		1,175,000	1,151,288
OneMain Finance Corp 7.125% 11/15/2031		769,000	778,656
OneMain Finance Corp 7.125% 9/15/2032		585,000	589,523
OneMain Finance Corp 7.5% 5/15/2031		297,000	306,179
SLM Corp 6.495% 5/15/2032 (c)		1,325,000	1,326,140
SLM Corp 6.5% 1/31/2030 (r)		1,437,000	1,455,578
Stellantis Financial Services US Corp 5.4% 9/15/2030 (n)		1,293,000	1,277,861
Synchrony Financial 3.95% 12/1/2027		1,548,000	1,532,923
			199,409,248
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031		2,516,000	2,292,416
Block Inc 5.625% 8/15/2030 (n)		1,348,000	1,353,547
Block Inc 6% 8/15/2033 (n)		900,000	900,226
Block Inc 6.5% 5/15/2032		3,317,000	3,379,970
Burford Capital Global Finance LLC 7.5% 7/15/2033 (n)(r)		1,935,000	1,654,425
Corebridge Financial Inc 3.65% 4/5/2027		966,000	961,103
Corebridge Financial Inc 3.85% 4/5/2029		31,800,000	31,081,439
Corebridge Financial Inc 3.9% 4/5/2032		39,082,000	36,780,544
Corebridge Financial Inc 4.35% 4/5/2042		408,000	343,787
Equitable Holdings Inc 4.35% 4/20/2028		1,801,000	1,793,626
Equitable Holdings Inc 4.572% 2/15/2029 (n)		5,163,000	5,113,223
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		2,136,000	2,112,128
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (c)		1,311,000	1,324,865
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)(r)		1,927,000	2,057,186
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (n)		914,000	914,982
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		3,914,000	3,388,889
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		4,050,000	4,006,104
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		986,000	938,080
Jackson Financial Inc 3.125% 11/23/2031		3,733,000	3,357,198
Jackson Financial Inc 5.17% 6/8/2027		471,000	473,377
Jackson Financial Inc 5.67% 6/8/2032		7,993,000	8,084,773
Pine Street Trust II 5.568% 2/15/2049 (n)		800,000	743,436
Sixth Street Lending Partners 6.125% 7/15/2030		10,261,000	10,327,524
Walker & Dunlop Inc 6.625% 4/1/2033 (n)(r)		1,339,000	1,353,600
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (n)		2,450,000	2,584,787
			127,321,235
Insurance - 0.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (n)		260,000	262,345
American International Group Inc 3.4% 6/30/2030		2,180,000	2,081,638
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (n)		2,187,000	2,195,201
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (n)(r)		4,405,000	4,593,481
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (n)		8,320,000	8,131,524
CRC Insurance Group LLC 7.125% 6/1/2031 (n)		45,000	45,127
Equitable Financial Life Global Funding 5% 3/27/2030 (n)		4,755,000	4,775,042
Five Corners Funding Trust II 2.85% 5/15/2030 (n)		13,570,000	12,638,309
Grand River Funding Trust I 6.311% 2/15/2036 (n)		17,903,000	17,925,590
Hartford Insurance Group Inc/The 4.3% 4/15/2043		604,000	510,529
Liberty Mutual Group Inc 4.569% 2/1/2029 (n)		3,225,000	3,218,267
Liberty Mutual Group Inc 5.25% 5/1/2036 (n)		10,391,000	10,266,363
Marsh & McLennan Cos Inc 4.375% 3/15/2029		2,260,000	2,258,221
Marsh & McLennan Cos Inc 4.75% 3/15/2039		1,134,000	1,071,776
Pacific LifeCorp 5.125% 1/30/2043 (n)		554,000	516,084
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (n)		1,991,000	1,779,771
Unum Group 4% 6/15/2029		3,788,000	3,721,025
Western-Southern Global Funding 4.9% 5/1/2030 (n)		115,000	115,248
			76,105,541
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (n)		1,180,000	1,178,502
Rithm Capital Corp 8% 4/1/2029 (n)		795,000	797,178
Rithm Capital Corp 8% 7/15/2030 (n)		1,301,000	1,291,323
Rithm Capital Corp 8.5% 6/1/2031 (n)		530,000	529,051
Starwood Property Trust Inc 3.625% 7/15/2026 (n)		152,000	151,677
Starwood Property Trust Inc 5.25% 10/15/2028 (n)		744,000	742,064
Starwood Property Trust Inc 5.75% 1/15/2031 (n)		902,000	901,798
Starwood Property Trust Inc 6% 4/15/2030 (n)		1,077,000	1,086,316
Starwood Property Trust Inc 6.125% 6/1/2031 (n)		440,000	444,869
Starwood Property Trust Inc 6.5% 10/15/2030 (n)		369,000	378,158
Starwood Property Trust Inc 6.5% 7/1/2030 (n)		899,000	920,218
Starwood Property Trust Inc 7.25% 4/1/2029 (n)		1,349,000	1,398,969
			9,820,123
TOTAL FINANCIALS			2,254,857,731
Health Care - 1.2%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (n)		4,586,000	4,169,433
Health Care Equipment & Supplies - 0.0%
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (c)		189,000	190,513
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (n)		2,836,000	2,910,700
			3,101,213
Health Care Providers & Services - 1.2%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (n)(r)		1,916,000	1,965,486
Accendra Health Inc 6.625% 4/1/2030 (n)		5,103,000	3,079,398
Centene Corp 2.45% 7/15/2028		8,980,000	8,513,030
Centene Corp 2.625% 8/1/2031		3,175,000	2,757,009
Centene Corp 3% 10/15/2030		800,000	720,967
Centene Corp 3.375% 2/15/2030		31,586,000	29,351,708
Centene Corp 4.25% 12/15/2027		603,000	601,154
Centene Corp 4.625% 12/15/2029		20,019,000	19,497,859
CHS/Community Health Systems Inc 4.75% 2/15/2031 (n)		3,319,000	3,051,662
CHS/Community Health Systems Inc 5.25% 5/15/2030 (n)		3,555,000	3,350,045
CHS/Community Health Systems Inc 6.125% 4/1/2030 (n)		2,783,000	2,530,849
CHS/Community Health Systems Inc 9.75% 1/15/2034 (n)		1,110,000	1,164,301
Cigna Group/The 2.375% 3/15/2031		4,730,000	4,262,155
Cigna Group/The 3.05% 10/15/2027		150,000	147,357
Cigna Group/The 4.8% 8/15/2038		2,881,000	2,731,300
Cigna Group/The 4.9% 12/15/2048		418,000	367,172
CVS Health Corp 3% 8/15/2026		39,000	38,903
CVS Health Corp 3.625% 4/1/2027		141,000	140,313
CVS Health Corp 4.3% 3/25/2028		27,601,000	27,514,285
CVS Health Corp 4.78% 3/25/2038		4,215,000	3,935,956
CVS Health Corp 5% 1/30/2029		4,499,000	4,551,171
CVS Health Corp 5.25% 1/30/2031		18,482,000	18,860,022
CVS Health Corp 5.3% 6/1/2033		2,275,000	2,308,635
CVS Health Corp 5.55% 6/1/2031		9,648,000	9,946,361
CVS Health Corp 6.75% 12/10/2054 (c)		2,177,000	2,269,806
CVS Health Corp 7% 3/10/2055 (c)		2,621,000	2,730,858
DaVita Inc 4.625% 6/1/2030 (n)		3,082,000	2,994,729
DaVita Inc 6.75% 7/15/2033 (n)		1,829,000	1,890,149
DaVita Inc 6.875% 9/1/2032 (n)		1,869,000	1,935,450
Global Medical Response Inc 7.375% 10/1/2032 (n)		540,000	561,076
HCA Inc 3.5% 9/1/2030		45,726,000	43,448,570
HCA Inc 3.625% 3/15/2032		2,294,000	2,134,656
HCA Inc 5.45% 9/15/2034		2,000,000	2,019,645
HCA Inc 5.625% 9/1/2028		542,000	552,073
HCA Inc 5.875% 2/1/2029		2,361,000	2,423,735
Humana Inc 5.375% 4/15/2031		6,629,000	6,732,914
Humana Inc 6.625% 9/15/2056 (c)		4,863,000	4,820,220
LifePoint Health Inc 10% 6/1/2032 (n)		1,316,000	1,347,360
Molina Healthcare Inc 6.25% 1/15/2033 (n)(r)		4,227,000	4,226,628
Molina Healthcare Inc 6.5% 2/15/2031 (n)		1,780,000	1,804,996
National Mentor Holdings Inc 10.5% 12/15/2030 (n)(r)		2,465,000	2,594,849
Pediatrix Medical Group Inc 5.375% 2/15/2030 (n)		1,328,000	1,314,215
Sabra Health Care LP 3.2% 12/1/2031		43,510,000	39,518,504
Surgery Center Holdings Inc 7.25% 4/15/2032 (n)		1,155,000	1,157,703
TEAM Services Holding Inc 9% 2/15/2033 (n)		2,573,000	2,592,426
Tenet Healthcare Corp 4.375% 1/15/2030		1,562,000	1,511,487
Tenet Healthcare Corp 5.5% 11/15/2032 (n)		1,956,000	1,948,090
Tenet Healthcare Corp 6% 11/15/2033 (n)(r)		1,275,000	1,287,441
Tenet Healthcare Corp 6.125% 10/1/2028		2,828,000	2,835,218
Tenet Healthcare Corp 6.125% 6/15/2030		1,873,000	1,890,453
Tenet Healthcare Corp 6.75% 5/15/2031		560,000	576,645
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		1,364,000	1,370,372
US Acute Care Solutions LLC 9.75% 5/15/2029 (n)		3,435,000	3,290,761
			295,168,127
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (n)		2,318,000	2,368,069
IQVIA Inc 6.5% 5/15/2030 (n)		1,173,000	1,203,201
			3,571,270
Pharmaceuticals - 0.0%
1261229 BC Ltd 10% 4/15/2032 (n)		5,711,000	5,847,020
Elanco Animal Health Inc 6.65% 8/28/2028 (c)		92,000	94,397
Mylan Inc 4.55% 4/15/2028		5,345,000	5,320,588
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (n)		190,000	188,330
Utah Acquisition Sub Inc 3.95% 6/15/2026		55,000	54,992
			11,505,327
TOTAL HEALTH CARE			317,515,370
Industrials - 1.0%
Aerospace & Defense - 0.4%
Axon Enterprise Inc 6.125% 3/15/2030 (n)		1,297,000	1,322,001
Axon Enterprise Inc 6.25% 3/15/2033 (n)		1,568,000	1,607,280
Boeing Co 3.55% 3/1/2038		2,598,000	2,173,738
Boeing Co 5.15% 5/1/2030		26,059,000	26,473,048
Boeing Co 5.705% 5/1/2040		1,700,000	1,733,135
Boeing Co 5.805% 5/1/2050		2,425,000	2,400,718
Boeing Co 5.93% 5/1/2060		16,279,000	16,112,645
Boeing Co 6.259% 5/1/2027		371,000	376,931
Boeing Co 6.298% 5/1/2029		1,357,000	1,419,651
Boeing Co 6.388% 5/1/2031		13,899,000	14,827,289
Boeing Co 6.528% 5/1/2034		13,769,000	15,031,098
Boeing Co 6.625% 2/15/2038		200,000	219,797
Boeing Co 6.858% 5/1/2054		2,983,000	3,365,327
Boeing Co 7.008% 5/1/2064		2,488,000	2,843,150
BWX Technologies Inc 4.125% 6/30/2028 (n)		2,172,000	2,132,068
Carpenter Technology Corp 5.625% 3/1/2034 (n)		1,620,000	1,609,483
TransDigm Inc 6% 1/15/2033 (n)		860,000	869,832
TransDigm Inc 6.125% 7/31/2034 (n)(r)		2,160,000	2,151,068
TransDigm Inc 6.25% 1/31/2034 (n)(r)		595,000	608,985
TransDigm Inc 6.375% 3/1/2029 (n)		2,032,000	2,071,899
TransDigm Inc 6.375% 5/31/2033 (n)		1,843,000	1,860,696
TransDigm Inc 6.625% 3/1/2032 (n)		713,000	733,344
TransDigm Inc 6.75% 1/31/2034 (n)		1,855,000	1,901,097
TransDigm Inc 6.75% 8/15/2028 (n)		1,138,000	1,152,225
TransDigm Inc 7.125% 12/1/2031 (n)		363,000	377,004
			105,373,509
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (n)		1,281,000	1,320,034
Building Products - 0.1%
Ameritex Holdco Intermediate LLC 7.625% 8/15/2033 (n)		1,258,000	1,309,908
Builders FirstSource Inc 4.25% 2/1/2032 (n)		1,472,000	1,354,294
Builders FirstSource Inc 6.375% 3/1/2034 (n)		659,000	658,438
Builders FirstSource Inc 6.75% 5/15/2035 (n)		2,813,000	2,841,017
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (n)		1,570,000	956,891
Carrier Global Corp 5.9% 3/15/2034		1,102,000	1,162,946
Cornerstone Building Brands Inc 9.5% 8/15/2029 (n)		1,078,000	652,890
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (n)		3,215,000	3,286,866
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (n)		865,000	893,786
JH North America Holdings Inc 6.125% 7/31/2032 (n)		590,000	591,391
Standard Building Solutions Inc 5.875% 3/15/2034 (n)		1,437,000	1,401,080
Standard Building Solutions Inc 6.25% 8/1/2033 (n)		2,548,000	2,551,856
Standard Building Solutions Inc 6.5% 8/15/2032 (n)		1,231,000	1,249,403
			18,910,766
Commercial Services & Supplies - 0.1%
ADT Security Corp/The 5.875% 10/15/2033 (n)(r)		1,337,000	1,306,634
Artera Services LLC 8.5% 2/15/2031 (n)(r)		7,904,000	7,218,000
Brand Industrial Services Inc 10.375% 8/1/2030 (n)		3,524,000	3,114,539
CoreCivic Inc 4.75% 10/15/2027		2,228,000	2,215,402
CoreCivic Inc 8.25% 4/15/2029		823,000	857,938
GEO Group Inc/The 10.25% 4/15/2031		1,930,000	2,091,481
GEO Group Inc/The 8.625% 4/15/2029		2,018,000	2,104,264
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (n)		605,000	590,894
GFL Environmental Inc 3.5% 9/1/2028 (n)		458,000	445,717
GFL Environmental Inc 6.75% 1/15/2031 (n)		1,290,000	1,331,962
Neptune Bidco US Inc 9.5% 2/15/2033 (n)		1,863,000	1,905,760
OT Midco Inc 10% 2/15/2030 (n)		2,145,000	827,048
Reworld Holding Corp 4.875% 12/1/2029 (n)		1,207,000	1,145,152
Williams Scotsman Inc 6.625% 4/15/2030 (n)(r)		1,035,000	1,064,627
Williams Scotsman Inc 6.625% 6/15/2029 (n)		1,110,000	1,137,946
			27,357,364
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (n)		2,624,000	2,628,070
Amsted Industries Inc 6.375% 3/15/2033 (n)		647,000	657,676
Granite Construction Inc 6.375% 6/15/2034 (k)(n)		890,000	908,255
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (n)		2,495,000	2,501,582
			6,695,583
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (n)		1,124,000	1,096,552
WESCO Distribution Inc 5.25% 4/15/2031 (n)		1,302,000	1,289,648
WESCO Distribution Inc 5.5% 4/15/2034 (n)		1,957,000	1,942,769
WESCO Distribution Inc 6.375% 3/15/2033 (n)(r)		658,000	676,109
			5,005,078
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (n)		130,000	130,909
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (n)		1,144,000	1,168,156
Genesee & Wyoming Inc 6.25% 4/15/2032 (n)		2,341,000	2,376,270
Uber Technologies Inc 4.15% 1/15/2031		10,060,000	9,839,458
Uber Technologies Inc 4.8% 9/15/2035		8,752,000	8,521,915
			22,036,708
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (n)		1,093,000	1,069,734
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (n)		1,143,000	1,183,794
			2,253,528
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (n)		1,306,000	1,309,655
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(n)		2,148,151	2,375,523
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (n)(r)		1,365,000	1,383,291
Enpro Inc 6.125% 6/1/2033 (n)		632,000	643,440
			5,711,909
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (n)		1	1
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (n)		2,089,000	1,921,549
United Airlines Holdings Inc 4.875% 3/1/2029		1,985,000	1,958,733
United Airlines Holdings Inc 5.375% 3/1/2031		1,475,000	1,458,799
			5,339,082
Professional Services - 0.1%
CACI International Inc 6.375% 6/15/2033 (n)		1,971,000	2,015,782
Paychex Inc 5.1% 4/15/2030		2,342,000	2,368,849
Paychex Inc 5.35% 4/15/2032		4,078,000	4,131,237
Paychex Inc 5.6% 4/15/2035		2,019,000	2,039,404
Verisk Analytics Inc 4.45% 3/15/2031		2,822,000	2,775,606
			13,330,878
Trading Companies & Distributors - 0.2%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (n)		95,000	94,380
FTAI Aviation Investors LLC 7% 6/15/2032 (n)		669,000	691,187
FTAI Aviation Investors LLC 7.875% 12/1/2030 (n)(r)		1,275,000	1,337,466
Herc Holdings Inc 5.75% 3/15/2031 (n)		860,000	859,909
Herc Holdings Inc 6% 3/15/2034 (n)(r)		1,068,000	1,061,302
Herc Holdings Inc 7% 6/15/2030 (n)(r)		2,507,000	2,604,956
Herc Holdings Inc 7.25% 6/15/2033 (n)		1,442,000	1,504,204
QXO Building Products Inc 6.75% 4/30/2032 (n)(r)		3,827,000	3,899,541
Sumisho Air Lease Corp 4.4% 3/24/2028 (n)		8,822,000	8,777,837
Sumisho Air Lease Corp 4.5% 3/24/2029 (n)		8,792,000	8,738,527
Sumisho Air Lease Corp 4.85% 3/24/2031 (n)		10,669,000	10,571,359
Sumisho Air Lease Corp 5.2% 7/15/2031		525,000	527,677
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (n)		630,000	660,045
United Rentals North America Inc 5.375% 11/15/2033 (n)		3,465,000	3,421,665
United Rentals North America Inc 6.125% 3/15/2034 (n)		2,095,000	2,150,065
			46,900,120
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (n)		576,000	596,077
TOTAL INDUSTRIALS			260,830,636
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	870,000	1,025,384
Coherent Corp 5% 12/15/2029 (n)(r)		2,513,000	2,487,374
Dell International LLC / EMC Corp 4.15% 2/15/2029		9,059,000	8,990,495
Dell International LLC / EMC Corp 4.5% 2/15/2031		23,301,000	23,097,950
Dell International LLC / EMC Corp 4.75% 10/6/2032		20,142,000	20,004,797
Dell International LLC / EMC Corp 5% 4/1/2030		500,000	506,490
Dell International LLC / EMC Corp 5.1% 2/15/2036		23,794,000	23,697,841
Dell International LLC / EMC Corp 5.3% 10/1/2029		2,407,000	2,458,918
Dell International LLC / EMC Corp 6.2% 7/15/2030		1,415,000	1,492,918
Sensata Technologies Inc 6.625% 7/15/2032 (n)		1,196,000	1,238,663
			85,000,830
IT Services - 0.1%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (n)		4,702,000	4,689,246
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (n)		1,329,000	1,327,476
CoreWeave Inc 9% 2/1/2031 (n)(r)		6,390,000	6,478,946
CoreWeave Inc 9.25% 6/1/2030 (n)		2,811,000	2,867,859
CoreWeave Inc 9.75% 10/1/2031 (n)		3,578,000	3,690,611
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (n)		697,000	655,955
			19,710,093
Semiconductors & Semiconductor Equipment - 0.5%
Amkor Technology Inc 5.875% 10/1/2033 (n)		655,000	658,003
Broadcom Inc 1.95% 2/15/2028		358,000	344,660
Broadcom Inc 2.45% 2/15/2031		60,547,000	54,987,786
Broadcom Inc 2.6% 2/15/2033		54,540,000	47,536,645
Broadcom Inc 3.187% 11/15/2036 (n)		4,909,000	4,106,613
Broadcom Inc 3.419% 4/15/2033		4,873,000	4,453,049
Broadcom Inc 4.95% 1/15/2036		1,790,000	1,768,898
Entegris Inc 3.625% 5/1/2029 (n)(r)		2,233,000	2,133,038
Entegris Inc 4.375% 4/15/2028 (n)		425,000	419,057
Entegris Inc 4.75% 4/15/2029 (n)		2,205,000	2,190,513
Entegris Inc 5.95% 6/15/2030 (n)		2,737,000	2,765,247
ON Semiconductor Corp 3.875% 9/1/2028 (n)		1,243,000	1,212,739
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		2,115,412	1,895,989
			124,472,237
Software - 0.3%
Cloud Software Group Inc 8.25% 6/30/2032 (n)		612,000	600,836
Cloud Software Group Inc 9% 9/30/2029 (n)		4,921,000	4,862,543
Fiserv Funding ULC 3.5% 6/15/2032	EUR	1,098,000	1,246,344
Oracle Corp 3.6% 4/1/2040		9,424,000	6,987,935
Oracle Corp 4.45% 9/26/2030		7,143,000	6,925,571
Oracle Corp 4.55% 2/4/2029		710,000	702,907
Oracle Corp 4.8% 9/26/2032		15,458,000	14,853,758
Oracle Corp 4.95% 2/4/2031		1,274,000	1,252,783
Oracle Corp 5.2% 9/26/2035		12,511,000	11,915,337
Oracle Corp 5.35% 5/4/2033		1,290,000	1,269,725
Oracle Corp 5.7% 2/4/2036		614,000	603,239
Oracle Corp 5.875% 9/26/2045		6,752,000	6,038,552
Oracle Corp 5.95% 9/26/2055		8,213,000	7,181,834
Oracle Corp 6.1% 9/26/2065		8,388,000	7,240,536
Oracle Corp 6.55% 2/4/2046		819,000	789,673
Oracle Corp 6.7% 2/4/2056		1,114,000	1,072,906
Oracle Corp 6.85% 2/4/2066		323,000	309,398
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.6986% 2/4/2029 (b)(c)		610,000	609,012
			74,462,889
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (n)		1,073,000	1,091,370
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (n)		1,018,000	1,037,407
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (n)		661,000	688,847
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (n)		686,000	717,278
			3,534,902
TOTAL INFORMATION TECHNOLOGY			307,180,951
Materials - 0.4%
Chemicals - 0.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(n)		3,191,399	2,553,119
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (n)		551,000	573,684
Celanese US Holdings LLC 6.5% 4/15/2030		750,000	769,128
Celanese US Holdings LLC 6.75% 4/15/2033		3,078,000	3,175,508
Celanese US Holdings LLC 7% 2/15/2031 (r)		1,395,000	1,445,821
Celanese US Holdings LLC 7.35% 11/15/2028 (c)		1,968,000	2,052,264
Celanese US Holdings LLC 7.375% 2/15/2034		4,064,000	4,244,633
Celanese US Holdings LLC 7.379% 7/15/2032 (c)(r)		1,184,000	1,244,362
Celanese US Holdings LLC 7.55% 11/15/2030 (c)(r)		19,033,000	20,245,003
Celanese US Holdings LLC 7.7% 11/15/2033 (c)(r)		2,600,000	2,792,163
Chemours Co/The 4.625% 11/15/2029 (n)		1,889,000	1,812,864
Chemours Co/The 5.75% 11/15/2028 (n)		1,634,000	1,631,078
Chemours Co/The 7.875% 3/15/2034 (n)		1,730,000	1,754,813
Chemours Co/The 8% 1/15/2033 (n)		1,865,000	1,905,430
CompoSecure Holdings LLC 5.625% 2/1/2033 (n)		2,580,000	2,504,509
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (n)		1,141,960	773,678
Mativ Holdings Inc 8% 10/1/2029 (n)		3,011,000	2,999,120
Methanex US Operations Inc 6.25% 3/15/2032 (n)		1,489,000	1,533,300
Olin Corp 5% 2/1/2030		3,217,000	3,121,781
Olin Corp 5.625% 8/1/2029		605,000	601,605
Olin Corp 6.625% 4/1/2033 (n)(r)		2,320,000	2,302,976
Olympus Water US Holding Corp 6.25% 10/1/2029 (n)(r)		1,763,000	1,729,261
Olympus Water US Holding Corp 6.75% 8/1/2032 (n)		1,886,000	1,841,343
Olympus Water US Holding Corp 7.25% 2/15/2033 (n)(r)		3,005,000	2,970,903
Perimeter Holdings LLC 6.25% 1/15/2034 (n)		1,328,000	1,321,659
Tronox Inc 4.625% 3/15/2029 (n)(r)		4,080,000	3,249,711
WR Grace Holdings LLC 5.625% 8/15/2029 (n)		2,589,000	2,479,529
WR Grace Holdings LLC 6.625% 8/15/2032 (n)		2,009,000	1,993,496
WR Grace Holdings LLC 7% 8/1/2033 (n)		1,140,000	1,130,846
WR Grace Holdings LLC 7.375% 3/1/2031 (n)(r)		900,000	905,347
			77,658,934
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (n)		3,795,000	3,864,312
Quikrete Holdings Inc 6.75% 3/1/2033 (n)		1,909,000	1,936,438
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (n)		1,525,000	1,529,124
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (n)		1,164,000	1,227,039
			8,556,913
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (n)		1,578,000	1,496,734
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (n)		1,099,000	1,107,474
Canpack Group Inc / CANPACK SA 6% 5/15/2031 (n)		375,000	376,842
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (n)(r)		1,747,000	1,679,220
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (n)(r)		1,383,000	1,328,845
Crown Americas LLC 5.875% 6/1/2033		1,853,000	1,863,542
Graphic Packaging International LLC 3.75% 2/1/2030 (n)(r)		582,000	545,852
Graphic Packaging International LLC 6.375% 7/15/2032 (n)(r)		1,200,000	1,210,031
			9,608,540
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (n)		4,473,000	4,668,819
Alumina Pty Ltd 6.375% 9/15/2032 (n)		2,064,000	2,117,724
Cleveland-Cliffs Inc 7.375% 5/1/2033 (n)(r)		952,000	977,777
Cleveland-Cliffs Inc 7.625% 1/15/2034 (n)		1,330,000	1,368,755
Commercial Metals Co 3.875% 2/15/2031		221,000	206,336
Commercial Metals Co 4.375% 3/15/2032		1,324,000	1,247,397
Commercial Metals Co 5.75% 11/15/2033 (n)		2,015,000	2,016,518
Commercial Metals Co 6% 12/15/2035 (n)(r)		2,000,000	2,003,734
Kaiser Aluminum Corp 5.875% 3/1/2034 (n)		1,237,000	1,231,130
Novelis Corp 3.875% 8/15/2031 (n)(r)		1,090,000	991,393
Novelis Corp 6.375% 8/15/2033 (n)		787,000	794,671
Novelis Corp 6.875% 1/30/2030 (n)		1,881,000	1,932,758
			19,557,012
TOTAL MATERIALS			115,381,399
Real Estate - 1.4%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,521,000	2,513,330
Piedmont Operating Partnership LP 2.75% 4/1/2032		463,000	393,611
Safehold GL Holdings LLC 6.1% 4/1/2034		1,062,000	1,114,084
Store Capital LLC 2.75% 11/18/2030		5,283,000	4,766,155
Store Capital LLC 4.625% 3/15/2029		79,000	78,287
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (n)		3,269,000	3,175,948
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (n)		3,211,000	3,171,980
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (n)		2,585,000	2,709,974
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (n)		955,000	1,001,170
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (n)		3,699,000	3,550,072
Vici Properties LP / Vici Note Co Inc 4.5% 9/1/2026 (n)		2,834,000	2,833,559
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (n)		3,548,000	3,490,363
VICI Properties LP 4.75% 2/15/2028		19,676,000	19,702,831
VICI Properties LP 4.75% 4/1/2028		2,401,000	2,400,902
VICI Properties LP 4.95% 2/15/2030		24,354,000	24,358,554
VICI Properties LP 5.125% 5/15/2032		4,029,000	3,998,374
VICI Properties LP 5.75% 4/1/2034		2,072,000	2,113,351
Vornado Realty LP 2.15% 6/1/2026		407,000	407,000
WP Carey Inc 2.4% 2/1/2031		3,912,000	3,515,702
WP Carey Inc 3.85% 7/15/2029		59,000	57,719
WP Carey Inc 4.25% 7/23/2032	EUR	200,000	238,186
			85,591,152
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		616,000	616,864
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (n)		1,109,000	1,082,655
Healthcare Realty Holdings LP 2.4% 3/15/2030		950,000	868,517
Healthcare Realty Holdings LP 3.1% 2/15/2030		2,043,000	1,924,591
Healthpeak OP LLC 3.25% 7/15/2026		59,000	58,919
Healthpeak OP LLC 3.5% 7/15/2029		68,000	65,717
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	465,000	526,414
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		2,164,000	1,550,420
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		1,567,000	1,281,116
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		8,579,000	8,374,241
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (n)		1,240,000	1,291,087
Omega Healthcare Investors Inc 3.25% 4/15/2033		58,739,000	52,065,617
Omega Healthcare Investors Inc 3.375% 2/1/2031		4,277,000	3,972,656
Omega Healthcare Investors Inc 3.625% 10/1/2029		3,145,000	3,022,408
Omega Healthcare Investors Inc 4.5% 4/1/2027		1,724,000	1,722,618
Omega Healthcare Investors Inc 4.75% 1/15/2028		283,000	283,416
Ventas Realty LP 3% 1/15/2030		1,076,000	1,015,215
Ventas Realty LP 4% 3/1/2028		4,570,000	4,531,223
Ventas Realty LP 4.75% 11/15/2030		6,955,000	6,969,377
			91,223,071
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (n)		1,175,000	1,165,691
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (n)(r)		1,295,000	1,332,062
			2,497,753
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		3,852,000	3,512,206
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	530,000	605,139
			4,117,345
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		5,966,000	5,541,620
Boston Properties LP 4.5% 12/1/2028		145,000	144,597
Boston Properties LP 6.75% 12/1/2027		733,000	755,134
COPT Defense Properties LP 2.75% 4/15/2031		39,173,000	35,542,723
COPT Defense Properties LP 4.5% 10/15/2030		8,611,000	8,459,423
Hudson Pacific Properties LP 4.65% 4/1/2029		1,962,000	1,843,099
			52,286,596
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		340,000	331,295
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (n)		243,400	245,497
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (n)		431,000	413,986
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (n)		883,000	871,312
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (n)		1,370,000	1,475,845
Brandywine Operating Partnership LP 3.95% 11/15/2027		247,000	241,026
Brandywine Operating Partnership LP 4.55% 10/1/2029		151,000	141,625
Brandywine Operating Partnership LP 8.3% 3/15/2028		2,185,000	2,266,946
CBRE Services Inc 2.5% 4/1/2031		1,155,000	1,039,920
Essex Portfolio LP 5.5% 4/1/2034		11,198,000	11,412,678
Extra Space Storage LP 5.4% 2/1/2034		360,000	364,183
Forestar Group Inc 6.5% 3/15/2033 (n)		1,812,000	1,819,101
Howard Hughes Corp/The 4.375% 2/1/2031 (n)		1,473,000	1,384,502
Kennedy-Wilson Inc 4.75% 2/1/2030		1,378,000	1,389,473
Kennedy-Wilson Inc 7% 6/1/2031 (n)		3,340,000	3,417,961
Kennedy-Wilson Inc 7.25% 6/1/2033 (n)		3,980,000	4,046,030
Tanger Properties LP 2.75% 9/1/2031		3,384,000	3,023,860
Tanger Properties LP 3.125% 9/1/2026		1,289,000	1,285,447
			35,170,687
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		1,782,000	1,576,500
American Homes 4 Rent LP 3.625% 4/15/2032		4,091,000	3,807,680
American Homes 4 Rent LP 5.5% 2/1/2034		5,784,000	5,872,786
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		9,875,000	9,393,689
Sun Communities Operating LP 2.3% 11/1/2028		642,000	609,261
Sun Communities Operating LP 2.7% 7/15/2031		12,675,000	11,414,797
Sun Communities Operating LP 4.2% 4/15/2032		4,029,000	3,865,871
			36,540,584
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		34,200,000	33,294,243
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,690,000	2,654,449
Kite Realty Group Trust 4.75% 9/15/2030		318,000	318,337
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		8,701,000	8,530,391
Realty Income Corp 2.2% 6/15/2028		80,000	76,691
Realty Income Corp 2.85% 12/15/2032		835,000	741,023
Realty Income Corp 3.25% 1/15/2031		92,000	86,565
Realty Income Corp 3.375% 6/20/2031	EUR	700,000	807,523
Realty Income Corp 3.4% 1/15/2028		141,000	138,920
Simon Property Group LP 2.45% 9/13/2029		159,000	149,029
			46,797,171
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	1,705,000	1,994,668
American Tower Corp 5.45% 2/15/2034		250,000	255,055
Iron Mountain Inc 6.25% 1/15/2033 (n)		380,000	385,905
Millrose Properties Inc 6.25% 9/15/2032 (n)		688,000	691,106
Millrose Properties Inc 6.375% 8/1/2030 (n)		1,159,000	1,174,958
			4,501,692
TOTAL REAL ESTATE			358,726,051
Utilities - 1.0%
Electric Utilities - 0.6%
AEP Texas Inc 5.2% 4/15/2036		5,205,000	5,122,015
Alabama Power Co 3.05% 3/15/2032		3,083,000	2,834,064
Clearway Energy Operating LLC 3.75% 2/15/2031 (n)		1,658,000	1,545,095
Clearway Energy Operating LLC 4.75% 3/15/2028 (n)		1,255,000	1,245,890
Clearway Energy Operating LLC 5.75% 1/15/2034 (n)		1,270,000	1,261,261
Cleco Corporate Holdings LLC 3.375% 9/15/2029		3,792,000	3,585,335
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		620,000	640,342
Duke Energy Corp 2.45% 6/1/2030		4,913,000	4,533,497
Duke Energy Corp 3.85% 6/15/2034	EUR	1,075,000	1,251,822
Duquesne Light Holdings Inc 2.532% 10/1/2030 (n)		7,319,000	6,583,594
Duquesne Light Holdings Inc 2.775% 1/7/2032 (n)		4,365,000	3,849,221
Edison International 4.8% 3/15/2031		1,392,000	1,355,566
Edison International 6.25% 3/15/2030		1,606,000	1,655,777
Edison International 7.875% 6/15/2054 (c)		1,232,000	1,260,398
Edison International 8.125% 6/15/2053 (c)		960,000	980,369
Exelon Corp 3.35% 3/15/2032		5,549,000	5,141,477
Exelon Corp 4.05% 4/15/2030		13,052,000	12,768,905
Hawaiian Electric Co Inc 6% 10/1/2033 (n)		972,000	964,728
NRG Energy Inc 3.625% 2/15/2031 (n)		620,000	575,016
NRG Energy Inc 3.875% 2/15/2032 (n)		266,000	244,496
NRG Energy Inc 5.25% 6/15/2029 (n)		1,425,000	1,417,773
NRG Energy Inc 5.75% 1/15/2028		573,000	573,767
NRG Energy Inc 5.75% 1/15/2034 (n)		1,755,000	1,735,926
NRG Energy Inc 5.75% 7/15/2029 (n)		1,455,000	1,456,331
NRG Energy Inc 5.875% 5/15/2034 (n)		715,000	710,504
NRG Energy Inc 6% 1/15/2036 (n)		1,690,000	1,678,714
NRG Energy Inc 6% 2/1/2033 (n)(r)		2,016,000	2,031,245
NRG Energy Inc 6.125% 5/15/2036 (n)		765,000	763,340
NRG Energy Inc 6.25% 11/1/2034 (n)		1,529,000	1,542,050
Pacific Gas and Electric Co 5.2% 5/1/2036		300,000	292,586
Pacific Gas and Electric Co 6% 5/1/2056		300,000	288,259
PacifiCorp 7.375% 9/15/2055 (c)		1,680,000	1,711,075
PG&E Corp 5% 7/1/2028		1,564,000	1,556,341
PG&E Corp 5.25% 7/1/2030		6,044,000	5,979,826
PG&E Corp 6.85% 9/15/2056 (c)		2,081,000	2,073,612
PG&E Corp 7.375% 3/15/2055 (c)		2,192,000	2,232,294
Sierra Pacific Power Co 6.375% 9/15/2056 (c)		2,590,000	2,586,473
Southern Co/The 1.875% 9/15/2081 (c)	EUR	680,000	774,370
Southern Co/The 4.85% 3/15/2035		8,250,000	8,057,880
Southwestern Electric Power Co 5.2% 4/1/2036		8,814,000	8,705,205
Southwestern Electric Power Co 5.3% 4/1/2033		9,133,000	9,268,384
Vistra Operations Co LLC 4.55% 10/30/2028 (n)		3,151,000	3,137,916
Vistra Operations Co LLC 5% 4/30/2031 (n)		8,390,000	8,348,303
Vistra Operations Co LLC 5% 7/31/2027 (n)		135,000	134,915
Vistra Operations Co LLC 5.25% 4/30/2033 (n)		8,816,000	8,759,506
Vistra Operations Co LLC 5.55% 4/30/2036 (n)		15,131,000	15,068,145
Vistra Operations Co LLC 6.875% 4/15/2032 (n)		2,131,000	2,217,178
Vistra Operations Co LLC 7.75% 10/15/2031 (n)		1,801,000	1,887,886
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (n)(r)		982,000	1,022,789
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (n)(r)		3,205,000	3,384,323
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (n)		1,259,000	1,349,700
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (n)		1,770,000	1,901,907
			160,047,391
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031		50,109,000	44,905,269
AES Corp/The 3.95% 7/15/2030 (n)		9,768,000	9,380,335
AES Corp/The 6.95% 7/15/2055 (c)		1,368,000	1,348,937
Alpha Generation LLC 6.25% 1/15/2034 (n)		1,355,000	1,343,280
Alpha Generation LLC 6.75% 10/15/2032 (n)		817,000	835,984
Sunnova Energy Corp 5.875% (e)(h)(n)		2,613,000	6,533
Talen Energy Supply LLC 6.25% 2/1/2034 (n)		2,315,000	2,306,484
Talen Energy Supply LLC 6.5% 2/1/2036 (n)(r)		1,903,000	1,913,731
			62,040,553
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029		988,000	939,505
NiSource Inc 3.6% 5/1/2030		31,678,000	30,505,408
NiSource Inc 5.35% 4/1/2034		4,040,000	4,124,255
Puget Energy Inc 4.1% 6/15/2030		7,652,000	7,420,204
Puget Energy Inc 4.224% 3/15/2032		9,994,000	9,597,980
			52,587,352
TOTAL UTILITIES			274,675,296
TOTAL UNITED STATES			5,166,890,375
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (n)		400,000	411,404
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (n)		1,130,000	1,173,968
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (n)		412,000	436,259
Navoiyuran State Enterprise 6.7% 7/2/2030 (n)		810,000	821,137

TOTAL UZBEKISTAN			2,842,768
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 5.375% (h)(o)		1,100,000	418,550
Petroleos de Venezuela SA 6% (h)(n)		1,064,000	417,354
Petroleos de Venezuela SA 6% (h)(n)		1,000,000	395,200
Petroleos de Venezuela SA 9.75% (h)(n)		1,070,000	505,040

TOTAL VENEZUELA			1,736,144
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (n)		711,876	702,323
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (n)		1,450,000	1,431,194
First Quantum Minerals Ltd 7.25% 2/15/2034 (n)		1,592,000	1,633,137
First Quantum Minerals Ltd 8% 3/1/2033 (n)		1,005,000	1,049,321
First Quantum Minerals Ltd 8.625% 6/1/2031 (n)		521,000	542,235

TOTAL ZAMBIA			4,655,887
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $6,509,843,951)			6,581,978,246

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.5% (m) (Cost $2,282,451)	24,241	2,399,132

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (o)(s)		1,420,000	1,410,490
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(n)(s)		495,000	534,728
Banco de Credito e Inversiones SA 8.75% (c)(n)(s)		701,000	771,495
Banco del Estado de Chile 7.95% (c)(n)(s)		455,000	486,818

TOTAL CHILE			1,793,041
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (c)(o)(s)	EUR	415,000	455,663
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (c)(o)(s)	EUR	450,000	471,341
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.2% (c)(n)(s)		1,975,000	1,997,698
BNP Paribas SA 7.45% (c)(n)(s)		1,275,000	1,356,386

TOTAL FRANCE			3,354,084
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (c)(o)(s)	EUR	2,200,000	2,629,198
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (c)(o)(s)		1,100,000	1,114,051
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(n)(s)		480,000	480,462
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(n)(s)		1,511,000	1,534,935
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(n)(s)		485,000	503,300
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(n)		900,000	897,793
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(n)		400,000	448,552
TOTAL FINANCIALS			3,384,580
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (c)(n)(s)		2,140,000	2,157,541
Cemex SAB de CV 7.2% (c)(n)(s)		2,076,000	2,170,747
TOTAL MATERIALS			4,328,288
TOTAL MEXICO			7,712,868
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 6.7405% (c)(n)(s)		920,000	918,995
OCP SA 7.3682% (c)(n)(s)		200,000	199,619

TOTAL MOROCCO			1,118,614
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (c)(o)(s)		715,000	718,884
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (c)(o)(s)	EUR	875,000	1,026,020
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(h)(o)(s)	EUR	385,000	309,883

TOTAL SWEDEN			1,335,903
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(e)(h)(o)(s)		995,000	238,800
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (c)(o)(s)		880,000	909,440
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
HSBC Holdings PLC 6.75% (c)(s)		1,055,000	1,080,966
HSBC Holdings PLC 7% (c)(s)		635,000	656,264
TOTAL FINANCIALS			1,737,230
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 7.853% (c)(o)(s)	GBP	515,000	413,102
TOTAL UNITED KINGDOM			2,150,332
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (c)(s)		2,490,000	2,566,269
Energy Transfer LP Series G, 7.125% (c)(s)		585,000	605,857
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (b)(c)(s)		5,361,000	5,389,352
Sunoco LP 7.875% (c)(n)(s)		2,154,000	2,284,180
TOTAL ENERGY			10,845,658
Financials - 0.2%
Banks - 0.1%
BW Real Estate Inc 9.5% (c)(n)(s)		1,329,000	1,361,504
Citigroup Inc 6.5% (c)(r)(s)		620,000	628,337
Citigroup Inc 6.625% (c)(s)		1,870,000	1,904,099
JPMorgan Chase & Co 6.1% (c)(s)		3,305,000	3,345,043
Truist Financial Corp 6.25% (c)(s)		1,575,000	1,578,627
Wells Fargo & Co 6.125% (c)(s)		1,955,000	1,995,145
			10,812,755
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(r)(s)		2,230,000	2,174,638
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (b)(c)(s)		1,770,000	1,792,522
			3,967,160
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(e)(s)		387,665	384,305
TOTAL FINANCIALS			15,164,220
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (c)(n)(s)		2,067,000	2,087,681
Sumisho Air Lease Corp 4.125% (c)(s)		4,318,000	4,290,372
Sumisho Air Lease Corp 4.65% (c)(s)		1,604,000	1,618,229
TOTAL INDUSTRIALS			7,996,282
TOTAL UNITED STATES			34,006,160
TOTAL PREFERRED SECURITIES (Cost $57,662,982)			59,899,331

U.S. Government Agency - Mortgage Securities - 19.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.1%
Fannie Mae 2% 11/1/2051	12,569,684	10,170,546
Fannie Mae 2% 2/1/2052	1,876,778	1,534,398
Fannie Mae 2% 3/1/2052	8,447,008	6,824,194
Fannie Mae 2.5% 4/1/2052	5,257,782	4,499,810
Fannie Mae 2.5% 5/1/2052	4,756,706	4,041,241
Fannie Mae 2.5% 6/1/2052	7,452,330	6,373,330
Fannie Mae 3% 12/1/2051	25,835,588	22,813,150
Fannie Mae 3% 6/1/2052	4,155,844	3,703,429
Fannie Mae 3.5% 12/1/2036	151,731	146,945
Fannie Mae 3.5% 5/1/2036	114,436	111,175
Fannie Mae 3.5% 7/1/2047	289,048	267,799
Fannie Mae 5.5% 2/1/2055	4,899,115	4,977,176
Fannie Mae 7% 6/1/2054	109,668	117,751
Fannie Mae 7% 7/1/2054	100,006	107,673
Fannie Mae 7% 8/1/2054	78,047	83,548
Fannie Mae Mortgage pass-thru certificates 1% 12/1/2036	1,991,772	1,706,619
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	691,283	623,455
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	3,032,533	2,565,018
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,494,823	1,911,800
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,505,903	1,358,147
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,437,038	1,296,039
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	73,218	66,034
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	50,335	45,396
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	54,961	46,560
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,045,008	876,479
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,572,741	1,418,428
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	50,872	45,881
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	1,325,983	1,198,781
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	11,989,095	10,148,478
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	58,593	49,521
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	2,012,467	1,542,167
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	59,805	50,511
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	9,444,931	8,459,184
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	125,825	113,872
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	570,208	436,419
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	764,863	691,250
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	4,650,690	3,760,120
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	205,955	167,996
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,515,479	1,213,911
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,538,337	1,330,707
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,374	14,183
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	3,234,174	2,619,909
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	887,970	718,486
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	227,524	186,870
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	77,887	63,532
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	7,198,479	5,766,040
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	555,040	454,652
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	436,317	355,765
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	188,718	153,936
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	83,364	67,322
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	21,513	17,260
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	4,141,204	3,616,961
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	784,244	679,327
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	618,336	535,508
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	568,752	460,196
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	564,756	456,962
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	171,041	139,197
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,016,456	830,389
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	993,855	809,130
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	646,288	526,568
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	402,586	327,759
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	49,257	39,794
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,831,128	1,688,417
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	72,020	66,160
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	6,352,223	5,539,570
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	150,248	131,543
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,744	11,996
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	994,230	796,697
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	580,628	469,442
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	454,117	369,570
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	421,753	341,782
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	135,990	109,014
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	59,227	47,453
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	49,810	40,350
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	7,136,556	5,716,438
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	474,706	380,243
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	436,480	355,080
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	290,623	236,606
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	225,088	221,714
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	96,749	89,421
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	88,227	81,048
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	66,537	61,497
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	64,561	59,671
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	33,739	31,236
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,733	12,834
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	11,012,459	9,510,532
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	292,869	238,617
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	91,328	74,496
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	67,075	54,712
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	22,909	18,579
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,485,907	1,212,048
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	796,171	643,213
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	84,320	77,485
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	2,112,449	1,692,749
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,299,016	1,059,602
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	513,137	418,564
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	442,022	360,556
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	383,081	313,435
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	89,146	72,716
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	69,808	56,942
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	58,315	47,567
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	36,228	29,381
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	9,726,909	7,934,196
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	8,645,718	7,030,659
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	8,523,378	6,944,491
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,437,623	4,450,738
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,523,676	3,684,287
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,330,786	3,468,994
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,909,782	2,330,758
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,132,761	1,745,682
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,359,845	1,098,595
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,244,047	1,018,262
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,113,931	910,717
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	281,991	229,402
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,527,143	1,329,257
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	153,145	133,892
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	31,717,435	25,623,977
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	945,126	763,551
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	645,122	521,183
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	10,198,581	8,245,634
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	5,424,580	4,446,843
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	37,104	29,721
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	97,582	90,190
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	12,640,077	11,016,746
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	931,432	746,084
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	336,806	269,784
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	198,563	161,967
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	112,186	103,583
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	109,786	95,967
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,170	14,045
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	908,107	735,630
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	20,736,074	16,609,761
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	701,716	648,562
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	490,394	425,908
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	25,013,042	20,262,328
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	440,762	359,528
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	196,669	160,299
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	6,371,472	5,161,342
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,573,416	1,270,644
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	242,649	196,563
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	93,209	75,506
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	28,312	22,935
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	27,109	21,960
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	25,943	21,153
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,225,404	1,131,432
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	8,136,599	7,117,971
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	27,319,015	23,695,197
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	8,965,223	7,752,359
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	562,994	456,065
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	519,417	419,466
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	255,355	208,771
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	64,813	52,341
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	521,936	422,805
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	16,022,670	12,834,287
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	974,590	787,355
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	175,494	168,684
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,144,434	2,700,953
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	514,134	436,641
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	17,807,143	15,128,737
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	710,712	608,254
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	482,292	409,599
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	11,800,063	9,992,005
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	166,849	160,685
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	18,435	17,763
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	501,860	448,321
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,850,743	1,583,937
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,576,357	1,339,254
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	89,655	87,770
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	110,761	106,668
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	162,554	155,477
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	41,880	40,057
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	423,895	381,493
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	261,385	233,891
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	251,032	223,911
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	83,384	74,435
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	79,950	71,500
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	76,528	68,495
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	1,769,742	1,522,356
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	5,495,727	4,658,800
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,922,347	3,356,894
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,085,302	922,060
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	849,165	724,625
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	823,017	699,226
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	310,778	298,719
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	294,721	281,883
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	3,007,641	2,887,570
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	3,645,204	3,099,200
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	563,270	478,547
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	422,396	360,447
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	399,186	340,391
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	93,317	89,867
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	83,387	78,998
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	262,443	235,434
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	198,651	177,880
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	36,873	31,315
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	11,793,682	10,159,822
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	82,871	74,791
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	395,559	357,497
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	10,748,971	9,138,916
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,895,860	1,622,549
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	8,999,779	7,710,791
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	1,104,176	1,066,264
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	167,275	160,867
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	248,184	222,451
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	9,892,126	8,804,653
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	84,148	75,034
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	11,025,519	9,336,141
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	18,285,269	15,603,517
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	8,393,848	7,162,790
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,865,120	5,884,013
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,310,365	2,812,447
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,730,988	1,482,527
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	590,629	507,144
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,401,493	1,353,363
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,342,268	1,294,738
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,208,335	1,166,208
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,197,044	1,154,655
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,187,338	1,145,316
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	991,432	957,340
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	17,890	17,288
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	59,359	53,533
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	467,118	418,844
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	350,254	315,682
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	141,982	127,142
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	86,792	77,636
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	34,338	30,673
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	14,203,414	12,004,912
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,077,657	6,004,246
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	6,617,921	5,659,732
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,466,861	2,947,571
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,509,869	2,150,395
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	39,361	33,391
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	8,992,924	7,688,056
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	7,348,487	6,266,151
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	663,342	565,640
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2029	44,380	43,442
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,731,148	1,669,871
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,104,992	1,065,290
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,052,329	1,015,638
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	223,355	191,435
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	2,559,268	2,190,319
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	1,868,579	1,601,537
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	194,236	187,359
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	297,506	267,893
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	528,659	472,466
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	370,263	332,294
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	173,986	155,762
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	40,553,987	34,859,724
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,364,109	2,880,184
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,339,732	2,005,357
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	41,249	35,432
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	25,714	24,816
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	837,380	748,502
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	13,542,249	11,628,060
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,456,755	2,930,337
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,765,209	2,344,104
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,663,651	2,258,012
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	14,130,319	13,364,634
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	9,626,054	8,755,009
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	14,572,269	12,512,488
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	113,298	103,228
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	754,247	665,302
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	24,940	22,695
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,051,887	944,608
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,569,325	2,265,535
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	121,510	118,523
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	46,273	42,168
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,315,628	1,181,039
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,274,745	1,144,338
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	50,549	46,108
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	148,622	131,096
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	13,457,594	11,988,363
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	902,980	799,883
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	583,508	517,069
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	564,935	499,728
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	56,254	50,042
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	41,252	36,697
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	340,262	331,029
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,037	13,694
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,377,142	1,214,742
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,840,232	2,504,411
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	375,786	332,411
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	252,198	223,404
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	203,120	199,225
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	84,894	82,934
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	280,376	255,277
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	270,593	246,091
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	40,017	36,434
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	225,237	200,154
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	3,234,373	2,881,261
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,198,758	2,822,545
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	317,221	279,912
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	8,292	8,055
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	460,313	413,223
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	8,597,230	7,704,301
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	5,543,748	4,928,116
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,874,688	3,418,976
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,731,671	3,281,119
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,868,159	2,555,925
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	134,210	129,035
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	87,579	79,751
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	76,294	69,330
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	380,749	346,931
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	349,296	318,778
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	1,844,929	1,628,519
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	11,717,019	10,357,260
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,708,251	4,194,228
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,693,484	2,385,114
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	125,446	114,282
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	425,009	382,869
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	62,758	55,769
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	5,851,050	5,184,835
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	19,743,589	17,421,498
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	2,007,375	1,775,674
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	241,043	235,834
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	169,100	153,827
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	92,601	83,013
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,038,518	921,892
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	351,048	311,625
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	293,457	284,272
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	94,393	85,912
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	154,696	138,580
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	27,779,543	24,651,222
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	347,478	307,913
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,955	7,708
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	6,706	6,495
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	533,122	518,653
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	164,940	150,298
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	114,942	102,968
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	5,043	4,730
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	132,294	122,882
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	2,095,912	1,948,102
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	15,038,093	14,089,603
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	68,272	62,626
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	23,266	21,625
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	1,910,000	1,775,301
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	26,203,094	24,404,301
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	31,094,377	28,870,632
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	7,082,687	6,578,768
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	304,702	278,929
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	118,180	108,183
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	46,579	43,801
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	29,411	27,271
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,754,372	3,515,650
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	89,345	82,988
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	139,448	129,004
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	225,671	218,200
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	219,826	201,713
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	104,716	95,892
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	624,729	570,910
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	11,120,332	10,245,739
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	5,777,446	5,438,504
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (j)	2,404,556	2,211,685
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	116,392	112,075
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	2,905,206	2,672,178
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	1,909,490	1,759,909
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	22,336	20,468
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	3,682,924	3,454,947
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	336,703	326,292
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	6,088	5,719
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	117,192	108,928
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	58,719	54,578
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	18,287,654	16,855,079
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	5,954,150	5,474,703
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,741,146	1,594,958
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	201,083	186,962
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	167,864	156,025
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,266,737	1,177,403
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	39,278	37,955
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,685,642	1,606,140
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	76,171	72,721
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	7,825	7,459
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	29,347	28,027
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	428,808	406,976
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	2,197,286	2,093,654
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	258,415	246,227
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	6,404	6,093
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	1,262,301	1,202,766
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	27,090	26,129
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	25,460	24,331
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	23,097	22,040
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	4,723	4,492
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	1,124,866	1,071,813
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	473,411	456,535
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	16,575	15,921
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	6,482	6,207
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	19,211,409	18,390,231
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	166,275	158,173
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	28,120	26,793
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	5,021	4,775
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	4,320	4,108
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	660,469	624,076
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	633,824	599,771
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	274,180	261,185
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	5,821	5,553
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	31,571	30,082
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	10,242	9,743
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	2,068,295	1,957,335
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	923,339	875,535
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	68,804	65,731
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	14,333	13,648
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	273,201	260,252
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	10,949	10,461
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	8,486,799	8,130,917
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	82,753	79,005
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	1,593,337	1,518,189
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	156,008	148,650
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	2,810,483	2,677,272
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	20,121,914	19,018,517
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	815,877	797,687
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	99,428	98,166
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	2,907	2,847
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	365,965	357,920
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	10,741	10,566
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	307,138	302,018
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	20,849	20,592
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,093	2,053
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	14,973	14,877
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	21,954	21,594
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	1,737	1,698
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	2,723	2,661
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	23,784	23,615
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	10,964	10,821
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	26,956	26,380
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	5,235	5,122
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,758	4,653
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	22,616	22,133
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,576	13,497
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	8,825	8,761
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	823,577	804,958
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	2,327,572	2,344,780
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	18,930	19,066
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	347,428	349,779
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	621,683	619,733
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	408,644	408,000
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	514,512	514,345
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	487,381	486,614
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	312,045	311,066
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	313,786	313,096
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	12,806	12,899
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	19,806,724	19,503,202
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	6,855,352	6,878,837
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	36,939	37,466
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	1,548,744	1,574,292
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	14,082,650	14,350,168
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,906,102	2,967,664
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	16,009,858	16,449,127
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,186,610	2,212,480
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	146,088	148,224
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	9,603,862	9,789,301
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	6,029,791	6,161,293
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	5,854,189	5,987,350
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	460,599	468,054
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	920,049	935,801
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	170,972	174,487
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	6,342,847	6,441,534
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	580,022	591,766
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	3,256,489	3,326,492
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	1,141,891	1,160,728
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	6,726,110	6,949,358
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	4,682,608	4,860,213
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,459,475	1,517,568
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	3,069,816	3,158,890
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	7,225,564	7,504,137
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,677,802	2,784,389
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,077,054	1,120,598
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	3,840,365	3,983,325
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	15,665,713	16,243,984
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	4,599,118	4,792,241
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	5,008,622	5,184,974
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	3,306,073	3,433,534
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	3,500,748	3,593,597
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	4,846,379	4,971,510
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,090,586	5,280,087
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	936,467	971,035
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,122,716	1,164,159
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,129,701	4,257,622
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	19,092,095	19,598,603
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	17,019,844	17,697,299
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	993,476	1,025,259
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,224,460	1,274,346
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	8,102,982	8,560,744
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	1,936,459	2,028,463
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	1,629,703	1,697,223
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	733,464	765,032
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	20,872	21,932
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	158,535	166,359
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	184,234	194,319
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	175,616	184,786
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	131,782	139,021
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	635,479	661,599
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	420,515	445,618
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	17,340,006	18,202,650
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	355,733	374,140
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	6,534,843	6,895,848
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,231,103	1,282,281
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	225,908	238,741
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	426,260	447,970
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	6,887,019	7,304,603
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	5,342,587	5,634,388
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,590,214	1,656,321
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	446,359	470,738
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	5,640,698	5,966,409
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	178,758	187,684
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	7,129,236	7,647,993
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	4,044,609	4,320,270
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,324,499	2,483,652
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,310,337	1,402,305
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	698,919	746,827
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	86,681	92,519
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	70,747	75,114
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	911,565	975,545
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	214,717	230,736
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	1,415,943	1,516,318
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	265,407	282,596
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	194,230	207,468
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	141,683	150,928
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	61,562	65,621
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	51,241	54,910
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,415,503	1,512,530
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	939,712	1,005,667
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	484,974	516,384
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	453,743	483,995
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	286,098	304,507
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	120,081	127,763
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	97,707	104,328
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	1,933,329	2,070,382
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	1,059,977	1,134,373
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	60,640	64,576
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	2,178,251	2,347,302
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	32,582	35,060
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	131,580	140,619
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	126,410	135,662
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	94,815	102,233
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	84,356	90,251
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	50,074	53,991
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	860,241	919,207
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	75,262	80,298
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	759,678	817,448
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	664,647	713,218
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	542,223	582,355
Freddie Mac Gold Pool 1.5% 1/1/2036	748,040	674,644
Freddie Mac Gold Pool 1.5% 1/1/2051	2,465,351	1,889,215
Freddie Mac Gold Pool 1.5% 10/1/2035	805,650	728,112
Freddie Mac Gold Pool 1.5% 11/1/2035	557,869	503,132
Freddie Mac Gold Pool 1.5% 11/1/2035	420,961	379,657
Freddie Mac Gold Pool 1.5% 11/1/2035	181,565	163,750
Freddie Mac Gold Pool 1.5% 12/1/2035	1,497,475	1,350,546
Freddie Mac Gold Pool 1.5% 12/1/2040	34,888	29,531
Freddie Mac Gold Pool 1.5% 2/1/2041	12,362,767	10,447,747
Freddie Mac Gold Pool 1.5% 2/1/2051	2,512,574	1,925,402
Freddie Mac Gold Pool 1.5% 3/1/2041	59,880	50,566
Freddie Mac Gold Pool 1.5% 3/1/2051	1,121,049	859,067
Freddie Mac Gold Pool 1.5% 4/1/2041	6,423,540	5,420,457
Freddie Mac Gold Pool 1.5% 4/1/2041	1,707,279	1,442,141
Freddie Mac Gold Pool 1.5% 4/1/2051	3,290,695	2,518,597
Freddie Mac Gold Pool 1.5% 8/1/2035	304,054	274,791
Freddie Mac Gold Pool 2% 1/1/2051	1,223,493	989,204
Freddie Mac Gold Pool 2% 1/1/2051	801,657	650,150
Freddie Mac Gold Pool 2% 1/1/2051	590,395	477,339
Freddie Mac Gold Pool 2% 1/1/2051	278,947	226,925
Freddie Mac Gold Pool 2% 1/1/2051	195,351	158,920
Freddie Mac Gold Pool 2% 1/1/2052	3,911,931	3,133,488
Freddie Mac Gold Pool 2% 1/1/2052	3,154,775	2,579,251
Freddie Mac Gold Pool 2% 1/1/2052	777,771	627,133
Freddie Mac Gold Pool 2% 1/1/2052	284,187	227,636
Freddie Mac Gold Pool 2% 10/1/2041	965,268	835,614
Freddie Mac Gold Pool 2% 10/1/2050	1,860,800	1,507,379
Freddie Mac Gold Pool 2% 10/1/2050	65,621	53,158
Freddie Mac Gold Pool 2% 10/1/2051	738,835	601,510
Freddie Mac Gold Pool 2% 11/1/2050	12,892,863	10,573,057
Freddie Mac Gold Pool 2% 11/1/2050 (j)	12,335,139	9,980,768
Freddie Mac Gold Pool 2% 11/1/2050	2,368,986	1,938,294
Freddie Mac Gold Pool 2% 11/1/2050	1,274,807	1,021,529
Freddie Mac Gold Pool 2% 11/1/2050	159,559	129,104
Freddie Mac Gold Pool 2% 11/1/2050	103,548	83,784
Freddie Mac Gold Pool 2% 11/1/2050	14,188	11,498
Freddie Mac Gold Pool 2% 11/1/2051	1,756,031	1,406,595
Freddie Mac Gold Pool 2% 11/1/2051	1,029,666	838,929
Freddie Mac Gold Pool 2% 11/1/2051	725,433	590,599
Freddie Mac Gold Pool 2% 11/1/2051	577,620	468,996
Freddie Mac Gold Pool 2% 12/1/2051	1,821,156	1,486,647
Freddie Mac Gold Pool 2% 12/1/2051	522,183	425,126
Freddie Mac Gold Pool 2% 2/1/2036	127,600	117,376
Freddie Mac Gold Pool 2% 2/1/2036	90,979	84,088
Freddie Mac Gold Pool 2% 2/1/2036	77,479	71,538
Freddie Mac Gold Pool 2% 2/1/2041	398,673	347,274
Freddie Mac Gold Pool 2% 2/1/2051	21,431,949	17,327,902
Freddie Mac Gold Pool 2% 2/1/2051	78,948	63,953
Freddie Mac Gold Pool 2% 2/1/2052	2,299,595	1,841,994
Freddie Mac Gold Pool 2% 2/1/2052	1,987,940	1,592,356
Freddie Mac Gold Pool 2% 2/1/2052	1,415,414	1,151,450
Freddie Mac Gold Pool 2% 2/1/2052	1,394,663	1,135,441
Freddie Mac Gold Pool 2% 3/1/2036	70,773	65,346
Freddie Mac Gold Pool 2% 3/1/2036	13,497	12,424
Freddie Mac Gold Pool 2% 3/1/2041	353,899	309,521
Freddie Mac Gold Pool 2% 3/1/2051	26,512,644	21,435,685
Freddie Mac Gold Pool 2% 3/1/2051	8,742,975	7,082,426
Freddie Mac Gold Pool 2% 3/1/2051	858,277	700,092
Freddie Mac Gold Pool 2% 3/1/2051	681,880	556,206
Freddie Mac Gold Pool 2% 3/1/2051	95,942	78,259
Freddie Mac Gold Pool 2% 3/1/2051	58,164	47,444
Freddie Mac Gold Pool 2% 3/1/2052	17,000,068	13,617,190
Freddie Mac Gold Pool 2% 4/1/2036	776,292	714,578
Freddie Mac Gold Pool 2% 4/1/2051	1,129,040	912,132
Freddie Mac Gold Pool 2% 4/1/2052	10,748,547	8,733,952
Freddie Mac Gold Pool 2% 4/1/2052	113,465	92,517
Freddie Mac Gold Pool 2% 5/1/2036	120,831	111,565
Freddie Mac Gold Pool 2% 5/1/2041	384,237	333,930
Freddie Mac Gold Pool 2% 5/1/2051	35,500,466	28,924,289
Freddie Mac Gold Pool 2% 5/1/2051	9,317,047	7,527,084
Freddie Mac Gold Pool 2% 5/1/2051	3,354,458	2,745,651
Freddie Mac Gold Pool 2% 5/1/2051	228,623	185,272
Freddie Mac Gold Pool 2% 5/1/2051	35,931	29,309
Freddie Mac Gold Pool 2% 5/1/2052	5,585,646	4,554,441
Freddie Mac Gold Pool 2% 6/1/2035	9,308,140	8,603,058
Freddie Mac Gold Pool 2% 6/1/2041	622,856	540,924
Freddie Mac Gold Pool 2% 6/1/2050	49,045,247	39,730,109
Freddie Mac Gold Pool 2% 6/1/2050	518,819	423,198
Freddie Mac Gold Pool 2% 6/1/2051	66,967	53,641
Freddie Mac Gold Pool 2% 6/1/2051	56,815	45,900
Freddie Mac Gold Pool 2% 6/1/2052	1,369,651	1,106,090
Freddie Mac Gold Pool 2% 7/1/2041	1,792,219	1,558,132
Freddie Mac Gold Pool 2% 7/1/2041	16,073	13,948
Freddie Mac Gold Pool 2% 7/1/2050	468,977	382,542
Freddie Mac Gold Pool 2% 7/1/2050	167,411	135,614
Freddie Mac Gold Pool 2% 7/1/2050	69,624	56,400
Freddie Mac Gold Pool 2% 7/1/2051	1,756,688	1,444,451
Freddie Mac Gold Pool 2% 7/1/2051	987,045	797,108
Freddie Mac Gold Pool 2% 7/1/2051	32,011	26,101
Freddie Mac Gold Pool 2% 8/1/2050	14,086,254	11,410,859
Freddie Mac Gold Pool 2% 8/1/2050	387,141	315,547
Freddie Mac Gold Pool 2% 8/1/2050	22,503	18,356
Freddie Mac Gold Pool 2% 8/1/2051	1,087,659	881,080
Freddie Mac Gold Pool 2% 8/1/2052	35,995	28,990
Freddie Mac Gold Pool 2% 9/1/2050 (i)	35,536,108	28,786,753
Freddie Mac Gold Pool 2% 9/1/2050	868,124	707,583
Freddie Mac Gold Pool 2% 9/1/2050	347,872	281,800
Freddie Mac Gold Pool 2% 9/1/2050	46,712	37,840
Freddie Mac Gold Pool 2% 9/1/2051	662,179	539,930
Freddie Mac Gold Pool 2% 9/1/2051	661,186	539,120
Freddie Mac Gold Pool 2% 9/1/2051	113,595	92,623
Freddie Mac Gold Pool 2.5% 1/1/2033	3,295	3,152
Freddie Mac Gold Pool 2.5% 1/1/2041	498,305	447,226
Freddie Mac Gold Pool 2.5% 1/1/2042	390,341	347,721
Freddie Mac Gold Pool 2.5% 1/1/2051	2,421,929	2,050,830
Freddie Mac Gold Pool 2.5% 1/1/2051	13,337	11,327
Freddie Mac Gold Pool 2.5% 1/1/2052	133,854	114,390
Freddie Mac Gold Pool 2.5% 10/1/2041	188,743	168,360
Freddie Mac Gold Pool 2.5% 10/1/2050	753,280	646,804
Freddie Mac Gold Pool 2.5% 10/1/2051	7,332,149	6,256,802
Freddie Mac Gold Pool 2.5% 11/1/2031	143,848	138,529
Freddie Mac Gold Pool 2.5% 11/1/2041	2,764,865	2,468,999
Freddie Mac Gold Pool 2.5% 11/1/2041	314,615	281,690
Freddie Mac Gold Pool 2.5% 11/1/2041	109,076	97,541
Freddie Mac Gold Pool 2.5% 11/1/2050	8,193,082	7,029,874
Freddie Mac Gold Pool 2.5% 11/1/2050	781,642	668,959
Freddie Mac Gold Pool 2.5% 11/1/2051	39,042,464	33,450,631
Freddie Mac Gold Pool 2.5% 12/1/2050	954,443	818,937
Freddie Mac Gold Pool 2.5% 12/1/2051	419,159	356,112
Freddie Mac Gold Pool 2.5% 2/1/2030	113,052	110,140
Freddie Mac Gold Pool 2.5% 2/1/2042	515,585	462,763
Freddie Mac Gold Pool 2.5% 2/1/2050	1,645,347	1,398,896
Freddie Mac Gold Pool 2.5% 2/1/2051	18,198,290	15,603,224
Freddie Mac Gold Pool 2.5% 2/1/2051	16,366	13,899
Freddie Mac Gold Pool 2.5% 3/1/2032	2,148,174	2,063,646
Freddie Mac Gold Pool 2.5% 3/1/2051	5,791,739	4,918,782
Freddie Mac Gold Pool 2.5% 4/1/2042	7,429,390	6,609,701
Freddie Mac Gold Pool 2.5% 4/1/2042	76,045	67,777
Freddie Mac Gold Pool 2.5% 4/1/2052	8,481,093	7,231,940
Freddie Mac Gold Pool 2.5% 4/1/2052 (i)(j)	7,562,458	6,465,150
Freddie Mac Gold Pool 2.5% 5/1/2041	1,087,697	981,769
Freddie Mac Gold Pool 2.5% 5/1/2041	127,307	114,117
Freddie Mac Gold Pool 2.5% 5/1/2051	3,058,995	2,618,004
Freddie Mac Gold Pool 2.5% 5/1/2051	1,911,909	1,648,234
Freddie Mac Gold Pool 2.5% 6/1/2031	21,306	20,576
Freddie Mac Gold Pool 2.5% 6/1/2031	14,552	14,079
Freddie Mac Gold Pool 2.5% 6/1/2040	70,609	63,848
Freddie Mac Gold Pool 2.5% 6/1/2041	89,634	80,128
Freddie Mac Gold Pool 2.5% 7/1/2031	36,410	35,182
Freddie Mac Gold Pool 2.5% 7/1/2032	683,525	655,561
Freddie Mac Gold Pool 2.5% 7/1/2041	5,721,604	5,151,850
Freddie Mac Gold Pool 2.5% 7/1/2050	482,947	413,476
Freddie Mac Gold Pool 2.5% 7/1/2051	3,635,421	3,117,012
Freddie Mac Gold Pool 2.5% 7/1/2051	436,239	372,260
Freddie Mac Gold Pool 2.5% 8/1/2031	62,577	60,433
Freddie Mac Gold Pool 2.5% 8/1/2041	253,929	227,112
Freddie Mac Gold Pool 2.5% 8/1/2050	3,039,812	2,605,387
Freddie Mac Gold Pool 2.5% 9/1/2041	551,216	494,756
Freddie Mac Gold Pool 3% 1/1/2048	8,226	7,348
Freddie Mac Gold Pool 3% 1/1/2052	3,377,322	2,979,051
Freddie Mac Gold Pool 3% 1/1/2052	2,022,192	1,778,038
Freddie Mac Gold Pool 3% 10/1/2049	8,147,112	7,201,641
Freddie Mac Gold Pool 3% 11/1/2047	442,346	395,159
Freddie Mac Gold Pool 3% 11/1/2047	181,368	162,020
Freddie Mac Gold Pool 3% 11/1/2050	101,328	89,379
Freddie Mac Gold Pool 3% 11/1/2051	581,045	511,799
Freddie Mac Gold Pool 3% 12/1/2030	64,586	63,030
Freddie Mac Gold Pool 3% 12/1/2032	15,291	14,876
Freddie Mac Gold Pool 3% 12/1/2046	277,602	248,988
Freddie Mac Gold Pool 3% 12/1/2050	830,380	732,458
Freddie Mac Gold Pool 3% 2/1/2033	61,301	59,916
Freddie Mac Gold Pool 3% 3/1/2050	14,706,373	12,999,700
Freddie Mac Gold Pool 3% 3/1/2052	26,809,295	23,832,126
Freddie Mac Gold Pool 3% 3/1/2052	2,924,948	2,593,734
Freddie Mac Gold Pool 3% 3/1/2052	1,028,302	904,148
Freddie Mac Gold Pool 3% 3/1/2052	577,826	508,061
Freddie Mac Gold Pool 3% 4/1/2033	97,627	94,432
Freddie Mac Gold Pool 3% 4/1/2034	13,284	12,817
Freddie Mac Gold Pool 3% 4/1/2046	10,571	9,496
Freddie Mac Gold Pool 3% 4/1/2050	14,834,819	13,113,240
Freddie Mac Gold Pool 3% 4/1/2050	230,111	204,270
Freddie Mac Gold Pool 3% 5/1/2046	82,764	74,413
Freddie Mac Gold Pool 3% 5/1/2046	12,980	11,666
Freddie Mac Gold Pool 3% 5/1/2051	545,723	481,198
Freddie Mac Gold Pool 3% 6/1/2045	22,277	20,156
Freddie Mac Gold Pool 3% 6/1/2046	83,229	74,702
Freddie Mac Gold Pool 3% 6/1/2050	375,188	333,758
Freddie Mac Gold Pool 3% 6/1/2052	3,284,469	2,887,910
Freddie Mac Gold Pool 3% 6/1/2052	3,241,983	2,870,816
Freddie Mac Gold Pool 3% 6/1/2052	1,362,016	1,202,677
Freddie Mac Gold Pool 3% 9/1/2049	33,732	30,123
Freddie Mac Gold Pool 3% 9/1/2051	517,187	456,036
Freddie Mac Gold Pool 3.5% 1/1/2044	322,847	303,648
Freddie Mac Gold Pool 3.5% 1/1/2044	162,255	152,192
Freddie Mac Gold Pool 3.5% 1/1/2045	56,069	52,658
Freddie Mac Gold Pool 3.5% 1/1/2046	27,364	25,392
Freddie Mac Gold Pool 3.5% 1/1/2048	2,571,094	2,369,686
Freddie Mac Gold Pool 3.5% 1/1/2048	2,533,994	2,335,492
Freddie Mac Gold Pool 3.5% 1/1/2048	15,208	14,136
Freddie Mac Gold Pool 3.5% 10/1/2034	514,491	500,161
Freddie Mac Gold Pool 3.5% 10/1/2047	60,733	56,450
Freddie Mac Gold Pool 3.5% 10/1/2047	16,177	14,928
Freddie Mac Gold Pool 3.5% 10/1/2049	416,804	384,414
Freddie Mac Gold Pool 3.5% 10/1/2051	374,266	342,608
Freddie Mac Gold Pool 3.5% 11/1/2033	79,830	77,427
Freddie Mac Gold Pool 3.5% 11/1/2033	73,465	71,176
Freddie Mac Gold Pool 3.5% 11/1/2045	38,318	35,679
Freddie Mac Gold Pool 3.5% 11/1/2047	443,812	412,513
Freddie Mac Gold Pool 3.5% 11/1/2047	50,516	46,617
Freddie Mac Gold Pool 3.5% 12/1/2047	228,046	210,442
Freddie Mac Gold Pool 3.5% 12/1/2047	102,690	95,448
Freddie Mac Gold Pool 3.5% 2/1/2034	113,623	110,851
Freddie Mac Gold Pool 3.5% 2/1/2034	103,066	99,457
Freddie Mac Gold Pool 3.5% 2/1/2043	1,877,856	1,762,104
Freddie Mac Gold Pool 3.5% 2/1/2052	128,718	118,032
Freddie Mac Gold Pool 3.5% 3/1/2032	29,978	29,393
Freddie Mac Gold Pool 3.5% 3/1/2045	27,193	25,356
Freddie Mac Gold Pool 3.5% 3/1/2046	62,337	58,116
Freddie Mac Gold Pool 3.5% 3/1/2052	998,599	915,848
Freddie Mac Gold Pool 3.5% 3/1/2052	293,095	268,395
Freddie Mac Gold Pool 3.5% 3/1/2052	137,300	125,858
Freddie Mac Gold Pool 3.5% 4/1/2048	62,741	57,879
Freddie Mac Gold Pool 3.5% 4/1/2052	219,071	201,568
Freddie Mac Gold Pool 3.5% 5/1/2045	39,636	36,902
Freddie Mac Gold Pool 3.5% 5/1/2046	74,439	69,113
Freddie Mac Gold Pool 3.5% 5/1/2046	31,698	29,506
Freddie Mac Gold Pool 3.5% 5/1/2052	542,781	497,548
Freddie Mac Gold Pool 3.5% 6/1/2045	47,131	43,913
Freddie Mac Gold Pool 3.5% 6/1/2045	7,586	7,082
Freddie Mac Gold Pool 3.5% 7/1/2032	33,873	33,174
Freddie Mac Gold Pool 3.5% 7/1/2042	1,000,245	939,251
Freddie Mac Gold Pool 3.5% 7/1/2047	1,059,711	985,971
Freddie Mac Gold Pool 3.5% 8/1/2042	45,280	42,548
Freddie Mac Gold Pool 3.5% 8/1/2047	1,649,680	1,534,886
Freddie Mac Gold Pool 3.5% 8/1/2047	197,152	183,248
Freddie Mac Gold Pool 3.5% 8/1/2047	123,976	115,349
Freddie Mac Gold Pool 3.5% 8/1/2049	27,105,306	25,015,877
Freddie Mac Gold Pool 3.5% 9/1/2042	2,640,622	2,477,352
Freddie Mac Gold Pool 3.5% 9/1/2042	1,239,105	1,162,256
Freddie Mac Gold Pool 3.5% 9/1/2046	37,435	34,838
Freddie Mac Gold Pool 3.5% 9/1/2047	41,687	38,709
Freddie Mac Gold Pool 3.5% 9/1/2047	33,018	30,689
Freddie Mac Gold Pool 3.5% 9/1/2047	27,281	25,357
Freddie Mac Gold Pool 4% 1/1/2041	36,330	35,170
Freddie Mac Gold Pool 4% 10/1/2041	10,324	9,982
Freddie Mac Gold Pool 4% 10/1/2052	668,464	633,855
Freddie Mac Gold Pool 4% 11/1/2040	37,863	36,639
Freddie Mac Gold Pool 4% 11/1/2051	475,752	453,313
Freddie Mac Gold Pool 4% 2/1/2041	68,757	66,466
Freddie Mac Gold Pool 4% 2/1/2045	39,602	38,089
Freddie Mac Gold Pool 4% 2/1/2048	38,469	36,651
Freddie Mac Gold Pool 4% 2/1/2052	228,478	217,345
Freddie Mac Gold Pool 4% 2/1/2052	196,318	187,059
Freddie Mac Gold Pool 4% 2/1/2053	19,686,515	18,630,371
Freddie Mac Gold Pool 4% 2/1/2053	8,343,303	7,895,701
Freddie Mac Gold Pool 4% 4/1/2043	101,412	97,808
Freddie Mac Gold Pool 4% 4/1/2046	11,240	10,748
Freddie Mac Gold Pool 4% 4/1/2052	476,478	453,164
Freddie Mac Gold Pool 4% 4/1/2052	351,624	334,419
Freddie Mac Gold Pool 4% 5/1/2037	119,379	116,942
Freddie Mac Gold Pool 4% 5/1/2048	167,823	159,646
Freddie Mac Gold Pool 4% 5/1/2048	10,852	10,336
Freddie Mac Gold Pool 4% 6/1/2052	260,211	247,877
Freddie Mac Gold Pool 4% 7/1/2041	38,072	36,763
Freddie Mac Gold Pool 4% 7/1/2048	50,895	48,602
Freddie Mac Gold Pool 4% 7/1/2052	427,878	407,598
Freddie Mac Gold Pool 4% 8/1/2052	262,982	250,517
Freddie Mac Gold Pool 4% 9/1/2040	6,474	6,267
Freddie Mac Gold Pool 4% 9/1/2051	525,598	500,809
Freddie Mac Gold Pool 4.5% 1/1/2042	89,531	88,516
Freddie Mac Gold Pool 4.5% 1/1/2047	3,232	3,170
Freddie Mac Gold Pool 4.5% 11/1/2040	2,903,904	2,868,490
Freddie Mac Gold Pool 4.5% 12/1/2046	3,126	3,066
Freddie Mac Gold Pool 4.5% 12/1/2047	11,998	11,748
Freddie Mac Gold Pool 4.5% 12/1/2048	144,733	141,590
Freddie Mac Gold Pool 4.5% 2/1/2047	4,649	4,560
Freddie Mac Gold Pool 4.5% 4/1/2048	5,174	5,065
Freddie Mac Gold Pool 4.5% 4/1/2048	2,201	2,155
Freddie Mac Gold Pool 4.5% 4/1/2048	2,050	2,007
Freddie Mac Gold Pool 4.5% 5/1/2047	15,278	14,970
Freddie Mac Gold Pool 4.5% 5/1/2047	10,656	10,441
Freddie Mac Gold Pool 4.5% 5/1/2047	4,808	4,711
Freddie Mac Gold Pool 4.5% 5/1/2048	4,645	4,547
Freddie Mac Gold Pool 4.5% 6/1/2047	21,591	21,156
Freddie Mac Gold Pool 4.5% 6/1/2047	16,421	16,101
Freddie Mac Gold Pool 4.5% 7/1/2047	28,879	28,324
Freddie Mac Gold Pool 4.5% 7/1/2047	13,172	12,915
Freddie Mac Gold Pool 4.5% 7/1/2047	9,284	9,096
Freddie Mac Gold Pool 4.5% 7/1/2049	892,581	871,565
Freddie Mac Gold Pool 5% 1/1/2053	447,748	446,344
Freddie Mac Gold Pool 5% 1/1/2056	1,702,947	1,676,851
Freddie Mac Gold Pool 5% 10/1/2052	321,963	321,456
Freddie Mac Gold Pool 5% 11/1/2035	2,515,707	2,540,910
Freddie Mac Gold Pool 5% 11/1/2052	977,526	975,987
Freddie Mac Gold Pool 5% 11/1/2052	313,945	313,843
Freddie Mac Gold Pool 5% 12/1/2052 (i)	698,401	697,302
Freddie Mac Gold Pool 5% 12/1/2052	277,467	276,857
Freddie Mac Gold Pool 5% 12/1/2052	255,110	254,150
Freddie Mac Gold Pool 5% 12/1/2052	133,397	132,895
Freddie Mac Gold Pool 5% 12/1/2054	7,576,242	7,531,170
Freddie Mac Gold Pool 5% 3/1/2056	57,300,005	56,421,930
Freddie Mac Gold Pool 5% 3/1/2056	27,027,904	26,613,723
Freddie Mac Gold Pool 5% 4/1/2056	9,999,001	9,845,775
Freddie Mac Gold Pool 5% 5/1/2039	45,663	46,029
Freddie Mac Gold Pool 5% 5/1/2056	8,999,104	8,861,199
Freddie Mac Gold Pool 5% 6/1/2052	3,863,301	3,866,878
Freddie Mac Gold Pool 5% 6/1/2056	40,288,536	39,683,738
Freddie Mac Gold Pool 5% 7/1/2040	634,568	638,665
Freddie Mac Gold Pool 5% 8/1/2040	1,614,927	1,626,362
Freddie Mac Gold Pool 5% 8/1/2040	686,533	690,965
Freddie Mac Gold Pool 5% 9/1/2039	49,141	49,535
Freddie Mac Gold Pool 5% 9/1/2052	283,907	283,726
Freddie Mac Gold Pool 5.5% 1/1/2055	3,509,314	3,569,398
Freddie Mac Gold Pool 5.5% 11/1/2052	11,113,315	11,352,210
Freddie Mac Gold Pool 5.5% 2/1/2054	347,629	351,082
Freddie Mac Gold Pool 5.5% 3/1/2053 (j)	2,040,302	2,084,798
Freddie Mac Gold Pool 5.5% 4/1/2053	2,622,915	2,678,478
Freddie Mac Gold Pool 5.5% 5/1/2039	10,326,008	10,609,327
Freddie Mac Gold Pool 5.5% 5/1/2053	911,391	926,141
Freddie Mac Gold Pool 5.5% 5/1/2055	46,948	47,343
Freddie Mac Gold Pool 5.5% 8/1/2055	5,443,624	5,547,033
Freddie Mac Gold Pool 5.5% 9/1/2053	1,292,183	1,317,182
Freddie Mac Gold Pool 6% 10/1/2054	2,594,202	2,697,461
Freddie Mac Gold Pool 6% 11/1/2053	597,696	616,817
Freddie Mac Gold Pool 6% 12/1/2052	685,357	710,870
Freddie Mac Gold Pool 6% 12/1/2055	6,501,564	6,756,288
Freddie Mac Gold Pool 6% 2/1/2055	2,183,499	2,271,093
Freddie Mac Gold Pool 6% 2/1/2056	6,998,608	7,233,766
Freddie Mac Gold Pool 6% 3/1/2053	689,763	717,218
Freddie Mac Gold Pool 6% 3/1/2056	774,643	803,056
Freddie Mac Gold Pool 6% 4/1/2039	2,704,224	2,796,059
Freddie Mac Gold Pool 6% 4/1/2054 (l)	33,758,342	35,070,405
Freddie Mac Gold Pool 6% 5/1/2054	7,771,607	8,088,232
Freddie Mac Gold Pool 6% 7/1/2039	6,214,972	6,402,724
Freddie Mac Gold Pool 6% 9/1/2039	9,007,194	9,293,372
Freddie Mac Gold Pool 6% 9/1/2039	1,673,851	1,727,765
Freddie Mac Gold Pool 6% 9/1/2054	2,265,759	2,358,069
Freddie Mac Gold Pool 6% 9/1/2054	786,271	814,557
Freddie Mac Gold Pool 6.5% 1/1/2054	2,203,838	2,320,763
Freddie Mac Gold Pool 6.5% 1/1/2054	287,470	302,071
Freddie Mac Gold Pool 6.5% 1/1/2054	228,093	241,192
Freddie Mac Gold Pool 6.5% 1/1/2054	147,294	153,726
Freddie Mac Gold Pool 6.5% 10/1/2053	2,379,567	2,506,560
Freddie Mac Gold Pool 6.5% 11/1/2054	925,367	973,595
Freddie Mac Gold Pool 6.5% 11/1/2054	645,722	673,867
Freddie Mac Gold Pool 6.5% 12/1/2054	5,888,759	6,243,975
Freddie Mac Gold Pool 6.5% 2/1/2053	32,803	34,419
Freddie Mac Gold Pool 6.5% 2/1/2054	16,528	17,367
Freddie Mac Gold Pool 6.5% 2/1/2055	7,546,470	7,966,189
Freddie Mac Gold Pool 6.5% 2/1/2055	1,974,803	2,077,911
Freddie Mac Gold Pool 6.5% 4/1/2054	909,292	954,409
Freddie Mac Gold Pool 6.5% 4/1/2054	443,400	467,687
Freddie Mac Gold Pool 6.5% 4/1/2054	26,435	27,598
Freddie Mac Gold Pool 6.5% 4/1/2055	2,993,383	3,147,404
Freddie Mac Gold Pool 6.5% 4/1/2056	3,576,247	3,782,192
Freddie Mac Gold Pool 6.5% 5/1/2053	58,570	61,490
Freddie Mac Gold Pool 6.5% 5/1/2053	15,597	16,362
Freddie Mac Gold Pool 6.5% 5/1/2054	1,244,689	1,305,557
Freddie Mac Gold Pool 6.5% 6/1/2053	526,283	551,188
Freddie Mac Gold Pool 6.5% 6/1/2054	26,836,003	28,310,118
Freddie Mac Gold Pool 6.5% 6/1/2054	7,725,047	8,168,700
Freddie Mac Gold Pool 6.5% 6/1/2054	253,081	268,268
Freddie Mac Gold Pool 6.5% 6/1/2054	152,445	160,795
Freddie Mac Gold Pool 6.5% 6/1/2054	30,120	31,860
Freddie Mac Gold Pool 6.5% 7/1/2054	499,218	522,202
Freddie Mac Gold Pool 6.5% 7/1/2054	107,210	113,367
Freddie Mac Gold Pool 6.5% 7/1/2054	82,651	87,585
Freddie Mac Gold Pool 6.5% 7/1/2055	8,686,263	9,179,690
Freddie Mac Gold Pool 6.5% 7/1/2055	1,755,612	1,849,854
Freddie Mac Gold Pool 6.5% 8/1/2054	5,341,711	5,596,492
Freddie Mac Gold Pool 6.5% 8/1/2054	2,035,549	2,147,013
Freddie Mac Gold Pool 6.5% 8/1/2054	1,330,896	1,390,922
Freddie Mac Gold Pool 6.5% 8/1/2054	603,890	632,957
Freddie Mac Gold Pool 6.5% 9/1/2053	701,223	739,742
Freddie Mac Gold Pool 6.5% 9/1/2054	9,230,856	9,758,104
Freddie Mac Gold Pool 6.5% 9/1/2054	8,770,020	9,293,556
Freddie Mac Gold Pool 6.5% 9/1/2054	1,576,297	1,649,583
Freddie Mac Gold Pool 7% 1/1/2054	3,028,568	3,235,928
Freddie Mac Gold Pool 7% 1/1/2054	2,958,065	3,165,682
Freddie Mac Gold Pool 7% 1/1/2054	2,199,249	2,349,999
Freddie Mac Gold Pool 7% 1/1/2054	1,471,714	1,575,469
Freddie Mac Gold Pool 7% 1/1/2054	809,423	865,159
Freddie Mac Gold Pool 7% 10/1/2053	10,996	11,673
Freddie Mac Gold Pool 7% 11/1/2053	829,354	888,147
Freddie Mac Gold Pool 7% 12/1/2053	338,797	360,597
Freddie Mac Gold Pool 7% 12/1/2053	120,016	127,789
Freddie Mac Gold Pool 7% 2/1/2054	1,499,018	1,601,184
Freddie Mac Gold Pool 7% 3/1/2054	43,666	46,862
Freddie Mac Gold Pool 7% 6/1/2054	2,898,913	3,104,416
Freddie Mac Gold Pool 7% 6/1/2054	2,633,821	2,815,182
Freddie Mac Gold Pool 7% 7/1/2043	54,397	58,049
Freddie Mac Gold Pool 7% 7/1/2054	33,013	35,351
Freddie Mac Gold Pool 7% 8/1/2054	2,496,730	2,691,278
Freddie Mac Gold Pool 7% 8/1/2054	1,261,500	1,352,899
Freddie Mac Gold Pool 7% 9/1/2043	85,829	91,216
Freddie Mac Gold Pool 7% 9/1/2054	1,499,827	1,602,985
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	10,310,101	10,690,680
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	15,782,025	16,354,727
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,350,854	1,425,057
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,252,043	1,322,774
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	908,479	960,653
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	379,659	402,560
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	9,057	8,822
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,611,777	3,679,258
Freddie Mac Non Gold Pool 5.5% 5/1/2053	625,793	638,268
Freddie Mac Non Gold Pool 5.5% 6/1/2053	309,914	315,220
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,185,206	3,239,741
Freddie Mac Non Gold Pool 5.5% 9/1/2054	5,758,378	5,847,971
Freddie Mac Non Gold Pool 6% 11/1/2054	1,979,820	2,052,283
Freddie Mac Non Gold Pool 6% 6/1/2053	860,350	892,108
Freddie Mac Non Gold Pool 6% 6/1/2053	829,196	858,250
Freddie Mac Non Gold Pool 6% 6/1/2054	5,229,506	5,419,275
Freddie Mac Non Gold Pool 6% 7/1/2053	505,296	523,948
Freddie Mac Non Gold Pool 6% 9/1/2053	1,113,505	1,149,128
Freddie Mac Non Gold Pool 6.5% 1/1/2055	8,187,931	8,619,787
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,101,319	1,167,063
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,024,644	1,083,490
Freddie Mac Non Gold Pool 6.5% 1/1/2055	502,875	527,725
Freddie Mac Non Gold Pool 6.5% 11/1/2054	464,834	492,438
Freddie Mac Non Gold Pool 6.5% 12/1/2054	253,097	266,268
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,220,324	1,293,173
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,050,316	1,110,636
Freddie Mac Non Gold Pool 6.5% 4/1/2055	882,623	928,555
Ginnie Mae I Pool 2.5% 1/20/2052	2,867,080	2,449,493
Ginnie Mae I Pool 2.5% 12/20/2051	4,384,671	3,746,048
Ginnie Mae I Pool 2.5% 12/20/2051	2,330,569	1,991,124
Ginnie Mae I Pool 2.5% 12/20/2051	1,344,487	1,146,983
Ginnie Mae I Pool 2.5% 8/20/2051	9,314,400	7,946,124
Ginnie Mae I Pool 3% 1/15/2045	4,714	4,250
Ginnie Mae I Pool 3% 1/15/2045	3,907	3,535
Ginnie Mae I Pool 3% 1/15/2045	2,077	1,882
Ginnie Mae I Pool 3% 1/15/2045	1,919	1,740
Ginnie Mae I Pool 3% 1/15/2045	1,035	935
Ginnie Mae I Pool 3% 2/15/2045	4,329	3,911
Ginnie Mae I Pool 3% 2/15/2045	3,156	2,855
Ginnie Mae I Pool 3% 2/15/2045	2,162	1,954
Ginnie Mae I Pool 3% 2/20/2050	290,037	258,713
Ginnie Mae I Pool 3% 3/15/2045	9,553	8,628
Ginnie Mae I Pool 3% 3/15/2045	4,864	4,405
Ginnie Mae I Pool 3% 3/15/2045	4,177	3,774
Ginnie Mae I Pool 3% 3/15/2045	4,150	3,746
Ginnie Mae I Pool 3% 3/15/2045	3,314	2,996
Ginnie Mae I Pool 3% 3/15/2045	2,813	2,554
Ginnie Mae I Pool 3% 3/15/2045	2,553	2,311
Ginnie Mae I Pool 3% 3/15/2045	2,313	2,105
Ginnie Mae I Pool 3% 3/15/2045	2,106	1,899
Ginnie Mae I Pool 3% 3/15/2045	1,701	1,535
Ginnie Mae I Pool 3% 3/15/2045	1,334	1,205
Ginnie Mae I Pool 3% 3/15/2045	1,259	1,160
Ginnie Mae I Pool 3% 3/15/2045	943	856
Ginnie Mae I Pool 3% 5/15/2045	3,923	3,545
Ginnie Mae I Pool 3% 6/15/2045	2,261	2,039
Ginnie Mae I Pool 3% 6/15/2045	2,167	1,971
Ginnie Mae I Pool 3% 6/15/2045	1,557	1,405
Ginnie Mae I Pool 3% 7/15/2045	4,763	4,316
Ginnie Mae I Pool 3% 7/15/2045	4,661	4,197
Ginnie Mae I Pool 3% 7/15/2045	4,642	4,183
Ginnie Mae I Pool 3% 7/15/2045	4,478	4,034
Ginnie Mae I Pool 3% 7/15/2045	4,018	3,642
Ginnie Mae I Pool 3% 7/15/2045	3,238	2,914
Ginnie Mae I Pool 3% 7/15/2045	3,206	2,897
Ginnie Mae I Pool 3% 7/15/2045	2,932	2,644
Ginnie Mae I Pool 3% 7/15/2045	1,937	1,744
Ginnie Mae I Pool 3% 7/15/2045	1,682	1,514
Ginnie Mae I Pool 3% 7/15/2045	801	721
Ginnie Mae I Pool 3.5% 10/20/2052	4,118,113	3,745,780
Ginnie Mae I Pool 3.5% 2/20/2043	14,999	14,021
Ginnie Mae I Pool 3.5% 3/20/2043	8,174	7,638
Ginnie Mae I Pool 3.5% 3/20/2043	6,577	6,148
Ginnie Mae I Pool 3.5% 4/20/2043	8,859	8,264
Ginnie Mae I Pool 3.5% 4/20/2043	3,806	3,553
Ginnie Mae I Pool 3.5% 7/20/2046	184,819	170,772
Ginnie Mae I Pool 3.5% 7/20/2052	21,727,681	19,776,783
Ginnie Mae I Pool 3.5% 8/20/2052	12,860,707	11,705,962
Ginnie Mae I Pool 3.5% 9/20/2052	6,191,988	5,636,018
Ginnie Mae I Pool 4% 10/20/2052	11,906,101	11,214,268
Ginnie Mae I Pool 4% 11/20/2041	88,325	84,220
Ginnie Mae I Pool 4% 11/20/2042	71,841	68,493
Ginnie Mae I Pool 4% 12/15/2040	26,169	25,176
Ginnie Mae I Pool 4% 4/20/2048	29,035	27,457
Ginnie Mae I Pool 4% 4/20/2048	27,594	26,094
Ginnie Mae I Pool 4% 8/15/2041	152,805	146,866
Ginnie Mae I Pool 4.5% 4/20/2053	3,646,217	3,533,931
Ginnie Mae I Pool 4.5% 5/20/2041	2,062	2,033
Ginnie Mae I Pool 5% 4/20/2048	195,733	197,120
Ginnie Mae I Pool 5.5% 3/20/2054	5,288,812	5,367,735
Ginnie Mae II Pool 2% 1/20/2052	602,965	495,209
Ginnie Mae II Pool 2% 10/20/2050	17,234,336	14,165,161
Ginnie Mae II Pool 2% 11/20/2050	5,453,963	4,482,694
Ginnie Mae II Pool 2% 12/20/2050	8,574,132	7,047,208
Ginnie Mae II Pool 2% 12/20/2051	2,987,031	2,453,219
Ginnie Mae II Pool 2% 2/20/2051	8,263,232	6,789,092
Ginnie Mae II Pool 2% 2/20/2052	1,022,783	840,001
Ginnie Mae II Pool 2% 4/20/2051	122,508	100,653
Ginnie Mae II Pool 2% 5/20/2051	632,271	519,278
Ginnie Mae II Pool 2% 5/20/2052	23,622	19,400
Ginnie Mae II Pool 2% 6/1/2056 (k)	144,050,000	118,218,176
Ginnie Mae II Pool 2% 7/20/2051	28,007	23,002
Ginnie Mae II Pool 2% 7/20/2054	459,385	377,145
Ginnie Mae II Pool 2% 8/20/2051	18,160,208	14,914,799
Ginnie Mae II Pool 2% 9/20/2050	14,334,796	11,781,986
Ginnie Mae II Pool 2% 9/20/2051	472,547	388,098
Ginnie Mae II Pool 2.5% 12/20/2051	21,289,867	18,235,591
Ginnie Mae II Pool 2.5% 3/20/2052	72,782	62,340
Ginnie Mae II Pool 2.5% 6/1/2056 (k)	77,925,000	66,693,140
Ginnie Mae II Pool 2.5% 6/20/2051	921,330	789,443
Ginnie Mae II Pool 2.5% 7/20/2051	70,436,895	60,353,924
Ginnie Mae II Pool 2.5% 8/20/2050	2,301,091	1,972,052
Ginnie Mae II Pool 3% 1/20/2032	620,791	602,997
Ginnie Mae II Pool 3% 1/20/2043	16,012	14,628
Ginnie Mae II Pool 3% 1/20/2047	23,805	21,502
Ginnie Mae II Pool 3% 10/20/2031	205,468	199,816
Ginnie Mae II Pool 3% 10/20/2050	9,699	8,652
Ginnie Mae II Pool 3% 11/20/2031	220,442	214,208
Ginnie Mae II Pool 3% 12/20/2031	334,078	324,759
Ginnie Mae II Pool 3% 12/20/2042	43,546	39,780
Ginnie Mae II Pool 3% 12/20/2046	12,861,823	11,617,441
Ginnie Mae II Pool 3% 2/20/2031	25,430	24,817
Ginnie Mae II Pool 3% 2/20/2047	228,539	206,428
Ginnie Mae II Pool 3% 2/20/2052	327,699	291,795
Ginnie Mae II Pool 3% 3/20/2031	51,538	50,269
Ginnie Mae II Pool 3% 3/20/2050	1,619,273	1,444,897
Ginnie Mae II Pool 3% 3/20/2052	2,758,468	2,456,243
Ginnie Mae II Pool 3% 4/20/2031	193,199	188,343
Ginnie Mae II Pool 3% 4/20/2052	51,764,069	46,072,444
Ginnie Mae II Pool 3% 5/20/2031	422,870	412,064
Ginnie Mae II Pool 3% 5/20/2051	7,832,376	6,976,688
Ginnie Mae II Pool 3% 6/20/2050	64,994	57,995
Ginnie Mae II Pool 3% 6/20/2051	2,075,711	1,847,966
Ginnie Mae II Pool 3% 7/20/2031	5,469	5,325
Ginnie Mae II Pool 3% 7/20/2051	2,626,203	2,339,290
Ginnie Mae II Pool 3% 8/20/2031	64,857	63,123
Ginnie Mae II Pool 3% 8/20/2051	3,121,099	2,780,119
Ginnie Mae II Pool 3% 9/20/2031	25,962	25,258
Ginnie Mae II Pool 3% 9/20/2051	37,786	33,658
Ginnie Mae II Pool 3.5% 12/20/2041	76,325	71,885
Ginnie Mae II Pool 3.5% 2/20/2043	26,106	24,481
Ginnie Mae II Pool 3.5% 2/20/2050	42,904	39,344
Ginnie Mae II Pool 3.5% 5/20/2043	11,628	10,851
Ginnie Mae II Pool 4% 1/20/2041	105,749	101,743
Ginnie Mae II Pool 4% 1/20/2046	2,069	1,970
Ginnie Mae II Pool 4% 10/20/2040	34,783	33,474
Ginnie Mae II Pool 4% 10/20/2045	62,459	59,482
Ginnie Mae II Pool 4% 12/20/2045	2,154	2,051
Ginnie Mae II Pool 4% 3/20/2047	121,273	115,477
Ginnie Mae II Pool 4% 4/20/2047	217,275	206,891
Ginnie Mae II Pool 4% 5/20/2046	108,563	103,328
Ginnie Mae II Pool 4% 6/20/2045	114,870	109,525
Ginnie Mae II Pool 4% 7/20/2044	4,467	4,268
Ginnie Mae II Pool 4% 8/20/2043	6,607	6,324
Ginnie Mae II Pool 4% 8/20/2045	68,803	65,544
Ginnie Mae II Pool 4% 9/20/2045	1,738	1,656
Ginnie Mae II Pool 4.5% 1/20/2045	2,620	2,577
Ginnie Mae II Pool 4.5% 10/20/2044	2,059	2,025
Ginnie Mae II Pool 4.5% 11/20/2039	3,273	3,231
Ginnie Mae II Pool 4.5% 11/20/2041	1,079	1,064
Ginnie Mae II Pool 4.5% 11/20/2048	53,975	52,971
Ginnie Mae II Pool 4.5% 12/20/2048	67,210	65,960
Ginnie Mae II Pool 4.5% 2/20/2042	1,334	1,315
Ginnie Mae II Pool 4.5% 2/20/2044	9,833	9,678
Ginnie Mae II Pool 4.5% 3/20/2046	7,046	6,932
Ginnie Mae II Pool 4.5% 4/20/2035	14,667	14,532
Ginnie Mae II Pool 4.5% 5/20/2041	30,012	29,594
Ginnie Mae II Pool 4.5% 5/20/2042	20,719	20,429
Ginnie Mae II Pool 4.5% 5/20/2046	3,706	3,646
Ginnie Mae II Pool 4.5% 6/20/2041	12,699	12,520
Ginnie Mae II Pool 4.5% 6/20/2043	1,689	1,666
Ginnie Mae II Pool 4.5% 6/20/2044	2,184	2,150
Ginnie Mae II Pool 4.5% 8/20/2048	3,811	3,740
Ginnie Mae II Pool 4.5% 9/20/2039	5,838	5,763
Ginnie Mae II Pool 4.5% 9/20/2046	2,223	2,189
Ginnie Mae II Pool 5% 12/20/2054	4,530,279	4,485,748
Ginnie Mae II Pool 5% 6/1/2056 (k)	235,550,000	232,666,350
Ginnie Mae II Pool 5% 7/1/2056 (k)	84,850,000	83,705,187
Ginnie Mae II Pool 5.5% 1/20/2055	4,484,751	4,551,676
Ginnie Mae II Pool 5.5% 12/20/2054	5,547,413	5,637,129
Ginnie Mae II Pool 5.5% 6/1/2056 (k)	295,600,000	297,437,065
Ginnie Mae II Pool 5.5% 7/1/2056 (k)	197,300,000	198,194,756
Ginnie Mae II Pool 6% 12/20/2054	5,861,355	6,007,077
Ginnie Mae II Pool 6% 6/1/2056 (k)	105,000,000	106,966,283
Ginnie Mae II Pool 6% 7/1/2056 (k)	69,100,000	70,356,210
Uniform Mortgage Backed Securities 2% 6/1/2056 (k)	387,400,000	309,965,403
Uniform Mortgage Backed Securities 2% 7/1/2056 (k)	270,625,000	216,457,728
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (k)	41,225,000	34,524,326
Uniform Mortgage Backed Securities 3% 6/1/2056 (k)	115,725,000	101,114,719
Uniform Mortgage Backed Securities 3% 7/1/2056 (k)	27,025,000	23,597,257
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (k)	14,700,000	13,368,961
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (k)	39,300,000	37,740,281
Uniform Mortgage Backed Securities 5% 6/1/2041 (k)	22,325,000	22,440,112
Uniform Mortgage Backed Securities 5% 6/1/2056 (k)	192,425,000	189,388,303
Uniform Mortgage Backed Securities 5% 7/1/2041 (k)	9,000,000	9,034,804
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (k)	66,800,000	67,123,566
Uniform Mortgage Backed Securities 6% 6/1/2056 (k)	112,200,000	114,566,724
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (k)	1,700,000	1,766,406
TOTAL UNITED STATES		5,003,945,104
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,987,211,219)		5,003,945,104

U.S. Treasury Obligations - 39.3%
	Yield (%) (u)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.25% 5/15/2050	4.81 to 4.92	10,000,000	4,705,468
US Treasury Bonds 1.875% 11/15/2051	1.92 to 5.00	31,946,000	17,378,125
US Treasury Bonds 1.875% 2/15/2051	4.84 to 5.02	12,500,000	6,875,977
US Treasury Bonds 2% 2/15/2050	4.80 to 5.01	13,000,000	7,502,930
US Treasury Bonds 2% 8/15/2051	4.94 to 5.02	6,500,000	3,664,120
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	29,700,000	17,709,785
US Treasury Bonds 2.25% 8/15/2049	4.66 to 5.01	108,200,000	66,712,063
US Treasury Bonds 2.875% 5/15/2049	4.77 to 4.90	38,753,600	27,312,205
US Treasury Bonds 2.875% 5/15/2052	3.19 to 5.04	10,996,000	7,539,992
US Treasury Bonds 3% 8/15/2052	3.37 to 4.02	56,140,000	39,458,087
US Treasury Bonds 3.625% 2/15/2053	3.62 to 5.09	196,335,000	155,710,528
US Treasury Bonds 3.875% 5/15/2043 (i)	4.14 to 4.58	4,000,000	3,518,947
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	256,713,000	217,965,382
US Treasury Bonds 4.125% 8/15/2044	4.65	760,000	683,821
US Treasury Bonds 4.125% 8/15/2053	4.23 to 5.11	142,118,000	123,237,402
US Treasury Bonds 4.25% 2/15/2054	4.46 to 4.82	451,441,000	399,754,531
US Treasury Bonds 4.25% 8/15/2054	4.57 to 4.97	219,685,000	194,584,273
US Treasury Bonds 4.375% 8/15/2043	4.76 to 5.16	40,600,000	38,010,164
US Treasury Bonds 4.5% 11/15/2054	4.33 to 4.85	355,800,000	328,642,455
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	990,000	938,527
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	40,140,000	38,496,769
US Treasury Bonds 4.625% 11/15/2045	4.61 to 5.02	26,710,000	25,524,744
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.93	228,265,000	215,496,427
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.02	28,908,000	27,607,140
US Treasury Bonds 4.625% 2/15/2055	4.60 to 5.09	106,475,000	100,424,792
US Treasury Bonds 4.625% 5/15/2044	4.55 to 4.73	1,583,000	1,522,276
US Treasury Bonds 4.625% 5/15/2054	3.96 to 4.93	225,620,000	212,717,356
US Treasury Bonds 4.75% 11/15/2053	4.52	15,000,000	14,413,477
US Treasury Bonds 4.75% 2/15/2056	4.63 to 4.98	260,700,000	251,249,625
US Treasury Bonds 4.75% 5/15/2055	4.55 to 5.00	282,005,000	271,429,813
US Treasury Bonds 4.75% 8/15/2055	4.59 to 4.98	304,300,000	292,995,730
US Treasury Bonds 4.875% 8/15/2045	4.56 to 4.76	9,067,000	8,953,308
US Treasury Bonds 5% 5/15/2056	4.98 to 5.12	104,100,000	104,409,047
US Treasury Bonds 6.25% 5/15/2030 (v)	4.16 to 4.91	12,400,000	13,362,938
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	11,877,435	11,053,447
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.63 to 2.72	5,828,108	5,426,425
US Treasury Notes 2.625% 7/31/2029	4.45	2,806,000	2,687,074
US Treasury Notes 2.875% 5/15/2032 (i)(j)	3.85 to 4.08	1,277,000	1,187,111
US Treasury Notes 3.375% 5/15/2033	3.74 to 4.43	148,150,000	140,065,409
US Treasury Notes 3.375% 9/15/2028	3.53	2,000,000	1,971,563
US Treasury Notes 3.5% 1/15/2029	3.52 to 3.65	53,810,000	53,084,826
US Treasury Notes 3.5% 2/15/2033	3.53 to 4.24	161,414,000	154,194,507
US Treasury Notes 3.5% 2/28/2031	3.95	4,080,000	3,970,031
US Treasury Notes 3.5% 3/15/2029	3.82 to 3.87	15,160,000	14,943,259
US Treasury Notes 3.625% 3/31/2030	3.55 to 4.88	969,000	952,762
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.23	126,300,000	123,019,160
US Treasury Notes 3.75% 10/31/2032	3.79 to 3.95	72,500,000	70,466,601
US Treasury Notes 3.75% 11/30/2032	3.82 to 4.04	112,500,000	109,287,597
US Treasury Notes 3.75% 2/28/2033	3.72 to 4.07	141,750,000	137,458,740
US Treasury Notes 3.75% 8/31/2031	3.60 to 4.68	621,200,000	608,994,390
US Treasury Notes 3.875% 12/31/2029	4.13	78,205,000	77,633,737
US Treasury Notes 3.875% 12/31/2032	3.81 to 4.13	397,000,000	388,238,087
US Treasury Notes 3.875% 4/15/2029	3.82 to 3.91	20,130,000	20,034,068
US Treasury Notes 3.875% 8/15/2033 (i)	3.96 to 4.62	94,598,000	92,125,888
US Treasury Notes 3.875% 8/15/2034	3.76 to 4.77	487,160,000	471,090,686
US Treasury Notes 3.875% 8/31/2032	3.96 to 4.00	41,200,000	40,377,609
US Treasury Notes 3.875% 9/30/2032	3.77 to 3.93	184,200,000	180,451,243
US Treasury Notes 4% 1/31/2033	3.79 to 4.19	317,372,000	312,462,652
US Treasury Notes 4% 11/15/2035	4.05 to 4.37	251,327,000	243,080,333
US Treasury Notes 4% 2/15/2034	3.92 to 4.74	29,411,000	28,777,974
US Treasury Notes 4% 2/28/2030	4.13 to 4.39	368,000	366,764
US Treasury Notes 4% 4/30/2032	3.85 to 4.25	88,500,000	87,518,203
US Treasury Notes 4% 5/31/2028	4.02	2,600,000	2,600,102
US Treasury Notes 4% 6/30/2032	3.82 to 4.18	108,800,000	107,491,000
US Treasury Notes 4% 7/31/2032	3.92 to 4.11	131,135,000	129,480,445
US Treasury Notes 4.125% 10/31/2031	3.97 to 4.37	79,500,000	79,285,723
US Treasury Notes 4.125% 11/15/2032	3.68 to 4.09	82,955,000	82,368,482
US Treasury Notes 4.125% 11/30/2029	4.11	340,000	340,425
US Treasury Notes 4.125% 11/30/2031	4.08 to 4.55	68,000,000	67,808,750
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.61	590,898,000	576,402,533
US Treasury Notes 4.125% 2/29/2032	3.86 to 4.36	137,683,000	137,129,041
US Treasury Notes 4.125% 3/31/2031	3.67 to 4.65	79,276,000	79,204,775
US Treasury Notes 4.125% 3/31/2032	3.87 to 4.26	307,500,000	306,202,734
US Treasury Notes 4.125% 4/30/2033	4.19 to 4.43	122,235,000	121,089,047
US Treasury Notes 4.125% 5/31/2031	4.14	16,000,000	15,990,000
US Treasury Notes 4.125% 5/31/2032	3.71 to 4.20	270,732,000	269,385,190
US Treasury Notes 4.25% 11/15/2034	4.30 to 4.47	267,900,000	265,566,339
US Treasury Notes 4.25% 3/31/2033	4.03 to 4.26	50,000,000	49,921,875
US Treasury Notes 4.25% 5/15/2035	4.48	410,000	405,420
US Treasury Notes 4.25% 5/31/2033	4.28	15,000,000	14,969,531
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.29	573,200,000	566,146,952
US Treasury Notes 4.375% 12/31/2029	4.39	550,000	555,178
US Treasury Notes 4.375% 5/15/2034	3.66 to 4.61	121,720,000	121,995,771
US Treasury Notes 4.375% 5/15/2036	4.44 to 4.60	273,800,000	272,388,219
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.44	124,872,000	126,345,100
US Treasury Notes 4.5% 12/31/2031	4.03	6,000,000	6,091,406
US Treasury Notes 4.625% 2/15/2035	4.01 to 4.58	223,484,000	227,360,062
US Treasury Notes 4.625% 9/30/2028	3.56 to 4.85	2,330,000	2,360,672
US Treasury Notes 4.625% 9/30/2030	3.92 to 5.01	1,156,000	1,178,668
US Treasury Notes 4.75% 2/15/2045	4.96 to 4.97	6,480,000	6,309,647
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,499,360,579)			10,257,801,457

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (w)	3.67	1,204,478,214	1,204,719,110
Fidelity Securities Lending Cash Central Fund (w)(x)	3.67	45,648,739	45,653,304
TOTAL MONEY MARKET FUNDS (Cost $1,250,372,414)			1,250,372,414

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	16,700,000	395,571
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	13,270,000	799,535
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	10,620,000	261,799
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	11,300,000	381,885
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	44,660,000	2,529,546
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	9,260,000	277,096
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	12,440,000	757,361
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	9,400,000	298,573
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	14,360,000	863,626
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	51,370,000	573,446
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	11,900,000	301,210
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.395% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	87,380,000	631,626
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	16,980,000	720,838
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	8,150,000	300,991

TOTAL PURCHASED SWAPTIONS (Cost $8,593,891)			9,093,103

TOTAL INVESTMENT IN SECURITIES - 110.1% (Cost $28,965,666,805)	28,822,713,499
NET OTHER ASSETS (LIABILITIES) - (10.1)%	(2,650,328,152)
NET ASSETS - 100.0%	26,172,385,347

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 6/1/2056	(84,850,000)	(83,811,249)
Ginnie Mae II Pool 5.5% 6/1/2056	(197,300,000)	(198,526,161)
Ginnie Mae II Pool 6% 6/1/2056	(69,875,000)	(71,183,514)
Uniform Mortgage Backed Securities 2% 6/1/2056	(379,575,000)	(303,704,486)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(41,225,000)	(34,524,326)
Uniform Mortgage Backed Securities 3% 6/1/2056	(107,425,000)	(93,862,594)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(39,300,000)	(37,740,281)
Uniform Mortgage Backed Securities 5% 6/1/2041	(9,000,000)	(9,046,405)
Uniform Mortgage Backed Securities 5% 6/1/2056	(166,700,000)	(164,069,274)
Uniform Mortgage Backed Securities 5.5% 6/1/2056	(21,975,000)	(22,081,443)
Uniform Mortgage Backed Securities 6% 6/1/2056	(52,400,000)	(53,505,315)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(27,100,000)	(28,158,594)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,100,213,642)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,092,714,175)		(1,100,213,642)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	11,000,000	(650,462)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	6,200,000	(346,526)

TOTAL CALL SWAPTIONS			(996,988)
TOTAL WRITTEN SWAPTIONS (Cost $(1,069,100))			(996,988)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ASX 10Y Australia Treasury Bond Contracts (Australia)	25	6/2026	1,959,090	27,667
CBOT 10Y US Treasury Notes Contracts (United States)	7,010	9/2026	770,333,281	5,110,527
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	36	9/2026	4,038,750	32,702
CBOT 2Y US Treasury Notes Contracts (United States)	3,154	9/2026	651,695,250	729,512
CBOT 5Y US Treasury Notes Contracts (United States)	6,312	9/2026	677,109,938	2,700,046
CBOT US Treasury Long Bond Contracts (United States)	12	9/2026	1,348,875	14,260
CBOT US Treasury Ultra Bond Contracts (United States)	214	9/2026	24,516,375	258,357
TME 10Y Canadian Bond Contracts (Canada)	56	9/2026	4,883,676	10,875
TOTAL LONG				8,883,946
SHORT
Eurex Euro-Bobl Contracts (Germany)	(53)	9/2026	(7,119,717)	(22,291)
ICE Long GILT Futures (United Kingdom)	(46)	9/2026	(5,497,283)	(89,091)
TOTAL SHORT				(111,382)
TOTAL FUTURES CONTRACTS				8,772,564

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	1,680,000	USD	1,960,745	JPMorgan Chase Bank NA	6/2026	(1,193)
EUR	287,000	USD	336,178	Canadian Imperial Bank of Commerce	7/2026	(559)
USD	1,578,792	AUD	2,204,000	BNP Paribas SA	7/2026	(3,384)
USD	3,020,568	AUD	4,208,000	Canadian Imperial Bank of Commerce	7/2026	(212)
USD	58,395	CAD	80,000	Goldman Sachs Bank USA	7/2026	213
USD	7,276,095	CAD	9,866,000	JPMorgan Chase Bank NA	7/2026	100,781
USD	3,320,016	CAD	4,510,000	Royal Bank of Canada	7/2026	39,998
USD	50,281,765	EUR	42,713,000	BNP Paribas SA	7/2026	332,925
USD	120,474,167	EUR	101,894,000	BNP Paribas SA	7/2026	1,318,709
USD	102,332	EUR	87,000	BNP Paribas SA	7/2026	593
USD	62,924,227	EUR	53,592,000	BNP Paribas SA	7/2026	253,419
USD	408,215	EUR	346,000	Bank of America NA	7/2026	3,600
USD	660,148	EUR	559,000	Goldman Sachs Bank USA	7/2026	6,450
USD	3,751,071	EUR	3,206,000	JPMorgan Chase Bank NA	7/2026	1,955
USD	3,934,819	EUR	3,375,000	JPMorgan Chase Bank NA	7/2026	(11,926)
USD	2,223,019	EUR	1,906,000	JPMorgan Chase Bank NA	7/2026	(5,869)
USD	61,445	EUR	52,000	JPMorgan Chase Bank NA	7/2026	636
USD	2,325,728	EUR	1,969,000	State Street Bank & Trust Co	7/2026	23,167
USD	210,585	GBP	156,000	BNP Paribas SA	7/2026	524
USD	478,146	GBP	351,000	Citibank NA	7/2026	5,509
USD	15,807,011	GBP	11,715,000	Citibank NA	7/2026	32,261
USD	1,744,109	GBP	1,281,000	Citibank NA	7/2026	19,188
USD	455,394	GBP	338,000	Goldman Sachs Bank USA	7/2026	262
USD	26,941,494	GBP	19,928,000	JPMorgan Chase Bank NA	7/2026	107,587
USD	6,948,946	GBP	5,115,000	JPMorgan Chase Bank NA	7/2026	61,379
USD	708,930	GBP	528,000	JPMorgan Chase Bank NA	7/2026	(2,045)
USD	2,509,521	GBP	1,843,000	JPMorgan Chase Bank NA	7/2026	27,843
USD	6,592,137	JPY	1,040,100,000	JPMorgan Chase Bank NA	7/2026	29,107
USD	1,268,879	JPY	199,450,000	JPMorgan Chase Bank NA	7/2026	10,349
USD	5,148,212	JPY	813,250,000	JPMorgan Chase Bank NA	7/2026	16,605
USD	2,659,297	JPY	420,500,000	JPMorgan Chase Bank NA	7/2026	5,942

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,373,814
Unrealized Appreciation						2,399,002
Unrealized Depreciation						(25,188)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Generali 3.875% 1/29/2029		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,000,000	(19,354)	6,607	(12,747)
Allianz SE 1.301% 9/25/2049		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,350,000	(34,380)	18,813	(15,567)
Deutsche Bank AG 4% 6/24/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,400,000	7,778	(19,842)	(12,064)
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	28,636	(29,235)	(599)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		180,000	32,992	(41,867)	(8,875)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		30,000	5,499	(7,506)	(2,007)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		180,000	32,992	(48,963)	(15,971)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		100,000	18,329	(27,479)	(9,150)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		350,000	64,151	(100,366)	(36,215)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	20,162	(31,682)	(11,520)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	164,959	(192,533)	(27,574)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		170,000	31,159	(44,467)	(13,308)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	31,159	(38,255)	(7,096)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		180,000	32,992	(39,418)	(6,426)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		180,000	32,992	(28,641)	4,351
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		340,000	62,318	(54,507)	7,811
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	238,274	(194,732)	43,542
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		2,100,000	318,074	(133,267)	184,807
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		1,100,000	166,610	(71,187)	95,423
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		400,000	60,585	(27,713)	32,872
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		400,000	60,585	(57,962)	2,623
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		600,000	90,878	(85,849)	5,029
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		800,000	121,171	(112,259)	8,912
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	555,000	(5,675)	921	(4,754)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,800,000	(18,407)	4,433	(13,974)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	40,970	(47,461)	(6,491)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		750,000	51,212	(68,673)	(17,461)
Generali 4.125% 5/4/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	310,000	(3,000)	687	(2,313)
BMW Finance NV 1% 5/22/2028		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	3,500,000	(109,187)	92,694	(16,493)
BMW Finance NV 0.75% 7/13/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	650,000	(20,278)	17,619	(2,659)
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	340,000	1,889	(4,108)	(2,219)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,900,000	151,172	(92,954)	58,218
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	103,434	(50,718)	52,716
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,200,000	95,477	(44,560)	50,917
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	47,739	(22,921)	24,818
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	63,652	(30,109)	33,543
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,000,000	79,564	(35,358)	44,206
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	55,695	(49,169)	6,526
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		700,000	55,695	(56,338)	(643)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	490,000	(3,265)	(1,623)	(4,888)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,650,000	(10,996)	(3,622)	(14,618)
Allianz SE 3.099% 7/6/2047		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	220,000	(3,219)	2,574	(645)
Aviva PLC 4.625% 8/28/2056		6/2031	Citibank NA	(1%)	Quarterly	EUR	1,300,000	(11,867)	2,145	(9,722)
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	315,000	(2,099)	(870)	(2,969)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		20,000	(145)	(307)	(452)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	BNP Paribas SA	(5%)	Quarterly	EUR	365,000	(91,076)	87,769	(3,307)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	1,700,000	(424,188)	398,086	(26,102)
CMBX AAA Series 18 Index		12/2057	Goldman Sachs & Co LLC	(0.5%)	Monthly		31,900,000	(121,890)	79,549	(42,341)
UniCredit SpA 4.175% 6/24/2037		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,800,000	(11,995)	(4,742)	(16,737)
5Y CDX EMIG CDSI Series 45 Index		6/2031	ICE	(1%)	Quarterly		4,185,000	(42,633)	0	(42,633)

TOTAL BUY PROTECTION								1,435,140	(1,189,366)	245,774
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	145	447	592
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		16,100,000	(144,219)	207,724	63,505
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,000,000	(17,915)	22,229	4,314
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly		2,900,000	(25,977)	31,472	5,495
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,600,000	(14,332)	16,512	2,180
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(1,792)	2,982	1,190

TOTAL SELL PROTECTION								(204,090)	281,366	77,276
TOTAL CREDIT DEFAULT SWAPS								1,231,050	(908,000)	323,050

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	709,549,000	6,293,608	0	6,293,608
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	10,860,000	(56,893)	0	(56,893)
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	6/2041	6,000,000	160,323	0	160,323
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	22,900,000	(284,687)	0	(284,687)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	6/2033	3,150,000	22,118	0	22,118
TOTAL INTEREST RATE SWAPS							6,134,469	0	6,134,469

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security.
(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,984,251 and $4,030,398, respectively.

(h)	Non-income producing - Security is in default.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,322,923.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $11,445,324.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $845,470.

(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,002,182,247 or 19.1% of net assets.

(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $306,468,778 or 1.2% of net assets.

(p)	Zero coupon bond which is issued at a discount.
(q)	Non-income producing.
(r)	Security or a portion of the security is on loan at period end.
(s)	Security is perpetual in nature with no stated maturity date.
(t)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(u)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(v)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $50,650.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $9,748,202.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	529,056,061	6,502,450,271	5,826,808,104	22,372,895	20,882	-	1,204,719,110	1,204,478,214	1.8%
Fidelity Securities Lending Cash Central Fund	35,487,200	162,193,569	152,027,362	197,099	(103)	-	45,653,304	45,648,739	0.1%
Total	564,543,261	6,664,643,840	5,978,835,466	22,569,994	20,779	-	1,250,372,414

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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